                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                        -------------------------------

                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                            REGISTRATION NO. 2-57209
                        POST-EFFECTIVE AMENDMENT NO. 39
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-2679
                                AMENDMENT NO. 35
                               DAVIS SERIES, INC.

                               124 East Marcy Street
                               Santa Fe, New Mexico 87501
                               1-505-983-4335

Agents for Service:            Sheldon R. Stein
                               D'Ancona & Pflaum
                               30 North LaSalle Street
                               Suite 2900
                               Chicago, Illinois 60602
                               1-312-580-2014
                                   -or-
                               Thomas D. Tays, Esq.
                               Davis Selected Advisers, L.P.
                               124 East Marcy Street
                               Santa Fe, New Mexico 87501
                               1-505-820-3055


It is proposed that this filing will become effective:

                     Immediately upon filing pursuant to paragraph (b)
                 X   On May 1, 1998 pursuant to paragraph (b) 60 days after
                     filing pursuant to paragraph (a) on        ,
                     pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:   Common Stock of:
                                        ----------------
                                        1. Davis Growth Opportunity Fund
                                        2. Davis Financial Fund
                                        3. Davis Real Estate Fund
                                        4. Davis Convertible Securities Fund
                                        5. Davis Government Bond Fund
                                        6. Davis Government Money Market Fund

FORM N-1A

                   DAVIS SERIES, INC. CLASS A, B AND C SHARES

         POST-EFFECTIVE AMENDMENT NO. 39 TO REGISTRATION STATEMENT NO. 2-057209 UNDER THE SECURITIES ACT OF 1933 AND AMENDMENT NO. 35 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTRATION STATEMENT NO. 811-2679.

                             CROSS REFERENCE SHEET

         N-1A
         ITEM NO.     PROSPECTUS CAPTION OR PLACEMENT
         --------     -------------------------------
         1            Front Cover
         2            Summary
         3            Financial Highlights
         4            Summary; Investment Objectives and Policies; High Yield
                      High Risk Debt Securities
         5            Adviser, Sub-Adviser and Distributor; Distribution Plans;
                      Purchase of Shares; Summary; Investment Objectives and
                      Policies
         5a           Management's Discussion of Fund Performance
                      (contained in 1997 Annual Report)
         6            Summary; Shareholder Inquiries; Dividends and
                      Distributions; Federal Income Taxes; Company Shares
         7            Purchase of Shares; Exchange of Shares; Determining the
                      Price of Shares; Dividends and Distributions
         8            Redemptions of Shares; Exchange of Shares
         9            (Not Applicable)

                      PART B CAPTION OR PLACEMENT
                      ---------------------------
         10           Cover Page
         11           Table of Contents
         12           (Not Applicable)
         13           Investment Restrictions; High Yield, High Risk Debt
                      Securities; Hedging on Foreign Currency Risks; Repurchase
                      Agreements; Writing Covered Call Options; Additional
                      Information Concerning the Davis Government Bond Fund;
                      Portfolio Transactions
         14           Directors and Officers
         15           Certain Shareholders of the Funds
         16           Investment Advisory Services; Custodian; Auditors;

                      Determining the Price of Shares; Distribution of Fund Shares; Additional Information Regarding Plans of Distribution

         17           Portfolio Transactions
         18           *
         19           Determining the Price of Shares; Reduction of Class A
                      Sales Charge
         20           Federal Tax Aspects of Certain Mortgage REITS
         21           *
         22           Performance Data
         23           Financial Statements for the Company for the year ended
                      December 31, 1997, are incorporated by reference from the 1997 Annual Report to Shareholders.

         ---------------------------------
         *  INCLUDED IN PROSPECTUS


                                   FORM N-1A
                       DAVIS SERIES, INC. CLASS Y SHARES

         POST-EFFECTIVE AMENDMENT NO. 39 TO REGISTRATION STATEMENT NO. 2-57209 UNDER THE SECURITIES ACT OF 1933 AND AMENDMENT NO. 35 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTRATION STATEMENT NO. 811-2679.

                             CROSS REFERENCE SHEET

         N-1A
         ITEM NO.     PROSPECTUS CAPTION OR PLACEMENT
         --------     -------------------------------
         1            Front Cover
         2            Summary
         3            Financial Highlights
         4            Summary; Investment objectives and Policies; High Yield
                      High Risk Debt Securities
         5            Adviser, Sub-Adviser and Distributor; Purchase of Shares;
                      Summary; Investment Objectives and Policies
         5a           Management's Discussion of Fund Performance
                      (contained in 1997 Annual Report)
         6            Summary; Shareholder Inquiries; Dividends and
                      Distributions; Federal Income Taxes; Company Shares
         7            Purchase of  Shares; Exchange of Shares; Determining the
                      Price of Shares; Dividends and Distributions
         8            Redemption of Shares; Exchange of Shares
         9            (Not Applicable)

                      PART B CAPTION OR PLACEMENT
                      ---------------------------

         10           Cover Page
         11           Table of Contents
         12           (Not Applicable)
         13           Investment Restrictions; High Yield, High Risk Debt
                      Securities; Hedging on Foreign Currency Risks; Repurchase
                      Agreements; Writing Covered Call Options; Additional
                      Information Concerning the Davis Government Bond Fund;
                      Portfolio Transactions
         14           Directors and Officers
         15           Certain Shareholders of the Funds
         16           Investment Advisory Services; Custodian; Auditors;
                      Determining the Price of Shares; Distribution of Fund
                      Shares; Additional Information Regarding the Plans of
                      Distribution
         17           Portfolio Transactions
         18           *
         19           Determining the Price of Shares; Reduction of Class A
                      Sales Charge
         20           Federal Tax Aspects of Certain Mortgage REITS
         21           *
         22           Performance Data
         23           Financial Statements for the Company for the year ended
                      December 31, 1997, are incorporated by reference from the 1997 Annual Report to Shareholders.

         ---------------------------
         * INCLUDED IN PROSPECTUS

PROSPECTUS                                                          MAY 1, 1998
CLASS A, CLASS B AND CLASS C

                               DAVIS SERIES, INC.
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279

DAVIS SERIES, INC. (the "Company") offers a variety of investment portfolios. See "Investment Objectives" for more information on each portfolio.

DAVIS GROWTH OPPORTUNITY FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

DAVIS GOVERNMENT BOND FUND seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

DAVIS GOVERNMENT MONEY MARKET FUND ("DGMMF") seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

DAVIS FINANCIAL FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

DAVIS CONVERTIBLE SECURITIES FUND seeks to achieve total return. The Fund invests primarily in convertible securities, which combine fixed income with potential for capital appreciation. It may invest in lower rated bonds commonly known as "junk bonds" so long as no such investment would cause 35% or more of the Funds net assets to be so invested.

DAVIS REAL ESTATE FUND seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

This Prospectus concisely sets forth information about the Class A, Class B and Class C shares of the Funds that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement and other information about the Funds may be obtained without charge by writing or calling the Company at the above address or telephone number.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

         FUND EXPENSES. The following table is intended to assist you in understanding the various costs and expenses that an investor in the Class A, B or C shares of the Funds will bear directly or indirectly. Except as noted below, the information for all of the Funds is based on the fiscal year ended December 31, 1997. You can refer to "Adviser, Sub-Advisers and Distributor" and "Purchase of Shares" for more information on transaction and operating expenses of the Funds.


SHAREHOLDER TRANSACTION EXPENSES                               DGMMF*         ALL FUNDS OTHER THAN DGMMF
--------------------------------                          CLASS A, B AND C    CLASS A     CLASS B    CLASS C
                                                          ----------------    -------     -------    -------
Maximum sales load imposed on purchases...................   None             4.75%       None       None
Maximum sales load imposed on reinvested dividends........   None             None        None       None
Deferred sales load (a declining percentage of the
   lesser of the net asset value of the shares
   redeemed or the total cost of such shares)
       Redeemed during first year.........................   None**           None**     4.00%       1.00%
       Redeemed during second or third year...............   None             None       3.00%       None
       Redeemed during fourth or fifth year...............   None             None       2.00%       None
       Redeemed during sixth year.........................   None             None       1.00%       None
       Redeemed after sixth year..........................   None             None       None        None
   Exchange Fee...........................................   None             None       None        None


* Shares received in exchange for DGMMF shares and DGMMF shares received in exchange for shares of other Funds are generally subject to an initial or deferred sales load. See "Exchange of Shares." DGMMF accounts of less than $1000 are charged a small account maintenance fee of $10. See "Redemption of Shares - Maintenance Fees."

** On certain Class A shares purchased at net asset value without a sales charge and redeemed during the first year after purchase, there is a 0.75% deferred sales charge.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)       CLASS A      CLASS B    CLASS C
----------------------------------------------------------------------       -------      -------    -------

         DAVIS GROWTH OPPORTUNITY FUND:

         Management fees...............................................       0.75%        0.75%     0.75%
         12b-1 fees*...................................................       0.21%        0.99%     1.00%
         Other expenses................................................       0.31%        0.35%     0.44%
                                                                              -----        -----     -----
         Total Fund operating expenses.................................       1.27%        2.09%     2.19%

         DAVIS GOVERNMENT BOND FUND:

         Management fees...............................................       0.50%        0.50%     0.50%
         12b-1 fees*...................................................       0.25%        0.99%     1.00%
         Other expenses................................................       0.52%        0.52%     0.47%
                                                                              -----        -----     -----
         Total Fund operating expenses.................................       1.27%        2.01%     1.97%



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)       CLASS A      CLASS B    CLASS C
----------------------------------------------------------------------       -------      -------    -------
         DAVIS GOVERNMENT MONEY MARKET FUND:

         Management fees...............................................       0.48%        0.48%      0.48%
         12b-1 fees....................................................       0.00%        0.00%      0.00%
         Other expenses................................................       0.09%        0.09%      0.09%
                                                                              -----        -----     -----
         Total Fund operating expenses.................................       0.57%        0.57%      0.57%

         DAVIS FINANCIAL FUND:

         Management fees...............................................       0.73%        0.73%      0.73%
         12b-1 fees*...................................................       0.17%        1.00%      1.00%
         Other expenses................................................       0.17%        0.24%      0.20%
                                                                              -----        -----     -----
         Total Fund operating expenses.................................       1.07%        1.97%      1.93%

         DAVIS CONVERTIBLE SECURITIES FUND:

         Management fees...............................................       0.75%        0.75%      0.75%
         12b-1 fees*...................................................       0.14%        1.00%      1.00%
         Other expenses................................................       0.19%        0.36%      0.33%
                                                                              -----        -----     -----
         Total Fund operating expenses.................................       1.08%        2.11%      2.08%

         DAVIS REAL ESTATE FUND:

         Management fees...............................................       0.75%        0.75%      0.75%
         12b-1 fees*...................................................       0.23%        0.99%      1.00%
         Other expenses................................................       0.20%        0.30%      0.28%
                                                                              -----        -----     -----
         Total Fund operating expenses.................................       1.18%        2.04%      2.03%


* The effect of a Rule 12b-1 plan is that long-term shareholders may pay more than the maximum front-end sales charge permitted under applicable rules of the National Association of Securities Dealers, Inc.

Example:

       You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and (except as provided below) redemption at the end of each time period:



                                                       1 YEAR         3 YEARS        5 YEARS        10 YEARS
                                                       ------         -------        -------        --------
DAVIS GROWTH OPPORTUNITY FUND:

Class A..............................................    $60            $86            $114           $194
Class B..............................................    $51            $85            $122            N/A
Class B (assuming no redemption at end of period)....    $21            $65            $112            N/A
Class C..............................................    $22            $69            $117           $252
Class C (assuming no redemption at end of period)....    $22            $69            $117           $252

DAVIS GOVERNMENT BOND FUND:

Class A..............................................    $60            $86            $114           $194
Class B..............................................    $50            $83            $118            N/A
Class B (assuming no redemption at end of period)....    $20            $63            $108            N/A
Class C..............................................    $20            $62            $106           $230
Class C (assuming no redemption at end of period)....    $20            $62            $106           $230

DAVIS GOVERNMENT MONEY MARKET FUND:

Class A..............................................     $6            $18             $32            $71
Class B..............................................     $6            $18             $32            N/A
Class B (assuming no redemption at end of period)....     $6            $18             $32            N/A
Class C..............................................     $6            $18             $32            $71
Class C (assuming no redemption at end of period)....     $6            $18             $32            $71

DAVIS FINANCIAL FUND:

Class A..............................................    $58            $80            $104           $172
Class B..............................................    $50            $82            $116            N/A
Class B (assuming no redemption at end of period)....    $20            $62            $106            N/A
Class C..............................................    $20            $61            $104           $225
Class C (assuming no redemption at end of period)....    $20            $61            $104           $225

DAVIS CONVERTIBLE SECURITIES FUND:

Class A..............................................    $58            $80            $104           $173
Class B..............................................    $51            $86            $123            N/A
Class B (assuming no redemption at end of period)....    $21            $66            $113            N/A
Class C..............................................    $21            $65            $112           $241
Class C (assuming no redemption at end of period)....    $21            $65            $112           $241


DAVIS REAL ESTATE FUND:                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------                                ------   -------   -------   --------

Class A..............................................    $59      $83       $109     $184
Class B..............................................    $51      $84       $120      N/A
Class B (assuming no redemption at end of period)....    $21      $64       $110      N/A
Class C..............................................    $21      $64       $109     $236
Class C (assuming no redemption at end of period)....    $21      $64       $109     $236

THE 5% RATE USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUNDS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. ACTUAL EXPENSES AND FUTURE EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

       THE COMPANY. Davis Series, Inc. (the "Company"), was incorporated in Maryland in 1976 and is registered under the Investment Company Act of 1940. The Company is an open-end diversified management investment company and was formed primarily to provide a multi-portfolio vehicle of Funds with different investment objectives for long-term investment, including the investment of retirement plan assets. There is no assurance that the investment objective of any Fund will be achieved.

       Each Fund offers four classes of shares. Class A shares may be purchased at a price equal to their net asset value per share plus a front-end sales charge ("FESC") imposed at the time of purchase. Purchases of $1 million or more of Class A shares may be purchased at net asset value, but shares so purchased at net asset value without a sales load are subject to a .75% contingent deferred sales charge ("CDSC") on redemptions made within one year after purchase. Class B shares may be purchased at net asset value, with no FESC but are subject to a CDSC on most redemptions made within six years after purchase. Class C shares may also be purchased at net asset value but are subject to a CDSC of 1% on redemptions made within one year after purchase. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. The Class Y shares, available only to certain qualified institutional investors, are offered through a separate prospectus. For more information about the Class Y shares, see "Purchase of Shares--Alternative Purchase Arrangements. Shares of the Davis Government Money Market Fund are offered at net asset value. However, in the case of certain exchanges, the Money Market Fund shares received may be subject to an escrow, pursuant to a Statement of Intention, or a CDSC. See "Exchange of Shares."

       Each Fund's Class A shares (other than Davis Government Money Market
Fund) pay a Rule 12b-1 distribution fee at an annual rate not to exceed 0.25% of a Fund's aggregate average daily net assets attributable to the Class A shares. Each Fund's Class B and C shares (other than Davis Government Money Market Fund) pay a Rule 12b-1 distribution fee at an annual rate not to exceed 1.00% of a Fund's aggregate average daily net assets attributable to the Class B and Class C shares. The purpose and function of the deferred sales charge and distribution fee with respect to the Class B and C shares is the same as those of the initial sales charge and distribution services fee with respect to the Class A shares.

       Each share of a particular Fund represents an identical interest in the investment portfolio of that Fund. However, shares differ by class in important respects. For example, Class B shares (except for the Davis Government Money Market Fund) incur higher distribution services fees and bear certain other expenses and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares. Class B shares will automatically convert to Class A shares at the end of eight years after purchase, in the circumstances and subject to the qualifications described in this Prospectus. Class C shares (except for the Davis Government Money Market Fund), like Class B shares, will also have a higher expense ratio and pay correspondingly lower dividends than Class A shares, as a result of higher distribution services fees and certain other expenses. Unlike Class B shares, Class C shares do not have a conversion feature and therefore will always be subject to higher distribution fees and other expenses than Class A shares. The per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of the Class A shares, reflecting the daily expense accruals of additional distribution fees and certain other expenses applicable to Class B and Class C shares. All shares offered by Davis Government Money Market Fund are expected to maintain a net asset value of $1 per share. The Board of Directors may offer additional funds or classes of shares of a fund in the future and may at any time discontinue the offering of any funds or class of shares of a fund. See "Purchase of Shares--Alternative Purchase Arrangements."

       INVESTMENT OBJECTIVES.

       DAVIS GROWTH OPPORTUNITY FUND. The investment objective of Davis Growth Opportunity Fund is growth of capital. It invests primarily in common stocks and other equity securities. These securities are subject to the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. It may invest in foreign securities and attempt to reduce currency fluctuation risks by engaging in related hedging transactions. These investments involve special risk factors. See "Investment Objectives and Policies - Davis Growth Opportunity Fund."

       DAVIS GOVERNMENT BOND FUND. The investment objective of Davis Government Bond Fund is current income. It invests in debt securities which are obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"). It also may invest in repurchase agreements involving such securities. Investments held by Davis Government Bond Fund generally reflect market fluctuations. In particular, the value of the Fund's investments usually changes inversely to interest rate changes. Mortgage related securities (including collateralized mortgage obligations), which at times may constitute a large or the largest portion of the Fund's investments, have special characteristics and risks. See "Investment Objectives and Policies - Davis Government Bond Fund."

       DAVIS GOVERNMENT MONEY MARKET FUND. The investment objective of Davis Government Money Market Fund is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements involving such securities. It normally has a stable net asset value with yield fluctuating with short-term interest rates. See "Investment Objectives and Policies - Davis Government Money Market Fund."

       DAVIS FINANCIAL FUND. The investment objective of Davis Financial Fund is growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking and financial services industries. The banking industry includes commercial and industrial banks, savings and loan associations and their holding companies. The financial services industry includes consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies, and insurance companies. Davis Financial Fund generally will invest a minimum of 25% of its total assets in investments in each of these two industries. As a result, its portfolio may be affected by economic or regulatory developments in or related to the identified industries. Davis Financial Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. See "Investment Objectives and Policies - Davis Financial Fund."

       DAVIS CONVERTIBLE SECURITIES FUND. The investment objective of Davis Convertible Securities Fund is total return. It seeks this objective through a combination of current income and capital appreciation. It invests in a portfolio consisting primarily of convertible debt and equity securities. Normally it will invest at least 65% of its total assets in convertible securities. It may also invest in other securities, including common and preferred stock, non-convertible corporate debt securities, U.S. government securities and short term money market instruments (including repurchase agreements). The securities in which it invests, including high yielding securities (commonly known as "junk bonds"), involve risks. See "Investment Objectives and Policies - Davis Convertible Securities Fund."

       DAVIS REAL ESTATE FUND. The investment objective of Davis Real Estate Fund is total return through a combination of growth and income. It seeks to achieve this objective by investing primarily in equity securities of companies principally engaged in, or related to, the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments. Normally, at least 65% of its total assets will be so invested. It does not invest directly in real estate. The securities in which it invests, including high yielding securities, involve risks. See "Investment Objectives and Policies -Davis Real Estate Fund."

       INVESTMENT ADVISER, SUB-ADVISERS AND DISTRIBUTOR. Davis Selected Advisers, L.P. (the "Adviser") is the investment adviser for the Funds. Davis Distributors, LLC (the "Distributor") serves as the principal underwriter for the Funds. Tanaka Capital Management, Inc. (the "Sub-Adviser") is employed by the Adviser to provide day to day management of the portfolio of the Davis Growth Opportunity Fund and is paid by the Adviser from its advisory fees. The Adviser has entered into a Sub-Advisory Agreement with its wholly-owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY"). DSA-NY performs research and other services for the Funds on behalf of the Adviser. For more information see "Adviser, Sub-Advisers and Distributor".

       PURCHASES, EXCHANGES AND REDEMPTIONS. Initial and subsequent minimum investments in the Class A, B and C shares may be made in amounts equal to $1,000 and $25, respectively, except that the minimum initial investment for retirement plans is $250. Shares may be exchanged under certain circumstances at net asset value for the same class of shares of the other funds managed by the Adviser. Accounts with a market value of less than $250 caused by shareholder redemptions are redeemable by the Company. To help relieve the high cost of maintaining small accounts in DGMMF, there is a $10 charge imposed yearly on all accounts where the net asset value has been reduced to less than $1,000 due to shareholder redemptions. See "Purchase of Shares," "Exchange of Shares" and "Redemption of Shares". Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of any of the Funds. See "Purchase of Shares - Alternative Purchase Arrangements" for Class Y eligibility requirements.

       SHAREHOLDER SERVICES. Questions regarding the Funds or your account may be directed to Davis Distributors, LLC at 1-800-279-0279 or to your sales representative. Written inquiries may be directed to State Street Bank and Trust Co., c/o The Davis Funds, P.O. Box 8406, Boston, MA, 02266-8406. During severe market conditions, the Distributor may experience difficulty in accepting telephone redemptions or exchanges. If you are unable to contact the Distributor at the above telephone number, you should call 1-505-820-3000 Monday through Friday from 7:00 a.m. to 4:00 p.m. Mountain Time.

                              FINANCIAL HIGHLIGHTS

     The following tables provide you with information about the financial history of the Class A, Class B, and Class C shares of Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund. The tables express the information in terms of a single share for the respective periods presented and are supplementary to the Company's financial statements which are included in the December 31, 1997 Annual Report to Shareholders. Such Report may be obtained by writing or calling the Company. The Company's 1997 financial statements including the financial highlights for the five years ended December 31, 1997 have been audited by Tait, Weller & Baker serving as the Company's independent certified public accountants, whose opinion thereon is contained in the Annual Report.

DAVIS GROWTH OPPORTUNITY FUND - CLASS A


                                                                                               ONE MONTH
                                                                           YEAR  ENDED            ENDED
                                                                           DECEMBER 31,         DECEMBER 31,
                                                                1997       1996        1995       1994
                                                                ----       ----        ----       ----

Net Asset Value, Beginning of Period..............             $ 18.93    $ 17.25     $  12.83   $  13.70
                                                               --------   --------    --------   --------

Income (Loss) From Investment Operations
   Net Investment Loss............................
                                                                 (0.10)     (0.13)       (0.11)     (0.01)
   Net Gains or Losses on Securities
       (both realized and unrealized).............                5.34       3.37         6.08      (0.29)
                                                               --------   --------    --------   --------
       Total From  Investment Operations..........                5.24       3.24         5.97      (0.30)
                                                               --------   --------    --------   --------

Less Distributions
   Distributions (from capital gains).............               (1.68)     (1.55)       (1.55)     (0.57)
   Distributions (from paid-in capital)...........                   -      (0.01)           -          -
                                                               --------   --------    --------   --------
       Total Distributions........................               (1.68)     (1.56)       (1.55)     (0.57)
                                                               --------   --------    --------   --------
Net Asset Value, End of Period....................             $ 22.49    $ 18.93     $  17.25   $  12.83
                                                               ========   ========    ========   ========

Total Return(1) ..................................               27.70%     18.73%      46.65%      (2.21)%

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted)........             $48,386    $27,158     $22,890     $12,455
   Ratio of Expenses to Average Net Assets........                1.27%      1.49%(2)    1.51%       1.42%*
   Ratio of Net Loss to Average Net Assets........               (0.58)%    (0.76)%     (0.71)%     (0.08)%*

   Portfolio Turnover Rate........................               19.33%     30.55%      30.07%      37.31%

   Average Commission Rate per share..............             $0.0600    $0.0454          -           -


1    Sales charges are not reflected in calculation.

2 Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.48% for 1996. Prior to 1996, such reductions were reflected in the expenses ratios.

*    Annualized

DAVIS GROWTH OPPORTUNITY FUND - CLASS B


                                                                        YEAR ENDED DECEMBER, 31
                                      --------------------------------------------------------------------------------------------
                                         1997     1996      1995     1994    1993(1)  1992(1)  1991(1)  1990(1)   1989(1)  1988(1)
                                      --------   -------   -------  -------  -------  -------  -------  -------   -------  -------
Net Asset Value, Beginning
of Period...................            $18.58    $17.08    $12.82   $14.67   $13.25   $13.73    $9.83   $10.94    $8.74    $8.57
                                        ------   -------   -------  -------  -------  -------  -------   ------   ------    -----
Income From Investment
Operations
   Net Investment
     Income (Loss)..........             (0.25)    (0.27)    (0.26)   (0.12)   (0.07)   (0.07)   (0.06)     -       0.27    (0.01)
   Net Gains or Losses on Securities
     (both realized and unrealized)..     5.23      3.33      6.07    (1.11)    1.54    (0.32)    4.07    (0.52)    3.19     0.90
                                        ------   -------   -------  -------  -------  -------  -------   ------   ------    -----
        Total From
           Investment Operations.....     4.98      3.06      5.81    (1.23)    1.47    (0.39)    4.01    (0.52)    3.46     0.89
                                        ------   -------   -------  -------  -------  -------  -------   ------   ------    -----
Less Distributions
   Dividends (from net investment
     income).........................        -        -         -        -     (0.05)      -      -          -     (0.27)      -
   Distributions (from capital
   gains)............................    (1.68)    (1.55)    (1.55)   (0.62)      -        -      -       (0.45)   (0.88)   (0.59)
   Distributions (from
     paid-in capital)................    (0.01)       -         -        -     (0.09)   (0.11)   (0.14)   (0.11)   (0.13)      -
                                        ------   -------   -------  -------  -------  -------  -------   ------   ------   ------
       Total Distributions...........    (1.56)    (1.55)    (0.62)   (0.05)   (0.09)   (0.11)   (0.59)   (1.26)   (0.72)   (1.68)
                                        ------   -------   -------  -------  -------  -------  -------   ------   ------   ------
Net Asset Value, End
   of Period.........................   $21.88    $18.58    $17.08   $12.82   $13.25   $13.73   $10.94    $8.74   $14.67    $9.83
                                        ======   =======   =======  =======  =======  =======  =======   ======   ======   ======
Total Return(3) .....................    26.82%    45.44%    (8.45)%  11.16%   (2.86)%  40.93%   (4.72)%  40.06%   10.49%   17.86%

Ratios/Supplemental Data
   Net Assets, End of Period
     (000 omitted)...................  $61,383   $39,343   $35,326  $36,087  $51,762  $46,958  $43,419  $24,107  $25,689  $19,866
   Ratio of Expenses to Average
     Net Assets......................     2.09%(3)  2.25%(3)  2.30%    2.15%    2.39%    2.55%    2.49%    2.62%    2.58%    2.57%
   Ratio of Net Income to
     Average Net Assets..............    (1.40)%   (1.52)%   (1.50)%  (0.81)%  (0.55)%  (0.54)%  (0.45)%  (0.04)%   2.29%   (0.19)%
   Portfolio Turnover Rate...........    19.33%    30.55%    30.07%   37.31%   38.93%   39.01%   12.16%   40.50%   45.17%   82.90%
   Average Commission Rates per
     share...........................  $0.0600   $0.0454        -        -        -        -        -        -        -        -

(1) Per share data has been restated to give effect to a 2 for 1 stock split to shareholders of record as of the close of January 7, 1994.

(2)  Sales charges are not reflected in calculation.

(3) Ratios of expenses to average net assets after the reduction of custodian fees under a custodian agreement were 2.08% and 2.24% for 1997 and 1996, respectively. Prior to 1996, such reductions were reflected on the expenses ratios.

DAVIS GROWTH OPPORTUNITY FUND - CLASS C


                                             AUGUST 15, 1997
                                             (COMMENCEMENT
                                             OF OPERATIONS)
                                               THROUGH
                                              DECEMBER 31,
                                                 1997
                                                 ----

Net Asset Value, Beginning of Period....     $    25.56
                                              ----------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Loss..................          (0.04)
   Net Gains or Losses on Securities
       (both realized and unrealized)...          (1.41)
                                              ----------
       Total From Investment
           Operations...................          (1.45)
                                              ----------

Less Distributions
   Distributions (from capital gains)...          (1.68)
   Distributions (from paid-in capital).            -
                                              ----------
       Total Distributions..............          (1.68)
                                              ----------
Net Asset Value, End of Period..........     $    22.43
                                              ==========

Total Return(1) ........................          (5.66)%

Ratios/Supplemental Data
   Net Assets, End of Period
     (000 omitted)......................         $2,585
   Ratio of Expenses to
     Average Net Assets.................           2.19%*
   Ratio of Net Loss to
     Average Net Assets.................          (1.51)%*

   Portfolio Turnover Rate..............          19.33%

   Average Commission Rate per share....        $0.0600

(1) Sales charges are not reflected in calculation.

 *  Annualized

DAVIS GOVERNMENT BOND FUND - CLASS A



                                                                                                ONE MONTH
                                                               YEAR  ENDED DECEMBER 31,            ENDED
                                                            ------------------------------      DECEMBER 31,
                                                            1997         1996        1995          1994
                                                            ----         ----        ----          ----

Net Asset Value, Beginning of Period................     $   5.76      $   6.00    $   5.79       $   5.78
                                                         --------      --------    --------       --------

Income (Loss) From Investment  Operations
   Net Investment  Income...........................         0.33          0.33        0.39           0.02
   Net Gains on Securities
     (both realized and unrealized).................         0.11         (0.14)       0.27          (0.01)
                                                         --------      --------    --------       --------
       Total From Investment Operations.............         0.44          0.19        0.66           0.01
                                                         --------      --------    --------       --------
Less Distributions
   Dividends (from net investment income)...........        (0.33)        (0.33)      (0.36)           -
   Distributions (from paid-in capital).............         -            (0.10)      (0.09)           -
                                                         --------      --------    --------       --------
       Total Distributions..........................        (0.33)        (0.43)      (0.45)           -
                                                         --------      --------    --------       --------


Net Asset Value, End of Period......................     $   5.87       $  5.76     $  6.00       $   5.79
                                                         ========       =======     =======       ========

Total Return(1).....................................         7.92%         3.40%      11.82%         (0.97)%


Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted)..........     $ 17,589       $18,129     $21,485        $20,035
   Ratio of Expenses to Average Net Assets..........         1.27%(2)      1.77%       1.74%          1.64%*
   Ratio of Net Income to Average Net Assets........         5.82%         5.88%       6.54%          6.22%*

   Portfolio Turnover Rate..........................        24.35%        45.50%      41.04%         62.17%

(1)  Sales charges are not reflected in calculation.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.26% for 1997. Prior to 1996, such reductions were reflected in the expenses ratios.

 *   Annualized

DAVIS GOVERNMENT BOND FUND - CLASS B


                                                                   YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------------------------------------
                                     1997     1996       1995     1994   1993(1)   1992(1) 1991(1)  1990   1989     1988
                                     ----     ----       ----     ----   -------   ------- ------- ------  ----   - ------
        Net Asset Value,
         Beginning of Period.....  $ 5.75    $ 5.98     $ 5.79   $ 6.33  $  6.61 $  6.88 $  6.64  $  6.86 $  6.90  $ 7.19
                                  -------    ------    -------  -------  ------- ------- -------  ------- ------- -------

      Income From Investment
      Operations
         Net Investment Income...    0.29      0.29       0.34     0.31     0.36    0.37    0.43     0.41    0.49    0.50
         Net Gains or Losses on
           Securities (both
           realized and
           unrealized)...........    0.11     (0.13)      0.26    (0.37)   (0.12)  (0.10)   0.35    (0.02)   0.13   (0.10)
                                  -------   -------    -------  -------  ------- ------- -------  ------- ------- -------
              Total From
      Investment                     0.40      0.16       0.60    (0.06)    0.24    0.27    0.78     0.39    0.62    0.40
                                  -------   -------    -------  -------  ------- ------- -------  ------- ------- -------
                 Operations......

      Less Distributions
         Dividends (from net
           investment income)....   (0.29)    (0.29)     (0.33)   (0.37)   (0.42)  (0.27)  (0.43)   (0.41)  (0.49)  (0.50)
         Distributions (from
      paid- in capital)..........     -       (0.10)     (0.08)   (0.11)   (0.10)  (0.27)  (0.11)   (0.20)  (0.17)  (0.19)
                                   ------   -------    -------  -------  ------- ------- ------- -------- ------- -------
             Total Distributions.   (0.29)    (0.39)     (0.41)   (0.48)   (0.52)  (0.54)  (0.54)   (0.61)  (0.66)  (0.69)
                                  -------   -------     ------    -----  ------- ------- -------  ------- ------- -------

      Net Asset Value, End
         of Period............... $  5.86   $  5.75     $ 5.98    $5.79  $  6.33  $ 6.61  $ 6.88   $ 6.64  $ 6.86   $6.90
                                  =======   =======     ======    =====  =======  ======  ======   ======  ======   =====
      Total Return(2)............    7.12%     2.78%     10.62%   (0.97)%   3.69%   4.14%  12.36%    6.11%   9.45%   5.70%


      Ratios/Supplemental Data
         Net Assets, End of
           Period (000 omitted).. $12,703   $12,959    $15,976  $19,241  $50,080 $54,422 $62,766  $55,489 $64,776  $69,885
         Ratio of Expenses to
           Average Net Assets....    2.53%(3)  2.53%(3)   2.51%    2.38%    2.37%   2.51%   2.51%    2.50%   2.48%    2.48%
         Ratio of Net Income to
           Average Net Assets....    5.07%     5.13%      5.77%    5.48%    5.52%   5.83%   6.36%    6.58%   7.27%    7.04%

         Portfolio Turnover Rate.   24.35%    45.50%     41.04%   62.17%   42.82%  81.28%  28.14%   72.02%  81.86%      -

(1) Per share calculations other than distributions were based on average shares outstanding during the period.

(2)  Sales charges are not reflected in calculation.

(3) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 2.00% and 2.52% for 1997. Prior to 1996, such reductions were reflected in the expenses ratios.

DAVIS GOVERNMENT BOND FUND - CLASS C


                                                                AUGUST 19, 1997
                                                                (COMMENCEMENT
                                                                OF OPERATIONS)
                                                                   THROUGH
                                                                 DECEMBER 31,
                                                                      1997
                                                                      ----

Net Asset Value, Beginning of Period..................           $   5.79
                                                                 --------
Income (Loss) From Investment Operations
   Net Investment Income..............................               0.08
   Net Gains on Securities
          (both realized and unrealized)..............               0.09
                                                                 --------
       Total From Investment Operations...............               0.17
                                                                 --------

Less Distributions
   Dividends (from net investment
         income)......................................              (0.08)
   Distributions (from paid-in capital)...............               -
                                                                 --------
       Total Distributions............................              (0.08)
                                                                 --------


Net Asset Value, End of Period........................           $   5.88
                                                                 ========

Total Return(1).......................................               2.97%
                                                                 --------
Ratios/Supplemental Data
   Net Assets, End of Period
     (000 omitted)....................................               $215
   Ratio of Expenses to
     Average Net Assets...............................               1.97%*(2)
   Ratio of Net Income to
     Average Net Assets...............................               5.11%*

   Portfolio Turnover Rate............................              24.35%

(1)  Sales charges are not reflected in calculation.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.96% for 1997.

*    Annualized

DAVIS GOVERNMENT MONEY MARKET FUND




                                                                                                THREE
                                                                                                MONTHS
                                                 YEAR ENDED                                      ENDED       YEAR ENDED
                                                 DECEMBER 31,                                  DECEMBER     SEPTEMBER 30,
                       ---------------------------------------------------------------------      31,      --------------
                        1997     1996     1995     1994    1993       1992     1991     1990     1989      1989   1988(1)
                        ----     ----     ----     ----    ----       ----     ----     ----     ----      ----   -------
Net Asset Value,
   Beginning of
   Period...........  $1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000    $ 1.000  $ 1.000
                      ------   -------  -------  -------  -------   -------  -------  -------  -------    -------  -------
Income From
Investment Operations
   Net Investment
     Income.........    .049      .047     .051     .034     .020      .027     .047     .064     .018       .073     .055

Less Distributions
   Dividends (from
     net investment
     income)........   (.049)    (.047)   (.051)   (.034)   (.020)    (.027)   (.047)   (.064)   (.018)     (.073)   (.055)
                      ------   -------  -------  -------  -------   -------  -------  -------  -------    -------  -------


Net Asset Value,
End  of  Period.....  $1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000    $ 1.000  $ 1.000
                      ======   =======  =======  =======  =======   =======  =======  =======  =======    =======  =======
Total Return .......    5.02%     4.80%    5.25%    3.48%    2.01%     2.70%    4.78%    6.58%    7.09%*     7.51%    5.74%

Ratios/Supplemental
Data
   Net Assets, End
    of  Period
    (000,000 omitted).  $465      $412     $360     $241      $40       $42      $51      $65      $16        $17      $21

   Ratio of Expenses
    to Average Net
    Assets............  0.57%     0.66%    0.73%    0.64%    1.15%     1.14%    1.25%    1.50%(2) 1.50%*(2)  1.50%(2) 1.50%

   Ratio of Net
    Income to Average
    Net Assets........  4.92%     4.72%    5.13%    3.43%    1.98%     2.68%    4.72%    6.28%(2) 7.01%*(2)  7.25%(2) 5.58%

(1) From the Fund's inception through September 30, 1987, Clayton Brown Advisors, Inc. served as investment manager of the Fund. On October 1, 1987, Venture Advisers, Inc. became the investment adviser of the Fund and on January 1, 1998, Davis Selected Advisers, L.P. succeeded to the business of Venture Advisers, Inc. and became investment adviser of the Fund. Venture Advisers, Inc. is the sole general partner of Davis Selected Advisers, L.P. Effective December 1, 1989 the Fund became a series of the Davis Series, Inc.

(2) Reflects the reimbursement of certain expenses by the Fund's investment manager.

 *   Annualized

DAVIS FINANCIAL FUND - CLASS A




                                                                                                                 MAY 1, 1991
                                                                                                                (COMMENCEMENT
                                                                                                                OF OPERATIONS)
                                                                   YEAR ENDED DECEMBER 31,                          THROUGH
                                                  -------------------------------------------------------------   DECEMBER 31,
                                                     1997      1996        1995      1994      1993(2)    1992(2)    1991(3)
                                                     ----      ----        ----      ----      -----      -----      -----
Net Asset Value, Beginning of Period......        $  18.06   $  14.50    $ 10.68   $  11.70   $  11.20    $   8.76   $   7.15
                                                  ---------  --------   --------   --------   --------    --------   --------

Income From Investment Operations
   Net Investment Income..................            0.13       0.14       0.07       0.08       0.07        0.05       0.01
   Net Gains or Losses on Securities
     (both realized and unrealized).......            7.92       4.44       5.32      (0.61)      1.59        2.79       1.65
                                                  ---------  --------   --------   --------   --------    --------   --------
       Total From Investment
         Operations.......................            8.05       4.58       5.39      (0.53)      1.66        2.84       1.66
                                                  ---------  --------   --------   --------   --------    --------   --------
Less Distributions
   Dividends (from net investment income).           (0.13)     (0.15)     (0.07)     (0.08)     (0.08)      (0.05)     (0.02)
   Distributions (from capital gains).....           (0.30)     (0.87)     (1.50)     (0.39)     (1.08)      (0.35)     (0.03)

   Distributions (from paid-in capital)...              -          -        -         (0.02)        -           -          -

       Total Distributions.........                  (0.43)     (1.02)     (1.57)     (0.49)     (1.16)      (0.40)     (0.05)
                                                  ---------  --------   --------   --------   --------    --------   --------
Net Asset Value, End of Period.....               $  25.68   $  18.06   $  14.50   $  10.68   $  11.70    $  11.20   $   8.76
                                                  =========  ========   ========   ========   ========    ========   ========

Total Return(1)....................                  44.53%     31.50%     50.51%     (4.55)%    14.87%      32.67%     34.74%*(2)

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted)......  $292,059   $107,579    $79,874    $57,670    $50,778     $31,660     $9,221
   Ratio of Expenses to Average Net Assets......      1.07%      1.15%      1.18%      1.24%      1.32%       1.68%      2.49%*(2)
   Ratio of Net Income to Average Net Assets....      0.77%      0.92%      0.53%      0.67%      0.57%       0.43%      0.51%*(2)
   Portfolio Turnover Rate......................      6.23%     25.78%     41.89%     43.95%     70.33%      49.64%     39.75%
   Average Commission Rate per share............   $0.0600    $0.0518        -          -          -           -          -

(1)  Sales charges are not reflected in calculation.
(2) Reflects the reimbursement of certain expenses by the Fund's investment manager.
(3) Per share data has been restated to give effect to a 2 for 1 stock split to shareholders of record as of the close of January 7, 1994.
 *   Annualized

DAVIS FINANCIAL FUND - CLASS B

                                                                                             DECEMBER 27, 1994
                                                                                              (COMMENCEMENT
                                                                    YEAR ENDED                OF OPERATIONS)
                                                                    DECEMBER 31,                 THROUGH
                                                      ---------------------------------------  DECEMBER 31,
                                                        1997         1996          1995            1994
                                                        ----         ----          ----      -----------------
Net Asset Value, Beginning of Period................. $  17.91     $  14.41      $  10.68        $  11.22
                                                      --------     --------      --------        --------

Income (Loss) From Investment Operations
   Net Investment Income (Loss)......................    (0.01)        0.01          0.01            0.03
   Net Gains or Losses on Securities
       (both realized and unrealized)................     7.76         4.37          5.22           (0.13)
                                                      --------     --------      --------        --------
       Total From Investment Operations..............     7.75         4.38          5.23           (0.10)
                                                      --------     --------      --------        --------

Less Distributions
   Dividends (from net investment income)............      -          (0.01)          -             (0.03)
   Distributions (from capital gains)................    (0.30)       (0.87)        (1.50)          (0.39)
   Distributions (from paid-in capital)..............      -            -             -             (0.02)
                                                       -------      -------       -------         --------
       Total Distributions...........................    (0.30)       (0.88)        (1.50)          (0.44)
                                                      --------     --------      --------        --------

Net Asset Value, End of Period....................... $  25.36     $  17.91      $  14.41        $  10.68
                                                      ========     ========      ========        ========
Total Return(1)......................................    43.25%       30.29%        49.00%          (0.90)%

Ratios/Supplemental Data
   Net Assets, End of Period(000 omitted)............ $193,257     $  8,213      $  1,762        $     28
   Ratio of Expenses to Average Net Assets...........     1.97%        2.04%         2.09%           2.04%*
   Ratio of Net Income to Average Net Assets.........    (0.12)%       0.19%        (0.38)%         (0.13)%*
   Portfolio Turnover Rate...........................     6.23%       25.78%        41.89%          43.95%
   Average Commission Rate per share................. $ 0.0600     $ 0.0518            -               -


(1)  Sales charges are not reflected in calculation.

 *   Annualized

DAVIS FINANCIAL FUND - CLASS C

                                                     AUGUST 12, 1997
                                                     (COMMENCEMENT
                                                     OF OPERATIONS)
                                                        THROUGH
                                                        DECEMBER 31,
                                                          1997
                                                          ----
Net Asset Value, Beginning of Period....                $  23.76
                                                        --------

Income (Loss) From Investment Operations
   Net Investment Income................                     -
   Net Gains on Securities
       (both realized and unrealized)...                    2.25
                                                        --------
       Total From Investment Operations.                    2.25
                                                        --------

Less Distributions
   Dividends (from net investment income)                    -
   Distributions (from capital gains)...                   (0.30)
   Distributions (from paid-in capital).                     -
                                                        --------
       Total Distributions..............                   (0.30)
                                                        --------

Net Asset Value, End of Period..........                $  25.71
                                                        ========

Total Return(1).........................                    9.45%

Ratios/Supplemental Data
   Net Assets, End of Period(000 omitted)                $19,515
   Ratio of Expenses to Average Net Assets                  1.93%*
   Ratio of Net Income to Average Net Assets               (0.09)%*

   Portfolio Turnover Rate..............                    6.23%

   Average Commission Rate per share....                 $0.0600

(1)  Sales charges are not reflected in calculation.

 *   Annualized

DAVIS CONVERTIBLE SECURITIES FUND - CLASS A



                                                                                       MAY 1, 1992
                                                              YEAR                     (COMMENCEMENT
                                                              ENDED                    OF OPERATIONS)
                                                           DECEMBER 31,                  THROUGH
                                        ----------------------------------------------  DECEMBER 31,
                                           1997       1996      1995    1994      1993     1992
                                           ----       ----      ----    ----      ----     ----
Net Asset Value, Beginning of Period..  $  21.22    $ 18.22   $ 15.57  $ 17.45   $ 15.73  $ 14.29
                                        --------    -------    ------   ------    ------  -------

Income From Investment Operations
   Net Investment Income..............      0.67       0.71      0.67     0.67      0.67     0.40
   Net Gains or Losses on Securities
(both realized and unrealized).........     5.33       4.56      3.42    (1.83)     2.02     1.44
                                        --------   --------  -------- --------  -------- --------
    Total From Investment Operations...     6.00       5.27      4.09    (1.16)     2.69     1.84
                                        --------   --------  -------- --------  -------- --------
Less Distributions
   Dividends (from net investment
   income).............................   (0.67)      (0.69)    (0.66)   (0.67)     (0.67)   (0.40)
   Distributions (from capital gains)..   (1.22)      (1.54)    (0.78)   (0.05)     (0.30)    -
   Dividends (from paid-in capital)....   (0.07)      (0.04)     -        -         -         -
                                        --------   --------  -------- --------   -------- --------
       Total Distributions............    (1.96)      (2.27)    (1.44)   (0.72)     (0.97)   (0.40)
                                        --------   --------  -------- --------   -------- --------
Net Asset Value, End of Period........  $  25.26   $  21.22  $  18.22 $  15.57   $  17.45 $  15.73
                                        ========   ========  ======== ========   ======== ========
Total Return(1).......................     28.68%     29.46%    26.68%   (6.72)%    17.26%   19.95*

Ratios/Supplemental Data
   Net Assets,  End of Period
   (000 omitted)......................  $ 24,323    $90,107   $42,841  $59,757    $47,844  $44,730
   Ratio of Expenses to Average Net
   Assets.............................      1.08%(2)   1.14%     1.05%    1.20%      1.21%    1.35%*
   Ratio of Net Income to Average Net
   Assets.............................      3.00%      3.34%     3.87%    4.06%      3.89%    4.94%*
   Portfolio Turnover Rate............     23.68%     43.16%    53.58%   45.15%     62.17%   11.51%
   Average Commission Rate per share..   $0.0600    $0.0552        -        -         -        -


(1)  Sales charges are not reflected in calculation.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.07% for the period ending December 31, 1997. Prior to 1996, such reductions were reflected in expenses ratios.

 *   Annualized

DAVIS CONVERTIBLE SECURITIES FUND - CLASS B AND C


                                                     CLASS B                                 CLASS C
                                      ----------------------------------------           ---------------
                                                              FEBRUARY 3, 1995           AUGUST 12, 1997
                                             YEAR             (COMMENCEMENT                COMMENCEMENT
                                             ENDED             OF OPERATIONS)              OF OPERATIONS)
                                          DECEMBER 31,            THROUGH                     THROUGH
                                      -----------------         DECEMBER 31,                DECEMBER 31,
                                      1997         1996            1995                         1997
                                      ----         ----            ----                         ----
Net Asset Value,
   Beginning of Period........    $  21.05       $  18.14        $  15.95                   $  24.91
                                  --------       --------        --------                   --------

Income From Investment Operations
   Net Investment Income......        0.44           0.59            0.54                       0.11
   Net Gains on
     Securities (both realized
     and unrealized)..........        5.26           4.45            2.97                       1.72
                                  --------       --------        --------                   --------
       Total From
         Investment
         Operations...........        5.70           5.04            3.51                       1.83
                                  --------       --------        --------                   --------

Less Distributions
   Dividends (from net
     investment income).......       (0.44)         (0.56)          (0.54)                     (0.11)
   Distributions (from
     capital gains)...........       (1.22)         (1.54)          (0.78)                     (1.22)
   Distributions (from
     paid-in capital).........       (0.06)         (0.03)            -                        (0.05)
                                  --------       --------        -------                    --------

       Total Distributions....       (1.72)         (2.13)          (1.32)                     (1.38)
                                  --------       --------        --------                   --------

Net Asset Value, End of Period    $  25.03       $  21.05        $  18.14                   $  25.36
                                  ========       =========       ========                   ========

Total Return(1)...............       27.35%         28.21%          25.31%                      7.38%

Ratios/Supplemental Data
   Net Assets, End of Period
     (000 omitted)............     $35,536         $2,075            $378                     $6,296
   Ratio of Expenses to
     Average Net Assets.......        2.11%(2)       2.01%(2)        2.01%*                     2.08%*
   Ratio of Net Income
     to Average Net Assets....        2.09%          2.40%           3.00%*                     2.01%*

   Portfolio Turnover Rate....       23.68%         43.16%          53.58%                     23.68%

   Average Commission
     Rate per share...........     $0.0600        $0.0552              -                     $0.0600

(1)  Sales charges are not reflected in calculation.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 2.10% and 2.00% for Class B shares for 1997 and 1996, respectively and 2.07% for Class C Shares for 1997. Prior to 1996, such reductions were reflected in the expenses ratios.

*    Annualized

DAVIS REAL ESTATE FUND - CLASS A



                                                                                       JANUARY 3, 1994
                                                                                        (COMMENCEMENT
                                                                 YEAR ENDED             OF OPERATIONS)
                                                                DECEMBER 31,               THROUGH
                                                        ----------------------------     DECEMBER 31,
                                                        1997         1996(1)    1995         1994
                                                        ----         -------    ----   ----------------
Net Asset Value, Beginning of Period...............  $  21.24    $  16.44   $  14.72      $  14.29
                                                     --------    --------   --------      --------
Income From Investment Operations
   Net Investment Income...........................      0.74        0.71       0.82          0.62
   Net Gains on Securities (both realized and
   unrealized).....................................      4.51        5.22       1.71          0.55
                                                     ---------   ---------  --------      --------

       Total From Investment Operations............      5.25        5.93       2.53          1.17
                                                     --------    --------   --------      --------

Less Distributions
   Dividends (from net investment income)..........     (0.74)      (0.70)     (0.81)        (0.62)
   Distributions (from capital gains)..............     (0.27)      (0.25)       -           (0.12)
   Distributions (from paid-in capital)............     (0.07)      (0.18)       -              -
                                                     --------    --------   --------      --------
       Total Distributions.........................     (1.08)      (1.13)     (0.81)        (0.74)
                                                     --------    --------   --------      --------

Net Asset Value, End of Period.....................  $  25.41    $  21.24   $  16.44      $  14.72
                                                     ========    ========   ========      ========

Total Return(2)....................................     25.08%      37.05%     17.70%         8.25%*

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted).........  $147,488     $32,507    $29,320       $25,450

   Ratio of Expenses to Average Net Assets.........      1.18%      1.32%(3)    1.43%         1.86%*

   Ratio of Net Income to Average Net Assets.......      3.40%      3.95%       5.44%         3.98%*

   Portfolio Turnover Rate.........................     12.50%     18.60%      38.82%        35.80%

   Average Commission Rate per share...............   $0.0600    $0.0600          -             -


(1) Per share calculations other than distributions were based on average shares outstanding during the period.

(2)  Sales charges are not reflected in calculation.

(3) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.31% for 1996. Prior to 1996 such reductions were reflected in the expenses ratios.

 *   Annualized

DAVIS REAL ESTATE FUND - CLASS B



                                                                                 DECEMBER 27, 1994
                                                                                  (COMMENCEMENT
                                                           YEAR ENDED             OF OPERATIONS)
                                                           DECEMBER 31,               THROUGH
                                                    -------------------------       DECEMBER 31,
                                                    1997       1996(1)   1995          1994
                                                    ----       -------   ----    -----------------
Net Asset Value, Beginning of Period............  $  21.19   $  16.41   $  14.72    $  14.73
                                                  --------   --------   --------    --------

Income From Investment Operations
   Net Investment Income........................      0.54       0.56       0.68        0.02
   Net Gains on Securities (both realized and         4.47       5.21       1.70        0.11
   unrealized)..................................  --------   --------   --------    --------
       Total From Investment Operations.........      5.01       5.77       2.38        0.13
                                                  --------   --------   --------    --------

Less Distributions
   Dividends (from net investment income).......     (0.54)     (0.63)     (0.69)      (0.02)
   Distributions (from capital gains)...........     (0.27)     (0.25)       -         (0.12)
   Dividends (from paid-in capital).............     (0.07)     (0.11)       -            -
                                                  ---------  --------    -------    --------
       Total Distributions......................     (0.88)     (0.99)     (0.69)      (0.14)
                                                  --------   --------   --------    --------

Net Asset Value, End of Period..................  $  25.32   $  21.19   $  16.41    $  14.72
                                                  ========   ========   ========    ========
Total Return(2).................................     23.88%     35.99%     16.59%       0.89%

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted)......  $114,283    $10,919       $414         $34

   Ratio of Expenses to Average Net Assets......      2.04%      2.22%      2.39%       2.64%*

   Ratio of Net Income to Average Net Assets....      2.60%      3.46%      4.48%       3.20%*

   Portfolio Turnover Rate......................     12.50%     18.60%     38.82%      35.80%

   Average Commission Rate per share............   $0.0600    $0.0600         -           -



(1) Per share calculations other than distributions were based on average shares outstanding during the period.

(2)  Sales charges are not reflected in calculation.

 *   Annualized

DAVIS REAL ESTATE FUND - CLASS C


                                                   AUGUST 13, 1997
                                                    (COMMENCEMENT
                                                    OF OPERATIONS)
                                                       THROUGH
                                                     DECEMBER 31,
                                                         1997
                                                   ---------------
Net Asset Value, Beginning of Period...............   $  23.41
                                                      --------

Income From Investment Operations
   Net Investment Income...........................       0.18
   Net Gains on Securities (both realized and
     unrealized ...................................       2.42
                                                      --------
       Total From Investment Operations............       2.60
                                                      --------

Less Distributions
   Dividends (from net investment income)..........      (0.18)
   Distributions (from capital gains)..............      (0.27)
   Dividends (from paid-in capital)................      (0.07)
                                                      --------
       Total Distributions.........................      (0.52)
                                                      --------

Net Asset Value, End of Period.....................   $  25.49
                                                      ========

Total Return ......................................      11.12%


Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted).........     $8,322
   Ratio of Expenses to Average Net Assets.........       2.03%*
   Ratio of Net Income to Average Net Assets.......       2.56%*
   Portfolio Turnover Rate.........................      12.50%
   Average Commission Rate per share...............    $0.0600

 * Annualized

                       INVESTMENT OBJECTIVES AND POLICIES

DAVIS GROWTH OPPORTUNITY FUND

         GENERAL. The investment objective of Davis Growth Opportunity Fund is growth of capital. It invests primarily in common stocks and other equity securities such as securities convertible into common stock. Generally, it invests in equity securities of companies that are diversified across a variety of industries and may be expected to have small and medium, as well as large market capitalizations. Such investments will usually consist of issues which the Sub-Adviser believes have capital growth potential due to factors such as rapid growth in demand in existing markets, expansion into new markets, new product introductions, reduced competitive pressures, cost reduction programs and other fundamental changes which may result in improved earnings growth or increased asset values.

         OTHER POLICIES. For information concerning other investment policies, risks and considerations see "General Fund Policies and Risks" below.

DAVIS GOVERNMENT BOND FUND

         GENERAL. The investment objective of Davis Government Bond Fund is current income. It invests in debt securities which are obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities").

         The Fund is not limited as to the maturities of its portfolio investments and may take full advantage of the entire range of maturities available in U.S. Government Securities. The Adviser may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns and market risk. Thus, at various times the average maturity of the portfolio may be relatively short (from one year to five years, for example) and at other times may be relatively long (over 10 years, for example). Fluctuations in portfolio values and therefore fluctuations in the net asset value of its shares are more likely to be greater when the portfolio average maturity is longer. The portfolio is likely to be primarily invested in securities with short-term maturities in periods when the Adviser deems a more defensive position is advisable. For temporary periods, for defensive purposes or to accommodate inflows of cash awaiting more permanent investment, it may also invest in short-term money market instruments, including repurchase agreements.

         There are two basic types of U.S. Government Securities: (1) direct obligations of the U.S. Treasury, and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. Government. Agencies and instrumentalities include Federal Farm Credit System ("FFCS"), Student Loan Marketing Association ("SLMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA") and Government National Mortgage Association ("GNMA"). Some obligations issued or guaranteed by agencies or instrumentalities, such as those issued by GNMA, are fully guaranteed by the U.S. Government. Others, such as FNMA bonds, rely on the assets and credit of the instrumentality with limited rights to borrow from the U.S. Treasury. Still other securities, such as obligations of the FHLB, are supported by more extensive rights to borrow from the U.S. Treasury.

         When the Adviser deems that higher yields are obtainable through investments in mortgage related securities and that the yield advantage offsets the uncertainties of the timing of principal payments, the Fund may be significantly invested in mortgage related securities. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate. Upon receipt, principal payments will be used by the Fund to purchase additional GNMA Certificates or other U.S. Government Securities.

         The Fund may also invest in pools of mortgages which are issued or guaranteed by other agencies of the U.S. Government. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened or lengthened by unscheduled or early payment, or by slower than expected prepayment, of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool.

         It may also invest in a collateralized mortgage obligation ("CMO"). A CMO is a debt security issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities or corporate debt obligations. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. The Fund invests only in CMOs which are obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities such as the FNMA or the FHLMC.

         CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest. Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs; these payments are typically used to pay interest on all CMO classes and to retire successive class maturities in a sequence. Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA Certificate). Classes with shorter maturities typically have lower volatility and lower yield while those with longer maturities typically have higher volatility and higher yield. Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.

         Investment by Davis Government Bond Fund in mortgage-related U.S. Government Securities, such as GNMA Certificates, and CMOs also involves other risks. The yield on a pass-through security is typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium; the opposite is true for pass-throughs purchased at a discount. During periods of declining interest rates, prepayment of mortgages underlying pass-through certificates can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, the Fund's ability to maintain a portfolio of high-yielding, mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses. Investment in such securities could also subject the Fund to "maturity extension risk" which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered a short or intermediate-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

         In selecting CMOs, the Adviser seeks a favorable yield relative to risk and considers purchase price, interest rates, total rates of return, prepayment rates, average life, duration and volatility and compares these with other mortgage-backed investments and U.S. Government Securities.

         The guarantees of the U.S. Government, its agencies and instrumentalities are guarantees of the timely payment of principal and interest on the obligations purchased. The value of the shares issued by the Davis Government Bond Fund is not guaranteed and will fluctuate with the value of the Fund's portfolio. Generally when the level of interest rates rise, the value of the Fund's portfolio is likely to decline and when the level of interest rates decline, the value of the Fund's portfolio is likely to rise.

         The Fund may engage in portfolio trading primarily to take advantage of yield disparities. Such trading strategies may result in minor temporary increases or decreases in the Fund's current income and in its holding of debt securities which sell at substantial premiums or discounts from face value. If expectations of changes in interest rates or the price of two securities prove to be incorrect, the Fund's potential income and capital gain will be reduced or its potential loss will be increased.

         OTHER POLICIES. For information concerning other investment policies, risks and considerations see "General Fund Policies and Risks" below.

DAVIS GOVERNMENT MONEY MARKET FUND.

         GENERAL. The investment objective of Davis Government Money Market Fund is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It seeks to achieve its investment objective by investing exclusively in U.S. Government Securities and repurchase agreements involving U.S. Government Securities. For a description of these securities see "Investment Objectives and Policies - Davis Government Bond Fund."

         MATURITY. The Fund limits its investments to securities and repurchase agreements which will mature 397 days or less from the date of purchase. Such period is calculated pursuant to the provisions of Rule 2a-7 under the Investment Company Act of 1940 which governs the use of amortized cost valuation. Maturities of securities collateralizing repurchase agreements are not so limited.

         NET ASSET VALUE. It is the policy of the Fund to seek to maintain a net asset value of $1.00 per share. However, the maintenance of a $1.00 share price is not assured. The U.S. Government and its agencies and instrumentalities do not guarantee the value of the shares issued by the Fund. The Fund values its assets on the basis of amortized cost which permits it to maintain a dollar weighted average portfolio maturity not exceeding 90 days. See "Determining the Price of Shares."

         PORTFOLIO ACTIVITY. Generally, the Fund holds its securities until maturity. However, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets or yields for short-term money market instruments. Portfolio securities in the Fund may also be disposed of prior to maturity if, on the basis of a revised credit evaluation of the issuer or other financial or investment considerations, such disposition is deemed advisable by the Adviser. The policy of investing in securities with short maturities will result in high portfolio turnover. However, this would not usually affect the Fund since normally brokerage commissions are not paid in connection with the purchase or sale of short-term instruments.

         INVESTMENT RISKS. While the Fund intends to invest in high quality money market instruments, these investments are not entirely without risk. It may invest in obligations issued or guaranteed by the U.S. Treasury which include bills, notes and bonds which differ from each other only in interest rates, maturities and time of issuance: Treasury bills have maturities of one year or less, Treasury notes have initial maturities of up to ten years and Treasury bonds have initial maturities of greater than ten years. The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA Certificates);
(b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as Federal Farm Credit Bank-FFCB); (c) discretionary borrowing authority of the U.S. Government agency or instrumentality (such as Student Loan Marketing Association - SLMA); or (d) the credit of the instrumentality (such as Financing Corporation-FICO).

         OTHER POLICIES. For information concerning other investment policies, risk and considerations, see "General Fund Policies and Risks" below.

DAVIS FINANCIAL FUND

         GENERAL. The investment objective of Davis Financial Fund is growth of capital. It invests primarily in common stocks and other securities such as securities convertible into common stock. Such investments will consist of issuers which the Adviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, the development and demand of new products and services, favorable operating ratios, resources for expansion, management abilities, improved competitive positions and favorable overall business prospects.

         CONCENTRATED AREA OF INVESTMENT. Generally, the Fund will concentrate 25% or more of its total assets in obligations of domestic and foreign companies in each of the banking and financial services industries. For purposes of a concentrated area, an issuer will be deemed "principally engaged" in the area of concentration if operations in the identified areas comprise more than 50% of the issuer's assets or revenues on a consolidated basis. Companies in the banking industry include U.S. and foreign commercial and industrial banking and savings institutions (including their parent holding companies). Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies (including multi-line, property, casualty and life insurance companies) and insurance holding companies. As a result of such concentration, the Fund's portfolio may be subject to greater risks than a portfolio without such a concentration, especially with respect to those risks associated with regulatory developments in or related to such industries.

         The banking and financial services industries are currently experiencing change as existing distinctions between such industries become less clear, as new regulations may create new opportunities for companies in the area, and as some companies may become attractive acquisition candidates. There are congressional and executive department proposals that would make significant changes in the federal laws governing the range of business in which federally regulated banks can engage. These proposals would allow certain banks and their holding companies to offer a wide range of financial products and services, including insurance, mutual fund underwriting, and securities underwriting and sales. These changes would eliminate many distinctions between commercial and investment banking.

         INVESTMENT CONSIDERATIONS AND RISKS CONCERNING THE BANKING INDUSTRY. Commercial banks (including "money center," regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

         Recent legislation has significantly altered the regulatory environment for savings institutions. The number of such institutions with financial problems, the unsettled economic environment and poor commercial lending performance has prompted Congress to raise capital requirements as well as other industry standards. Recent regulatory action has also increased capital requirements and raised other standards applicable to banks.

         Broadening bank powers including the ability to engage in multi-state operations, while permitting diversification of operations, also could expose banks to well-established competitors in new areas of operations. The broadening of regional and national interstate powers and the aggressive expansion of larger, publicly held foreign banks may result in increased competition and a decline in the number of publicly traded regional banks.

         INVESTMENT CONSIDERATIONS AND RISKS CONCERNING THE FINANCIAL SERVICES INDUSTRY. Many of the investment considerations discussed in connection with banks and savings associations also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

         OTHER POLICIES. Regulations of the Securities and Exchange Commission limit investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business. The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of any fund investing in bank securities, no more than 5% of total assets may be invested in a single issuer. The Fund intends to comply with these restrictions. For information concerning other investment policies, risks and considerations, see "General Fund Policies and Risks."

DAVIS CONVERTIBLE SECURITIES FUND

         GENERAL. The investment objective of Davis Convertible Securities Fund is total return. It seeks this objective through a combination of current income and capital appreciation. The Fund will, under normal circumstances, invest 65% or more of its total assets in convertible securities. Securities received upon conversion of a convertible security may be retained by the Fund to permit orderly disposition or to establish long-term holdings for federal income tax purposes. In the event that less than 65% of total assets are invested in convertible securities due to the exercise of conversion rights, the Fund will invest available funds in additional convertible securities as soon as practicable. The remaining assets may be invested in other securities, including common and preferred stock, corporate debt securities, real estate investment trusts ("REITs"), U.S. Government Securities, and money market instruments (including repurchase agreements). For a discussion of the risks associated with investing in REITs see "Davis Real Estate Fund".

         Generally, convertible securities are bonds, debentures, notes, preferred stocks or other securities that convert or are exchanged into shares of the underlying common stock at a stated exchange ratio. Usually, the conversion or exchange is solely at the option of the holder. However, some convertible securities may be convertible or exchangeable at the option of the issuer or are automatically converted or exchanged at a time certain, or upon the occurrence of certain events, or have a combination of these characteristics. Usually a convertible security provides a long term call on the issuer's common stock and therefore tends to appreciate in value as the underlying common stock appreciates in value. A convertible security may also be subject to redemption by the issuer after a date certain and under certain circumstances (including a specified price) established on issue. If a convertible security held by the Fund is called for redemption, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it.

         In selecting convertible securities for the Fund, the Adviser will seek to achieve a high level of total return and will consider the following factors, among others: (1) the Adviser's own evaluations of the basic underlying value of assets and business of the issuers; (2) the interest or dividend income generated by the securities; (3) the potential for capital appreciation of the securities and the underlying common stocks; (4) the prices of the securities relative to the underlying common stocks; (5) the prices of the securities relative to other comparable securities; (6) whether the securities are entitled to the benefits of sinking funds or other protective conditions; (7) the existence of any anti-dilution protections of the security; and (8) the diversification of the Fund's portfolio as to issuers. The Fund may convert a convertible security which it holds (A) when necessary to permit orderly disposition of the investment when a convertible security approaches maturity or has been called for redemption; (B) to facilitate a sale of the position; (C) if the dividend rate on the underlying common stock increases above the yield on the convertible security; or (D) whenever the Adviser believes it is otherwise in the best interests of the Fund.

         INVESTMENT CONSIDERATIONS AND RISKS GENERALLY. Fixed-income securities are generally considered to be interest rate sensitive. The market value of the Fund's investments will change in response to changes in interest rates. During periods of falling interest rates, the value of debt securities held by the Fund generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Due to its conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. A convertible security will normally also provide a higher yield than the underlying common stock (but generally lower than comparable non-convertible securities). Due to their higher yield, convertible securities generally sell above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because the yield acts as a price support. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase but will generally not increase to the same extent as common stocks.

         HIGH YIELD, HIGH RISK DEBT SECURITIES. Convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer's non-convertible debt obligations. The debt securities in which the Fund may invest (including convertible securities) include high yield, high risk debt securities (including convertible securities) rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services ("Moody's") or unrated securities deemed by the Adviser to be of an equivalent rating. A brief description of the quality ratings of these two services is contained herein under "Portfolio Composition" and a more complete description is contained in the Appendix. Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D rated securities of issuers in default. The Fund intends not to purchase securities rated BB or Ba or lower if such purchase would then cause 35% or more of the Fund's net assets to be invested in such securities. While likely to have some quality and protective characteristics, such securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest.

         The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers. Ratings assigned by credit agencies do not evaluate market risks.

         Issuers of high yield, high risk securities may be highly leveraged and may not have available to them traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         Such securities are subject to greater price volatility than higher rated securities, tend to decline in price more steeply than higher rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of payment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Fund to dispose of particular issues and may cause the Fund to incur special securities registration responsibilities, liabilities and costs and liquidity and valuation difficulties. Unexpected net redemptions may force the Fund to sell high yield, high risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower yielding securities, resulting in a decreased return. To the extent that the Fund invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Fund, the Fund may have to sell portfolio securities to meet taxable distribution requirements.

         See the Statement of Additional Information for more detailed information on high yield, high risk debt securities.

         PORTFOLIO COMPOSITION. The table below reflects Davis Convertible Securities Fund's portfolio quality rating as of December 31, 1997. The table reflects the percentage of total net assets represented by fixed income securities rated by Moody's or S&P, by unrated fixed income securities and by other assets. The percentages shown reflect the higher of the Moody's or S&P rating. U.S. Government Securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Other assets may include money market instruments, repurchase agreements, equity securities, net payables and receivables and cash. The allocations in the table are not necessarily representative of the composition of the Fund's portfolio at other times. Portfolio quality rating will change over time.

  PORTFOLIO COMPOSITION OF THE DAVIS CONVERTIBLE SECURITIES FUND PORTFOLIO BY
      QUALITY RATING AS A PERCENTAGE OF TOTAL ASSETS AT DECEMBER 31, 1997



MOODY'S S&P RATING CATEGORY    PERCENTAGE    FUND'S ASSESSMENT      GENERAL DEFINITION
---------------------------    ----------  OF UNRATED SECURITIES      OF BOND QUALITY
                                           ---------------------      ---------------
Aaa/AAA ...................      1.21%               -                  Highest quality
Aa/AA   ...................      7.15%               -                  High quality
A/A     ...................      2.02%               -                  Upper medium grade
Baa/BBB ...................      5.80%               -                  Medium grade
Ba/BB   ...................      0.50%              3.98%               Some speculative elements
B/B     ...................      4.36%               -                  Speculative
Caa/CCC ...................         -                -                  More speculative
Ca,C/CC,C,D................         -                -                  Very speculative, may be in default
Not Rated..................      3.98%               -                  Not rated by Moody's or S&P

Common and Convertible
   Preferred Stock.........     61.89%                -
Short-term Investments.....     10.48%
Other assets less
   liabilities.............      2.61%
                                -------             -------
                                  100%              3.98%

         The description of each bond quality category set forth in the table above is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth in the Appendix. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. The Fund may retain a security whose rating has changed or has become unrated.

         OTHER POLICIES. For information concerning other investment policies, risks and considerations see "General Fund Policies and Risks" below.

DAVIS REAL ESTATE FUND

         GENERAL. The investment objective of Davis Real Estate Fund is total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments. Normally at least 65% of its total assets will be invested in securities of companies which have at least 50% of the value of their assets, gross income or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. It does not invest directly in real estate. Real estate companies include real estate investment trusts, or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. It invests in common stocks and other equity securities and debt securities. In keeping with its primary growth objective, it will normally invest primarily in equity securities (including securities convertible into equity securities). It may also invest in fixed income securities for income or as a defensive strategy when the Adviser believes that adverse economic or market conditions require such strategy.

         The remaining 35% of the Fund's assets may be invested in securities of companies in any other industries. These may include companies which are not primarily involved in real estate operations or ownership but which have products or services relating to the real estate industry, such as manufacturers and distributors of building supplies, financial institutions which make or service real estate loans or companies which have substantial real estate assets such as some companies in the energy, retailing or railroad industries. There is no limitation on such investments except that the Fund intends to invest less than 25% of its total assets in the securities of any industry other than the real estate industry.

         The Fund will invest in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         INVESTMENT CONSIDERATIONS AND RISKS GENERALLY. Because the Fund invests primarily in the real estate industry, it is subject to risks associated with the direct ownership of real estate. The Fund could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

         Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from registration under the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management.

         HIGH YIELD, HIGH RISK DEBT SECURITIES. The Fund may also invest in the same types of high yield, high risk securities as Davis Convertible Securities Fund. However, the Fund generally will not purchase securities rated BB or Ba or lower if such purchase would then cause more than 30% of the Fund's net assets to be invested in such securities. On December 31, 1997 the Fund had 8.84% of its assets invested in high yield, high risk securities and does not presently intend to have over 5% of its assets invested in such securities in the near future.

         OTHER POLICIES. For information concerning other investment policies, risks and considerations see "General Fund Policies and Risks" below.

GENERAL FUND POLICIES AND RISKS

         With respect to this section, the Funds are referred to as follows:

                  Davis Growth Opportunity Fund as the "Growth Fund"
                  Davis Government Bond Fund as the "Bond Fund"
                  Davis Government Money Market Fund as the "Money Market Fund" Davis Financial Fund as the "Financial Fund"
                  Davis Convertible Securities Fund as the "Convertible Fund" Davis Real Estate Fund as the "Real Estate Fund"

      DIVERSIFICATION. The Growth, Bond and Money Market Funds limit investments in one issuer to 5% of total assets. The Financial, Convertible and Real Estate Funds limit investments in any one issuer to 5% of total assets as to 75% of their respective total assets. The remaining 25% of each Fund's total assets may be invested without regard to this 5% limitation. This may involve greater risk than if the 5% limitation is applied to all assets. Note that no Fund has any limitations on investments in U.S. Government Securities or repurchase agreements with respect to such securities.

         CONCENTRATION. No Fund, other than the Financial Fund and Real Estate Fund, will make any investment which would cause 25% or more of its total assets to be invested in any one industry. This limitation does not apply to investments in U.S. Government Securities.

      TEMPORARY INVESTMENTS OF FUNDS OTHER THAN THE MONEY MARKET FUND. The Funds may temporarily invest in high grade money market instruments, repurchase agreements, or may hold cash or cash equivalents for defensive purposes or to accommodate inflows of cash awaiting more permanent investment.

      FOREIGN INVESTMENTS. Funds other than the Bond and Money Market Funds may invest in securities of foreign issuers or securities which are principally traded in foreign markets ("foreign securities"). When foreign investments are made, the Adviser or Sub-Advisers will attempt to take advantage of differences between economic trends and the performance of securities markets in various countries to maximize investment performance. In most instances, foreign investments will be made in companies principally based in developed countries.

         Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") covering such securities and through U.S. registered investment companies investing primarily in foreign securities. The Funds, however, may not invest in the securities of other registered investment companies if more than 10% of a Fund's total assets would then be so invested. Other registered investment companies usually have their own management costs or fees and the Adviser will also earn its regular fee on Fund assets invested in such other companies. Operating expenses of a Fund investing in foreign securities are likely to be higher than that of one investing exclusively in U.S. securities, since management, custodial and certain other expenses are expected to be higher.

         Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion and other relevant indicators.

         To attempt to reduce exposure to currency fluctuations, the Funds may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Funds and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction in respect to a different foreign currency than the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, a Fund will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of its total assets (excluding in such 5% calculation any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Advisers' ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus a Fund could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. When taking a position in an anticipatory hedge, a Fund is required to set aside cash or high grade liquid securities to fully secure the obligation.

         PORTFOLIO TRANSACTIONS. The Adviser and Sub-Advisers are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. It is the Company's policy to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services and placement of orders by securities firms for shares of the Company may be taken into account as a factor in placement of portfolio transactions. In seeking its investment objective, a Fund predominantly investing in equity securities may trade to some degree in securities for the short term if the Adviser or Sub-Advisers believe that the growth potential of a security no longer exists, considers that other securities have more growth potential, or otherwise believes that such trading is advisable. As discussed above, the Bond Fund may engage in portfolio trading to take advantage of yield disparities. Because of differences among investment policies, portfolio turnover rate will be different for each Fund. At times it could be high, which could require the payment of larger amounts in brokerage commissions. However, Bond and Money Market Funds' trades are usually principal transactions involving no commissions. The Adviser and Sub-Advisers are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services.

      WRITING COVERED OPTIONS. For income purposes, the Funds other than the Money Market Fund may write covered call options on its portfolio securities. However, the Funds have not done so to any significant extent and do not currently intend to engage in any such transaction if it would cause more than 10% of net assets to be subject to options.

         REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements, but normally do not enter into repurchase agreements maturing in more than seven days, and may make repurchase agreement transactions through a joint account with other funds which have the same investment adviser. A repurchase agreement, as referred to herein, involves a sale of securities to the Funds, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or securities dealer which the Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing their rights.

         RESTRICTED AND ILLIQUID SECURITIES. Funds, other than the Money Market Fund, may invest in restricted securities, i.e., securities which, if sold, would cause the Funds to be deemed "underwriters" under the Securities Act of 1933 or which are subject to contractual restrictions on resale. The Funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of any Fund's net assets would then be illiquid. If at any time more than 15% of a Fund's net assets are illiquid, steps will be taken as soon as practicable to reduce the percentage of illiquid assets to 15% or less.

         The restricted securities which a Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser or the Sub-Advisers, under criteria established by the Company's Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy limiting investments in illiquid securities.

In making this determination, the Adviser and Sub-Advisers will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and Sub-Advisers and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is appropriate in light of the policy limiting investments in such securities. There is no limitation on the percentage of the Fund's assets that can be invested in liquid Rule 144A Securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

      BORROWING. No Fund will borrow money except from banks for temporary or emergency purposes (usually to facilitate orderly redemption of its shares while avoiding untimely disposition of portfolio holdings.) Except for the Money Market Fund, a Fund may not (i) borrow money in excess of 10% of the value of its total assets (excluding the amount borrowed) at the time of the borrowing or (ii) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount not in excess of 15% of the value of its total assets (excluding the amount borrowed) at the time of such borrowings. The Money Market Fund may not (a) borrow in excess of 25% of the value of its total assets (including the amounts borrowed) at the time of borrowing or (b) pledge or hypothecate any of its assets except to secure permitted borrowing and then in an amount not in excess of 10% of the value of its net assets (including the amount borrowed) at the time of such borrowing. No Fund will purchase securities while any borrowing exceeds 5% of net assets.

         FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The investment restrictions set forth in the Statement of Additional Information including those in respect to borrowing, concentration and diversification as discussed above are fundamental policies. The investment objectives and policies with respect to eligible investments are fundamental policies of Money Market Fund and cannot be changed without a shareholder vote. All other investment objectives and policies of the Company's Funds are not fundamental and may be changed without shareholder approval. In the event that a Fund's objective should ever be changed, such change may result in an objective different from the objective the shareholder considered appropriate at the time of investment in such Fund. Except for the restrictions on illiquid securities, any percentage restrictions set forth in the prospectus or in the Statement of Additional Information apply as of the time of investment without regard to later increases or decreases in the values of securities or total or net assets.

                     ADVISER, SUB-ADVISERS AND DISTRIBUTOR

         Davis Selected Advisers, L.P., (the "Adviser") whose principal office is at 124 East Marcy Street, Santa Fe, New Mexico 87501, serves as the investment adviser for the Funds. Venture Advisers, Inc. is the Adviser's sole general partner. Shelby M.C. Davis is the controlling shareholder of the general partner. Subject to the direction and supervision of the Board of Directors, the Adviser manages the investment and business operations of the Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund, and manages the business operations of the Davis Growth Opportunity Fund. Davis Distributors, LLC (the "Distributor"), a subsidiary of the Adviser, serves as the distributor or principal underwriter of the Company's shares. As discussed below, the Adviser has hired Tanaka Capital Management, Inc. as the Sub-Adviser for the Growth Opportunity Fund. Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, performs research and other services for the Funds on behalf of the Adviser under a Sub-Advisory Agreement with the Adviser. This Agreement does not affect the services provided by Tanaka Capital Management. The Adviser also acts as investment adviser for Davis New York Venture Fund, Davis Growth & Income Fund, Davis High Income

Fund, Davis Tax-Free High Income Fund, Davis International Series, (collectively with the Company, the "Davis Funds"), Selected American Shares, Selected Special Shares, and Selected Capital Preservation Trust (collectively the "Selected Funds"). The Distributor also acts as the principal underwriter for the Davis and Selected Funds.

         The Davis Government Bond Fund pays the Adviser a fee at the annual rate of 0.50% of total net assets. Davis Government Money Market Fund pays the Adviser a fee at the annual rate of 0.50% on the first $250 million of average net assets, 0.45% on the next $250 million of net assets and 0.40% on assets over $500 million. The other Funds each pay the Adviser a fee at the annual rate of 0.75% on the first $250 million of average net assets, 0.65% on the next $250 million of net assets and 0.55% on net assets over $500 million. The fees for these other Funds are higher than those charged by many mutual funds with similar objectives. The Company also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws.

      SUB-ADVISERS. Tanaka Capital Management, Inc. (the "Sub-Adviser"), is a sub-adviser for the Davis Growth Opportunity Fund. The Sub-Adviser manages the day to day investment operations for the Davis Growth Opportunity Fund. The Company pays no fees directly to the Sub-Adviser. The Sub-Adviser receives from the Adviser a reallowed portion of its advisory fee equal to 0.30% of the first $100 million of the Davis Growth Opportunity Fund's annual average net assets and 0.25% of such Fund assets over $100 million with a minimum annual fee of $100,000. However, the Sub-Adviser's fees on Fund assets over $100 million may not exceed one-third of the fees paid to the Adviser from the Davis Growth Opportunity Fund. The Sub-Adviser also provides investment advisory services to employee benefit plans, institutions, trusts and individuals. The Sub-Adviser's offices are located at 230 Park Avenue, Suite 1432, New York, New York 10169. Graham Y. Tanaka is the owner of the Sub-Adviser. Since February, 1987, Mr. Tanaka has been the controlling shareholder, Chief Executive Officer and sole director of the Sub-Adviser. Prior to December, 1990, he was employed by the Adviser. Under the Sub-Advisory Agreement with DSA-NY, the Adviser pays all of DSA-NY's direct and indirect costs of operations. All the fees paid to DSA-NY are paid by the Adviser and not the Funds.

         PORTFOLIO MANAGEMENT. Carolyn H. Spolidoro is the primary portfolio manager of the Davis Government Bond Fund and the Davis Government Money Market Fund. She has been employed by the Adviser since August 1985. She is Vice President of the Adviser's General Partner and Vice President of all of the Davis Funds. She is also the portfolio manager of the Selected U. S. Government Income Fund and the Selected Daily Government Fund.

         Graham Y. Tanaka has been the primary portfolio manager of Davis Growth Opportunity Fund since January, 1987.

         Christopher C. Davis and Kenneth Charles Feinberg are the co-portfolio managers of the Davis Financial Fund. Christopher C. Davis was the co-portfolio manager of this Fund with Shelby M.C. Davis from its inception until December 1, 1994. He has been employed by the Adviser since September, 1989 as an assistant portfolio manager and research analyst. Christopher C. Davis also manages or co-manages other equity funds managed by the Adviser.

         Kenneth Charles Feinberg has been employed by the Adviser since December of 1994 as a research analyst. He previously served as Assistant Vice President of Investor Relations for the Continental Corporation from 1988 to 1994. Kenneth Feinberg also manages or co-manages other equity funds managed by the Adviser.

         Andrew A. Davis is the primary portfolio manager of the Davis Convertible Securities Fund and the Davis Real Estate Fund. He was the co-portfolio manager of these funds with Shelby M.C. Davis from their inception until December 1, 1994. Andrew A. Davis is a Vice President of the Company and the President of the Adviser's General Partner. Until February 1993, he was the Vice President and head of convertible research at Paine Webber, Incorporated. Andrew A. Davis also manages or co-manages other equity funds managed by the Adviser.

         Shelby M.C. Davis is Chief Investment Officer of the Adviser. As Chief Investment Officer, he is active in providing investment themes, strategies and individual stock selection to one or more of the Funds. He is the controlling shareholder of the Adviser, was the primary portfolio manager of the Davis Financial Fund and co-portfolio manager of the Davis Convertible Securities Fund and the Davis Real Estate Fund until December 1, 1994.

                               DISTRIBUTION PLANS

         Davis Distributors, LLC ("Distributor") is reimbursed by each Fund (except Davis Government Money Market Fund) for some of its distribution expenses through Distribution Plans which have been adopted with respect to the Class A, Class B and Class C shares of each Fund and approved by the Fund's Board of Directors in accordance with Rule 12b-1 under the Investment Company Act of 1940. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.

         Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling Fund shares and/or servicing shareholders and maintaining shareholder accounts. Where a commission is paid for purchases of $1 million or more of Class A shares and as long as the limits of the distribution plan have not been reached, such payment is also made from 12b-1 distribution fees received from the Fund. Normally, such fees are at the annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of the Fund. Payments under the Class A Distribution Plan may also be used to reimburse the Distributor for other distribution costs (excluding overhead) not covered in any year by any portion of the sales charges the Distributor retains. See "Purchase of Shares."

         Payments under the Class B Distribution Plan are limited to an annual rate of 1% of the average daily net asset value of the Class B shares. In accordance with current applicable rules, such payments are also limited to 6.25% of gross sales of Class B shares plus interest at 1% over the prime rate on any unpaid amounts. The Distributor pays broker/dealers up to 4% in commissions on new sales of Class B Shares. Up to an annual rate of 0.75% of the average daily net assets is used to reimburse the Distributor for these commission payments. Most or all of such commissions are reallowed to salespersons and to firms responsible for such sales. No commissions are paid by the Company with respect to sales by the Distributor to officers, directors and full-time employees of the Funds, the Distributor, the Adviser, the Adviser's general partner, or DSA-NY. Up to 0.25% of average net assets is used to reimburse the Distributor for the payment of service and maintenance fees to its salespersons and other firms for shareholder servicing and maintenance of shareholder accounts.

         If, due to the foregoing payment limitations, the Company is unable to pay the Distributor the 4% commission on new sales of Class B shares, the Distributor intends, but is not obligated, to accept new orders for shares and pay commissions in excess of the payments it receives from the Company. The Distributor intends to seek full payment from the Company of any excess amounts with interest at 1% over the prime rate at such future date when and to the extent such payments on new sales would not be in excess of the limitations. The Company is not obligated to make such payments; the amount (if any), timing and condition of any such payments are solely within the discretion of the directors of the Company who are not interested persons of the Distributor or the Company and have no direct or indirect financial interest in the Class B Distribution Plan (the "Independent Directors"). If the Class B Distribution Plan is terminated, the Distributor will ask the Independent Directors to take whatever action they deem appropriate with regard to the payment of any excess amounts. As of December 31, 1997, the Distributor paid $585,849, $416,424, $6,274,938, $1,233,089 and $3,704,502, respectively, in commissions with respect to Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund, respectively, for which the Distributor had not yet received reimbursement.

         In addition, the Plans provide that the Adviser, in its sole discretion, may utilize its own resources for distributing and promoting sales of Fund shares, including any profits from its advisory fees. Payments under the Class C Distribution Plan are also limited to an annual rate of 1% of the average daily net asset value of the Class C shares, and are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan. The entire amount of payments may be used to reimburse the Distributor for the payments of commissions and service and maintenance fees to its salespersons and other firms for selling new Class C shares, shareholder servicing and maintenance of shareholder accounts.

         With respect to Davis Government Money Market Fund, the Distribution Plan for each class of shares does not provide for any amounts to be paid by the Fund directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee for distribution to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

         Each of the Distribution Plans may be terminated at any time by vote of the Independent Directors or by vote of a majority of the outstanding shares of the respective class. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

         As described herein, dealers or others may receive different levels of compensation depending on which class of shares they sell. The Distributor may make expense reimbursements for special training of a dealer's registered representatives or personnel of dealers and other firms who provide sales or other services in respect to the Fund and/or its shareholders, or to defray the expenses of meetings, advertising or equipment. Any such amounts may be paid by the Distributor from the fees it receives under the Class A, Class B and Class C Distribution Plans.

         In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Funds. In some instances such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Funds and/or the other Davis Funds managed by the Adviser during a specified period of time.

         Shares of the Funds may also be sold through banks or bank-affiliated dealers. Any determination that such banks or bank-affiliated dealers are prohibited from selling shares of the Funds under the Glass-Steagall Act would have no material adverse effects on the Company. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Funds.

                               PURCHASE OF SHARES

         GENERAL. You can purchase Class A, Class B or Class C shares of the Davis Funds from any dealer or other person having a sales agreement with the Distributor.

         There are three ways to make an initial investment in the Funds. One way is to fill out the Application Form included in this Prospectus and mail it to State Street Bank and Trust Company ("State Street") at the address on the Form. The dealer must also sign the Form. Your dealer or sales representative will help you fill out the Form. All purchases made by check (minimum $1,000, except $250 for retirement plans) should be in U.S. dollars and made payable to THE DAVIS FUNDS, or in the case of a retirement account, the custodian or trustee. THIRD PARTY CHECKS WILL NOT BE ACCEPTED. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days. Shareholders whose Davis Government Money Market Fund accounts are established for distributions of earnings or principal from a unit investment trust sponsored by Clayton Brown & Associates, Inc. may make initial and subsequent investments of amounts below the stated minimum.

         Another way to make an initial investment is to have your dealer order and pay for the shares. In this case, you must pay your dealer. The dealer can order the shares from the Distributor by telephone or wire. You can also use this method for additional investments of at least $1,000.

         The third way to purchase shares is by wire. Shares may be purchased at any time by wiring federal funds directly to State Street. Prior to an initial investment by wire, the shareholder should telephone Davis Distributors, LLC, at 1-800-279-0279 to advise them of the investment and class of shares and to obtain an account number and instructions. A completed Plan Adoption Agreement or Application Form should be mailed to State Street after the initial wire purchase. To assure proper credit, the wire instructions should be made as follows:

        State Street Bank and Trust Company,
        Boston MA  02210
        Attn.: Mutual Fund Services
        DAVIS SERIES, INC.
        (Please specify Fund)
        Shareholder Name,
        Shareholder Account Number,
        Federal Routing Number 011000028,
        DDA Number 9904-606-2

         After your initial investment, you can make additional investments of at least $25. Simply mail a check payable to "The Davis Funds" to "State Street Bank and Trust Company," c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. For overnight delivery, please send your check to State Street Bank and Trust Company, c/o the Davis Funds, 2 Heritage Drive, Fifth Floor, N. Quincy, MA 02171. The check should be accompanied by a form which State Street will provide after each purchase. If you do not have a form, you should tell State Street that you want to invest the check in shares of a Fund. If you know your account number, you should also give it to State Street.

         The Funds do not issue certificates for Class A shares unless you request a certificate each time you make a purchase. Certificates will not be issued on Class B or Class C shares or for accounts using the Automatic Withdrawal Plan. In no event, however, will the Davis Government Money Market Fund issue a certificate since all shares must be uncertificated to use the check writing or pre-designated account payment privileges. See "Redemption of Shares." Instead, shares purchased are automatically credited to an account maintained for you on the books of the Funds by State Street. You will receive a statement showing the details of the transaction and any other transactions you had during the current year each time you add to or withdraw from your account.

         ALTERNATIVE PURCHASE ARRANGEMENTS. Each of the Davis Funds offer four classes of shares, Class A, B, C and Y shares. With certain exceptions described below, Class A shares are sold with a front-end sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six years after purchase. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. Class C shares are sold at their net asset value per share without the imposition of a front-end sales charge but are subject to a 1% deferred sales charge if redeemed within one year after purchase and do not have a conversion feature. The four classes of the Davis Government Money Market Fund shares are available so as to enable investors to facilitate exchanges since, with the exception of exchanges from Class A shares to Class Y shares, shares may be exchanged only for shares of the same class. Davis Government Money Market shares are sold directly without sales charges; however, front-end or deferred sales charges may be imposed, in certain cases, upon their exchange into shares of other Davis Funds (see "Exchange of Shares"). Class Y shares are offered through a separate prospectus to (i) trust companies, bank trusts, pension plans, endowments or foundations acting on behalf of their own account or one or more clients for which such institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time ("Institutions"); (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 at any one time ("Governmental Entities"); and (iii) any investor with an account established under a "wrap account" or other similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Adviser ("Wrap Program Investors"). Class Y shares are sold at net asset value without the imposition of Rule 12b-1 charges. For more information about the Class Y shares, call the Fund at 1-800-279-0279.

         Depending on the amount of the purchase and the anticipated length of time of investment, investors may choose to purchase one class of shares rather than another. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately. The Funds will not accept any purchase of Class B shares in the amount of $250,000 or more per investor. Such purchase must be made in Class A shares. Class C shares may be more appropriate for the short-term investor. The Fund will not accept any purchase of Class C shares when Class A shares may be purchased at net asset value. See also "Distribution Plans" for more information.

         Wrap Program Investors should be aware that both Class A and Class Y shares are made available by the Fund at net asset value to sponsors of wrap programs. However, Class A shares are subject to additional expenses under the Fund's Rule 12b-1 Plan and sponsors of wrap programs utilizing Class A shares are generally entitled to payments under the Plan. If the sponsor has selected Class A shares, investors should discuss these charges with their program's sponsor and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders.

         CLASS A SHARES. Class A shares of Davis Government Money Market Fund are sold at net asset value. Class A shares of the other Funds are sold at their net asset value plus a sales charge. The amounts of the sales charges are shown in the table below.

                                                                                                    CUSTOMARY
                                                            SALES CHARGE          CHARGE AS       CONCESSION TO
                                                                    AS           APPROXIMATE     YOUR DEALER AS
                                                                PERCENTAGE       PERCENTAGE          PERCENTAGE
                                                                OF OFFERING       OF AMOUNT         OF OFFERING
AMOUNT OF PURCHASE                                                 PRICE          INVESTED            PRICE
------------------                                                 -----          --------            -----
$   99,999 or less............................................     4-3/4%           5.0%                  4%
$  100,000 to $249,999.......................................      3-1/2%           3.6%                  3%
$  250,000 to $499,999.......................................      2-1/2%           2.6%                  2%
$  500,000 to $749,999.......................................          2%           2.0%              1-3/4%
$  750,000 to $999,999........................................         1%           1.0%           3/4 of 1%
$ 1,000,000 or more..........................................          0%           0.0%                  0%*

* On purchases of $1 million or more, the investor pays no front-end sales charge but a contingent deferred sales charge of 0.75% may be imposed if shares purchased at net asset value without a sales load are redeemed within the first year after such purchase. The Distributor may pay the financial service firm a commission during the first year after purchase at an annual rate as follows:

        PURCHASE AMOUNT                                   COMMISSION
        ---------------                                   ----------
    First   $3,000,000.....................................  .75%
    Next    $2,000,000.....................................  .50%
    Over    $5,000,000.....................................  .25%

Where a commission is paid for purchases of $1 million or more, such payment will be made from 12b-1 distribution fees received from the Fund and, in cases where the limits of the distribution plan in any year have been reached, from the Distributor's own resources.

         There are a number of ways to reduce the sales charge on the purchase of Class A shares as set forth below.

         (i) Family Purchases: Purchases made by an individual, such individual's spouse and children under 21 are combined and treated as a purchase of a single person.

         (ii) Group Purchases: The purchases of an organized group, whether or not incorporated, are combined and treated as the purchase of a single person. The organization must have been organized for a purpose other than to purchase shares of mutual funds.

         (iii) Purchases for Employee Benefit Plans: Trustee or other fiduciary accounts and Individual Retirement Accounts ("IRA") of a single employer are treated as purchases of a single person. Purchases of and ownership by an individual and such individual's spouse under an IRA are combined with their other purchases and ownership.

         (iv) Purchases under a Statement of Intention: By executing the "Statement of Intention" included in the Application Form at the back of this Prospectus, purchases of Class A shares of $100,000 or more made over a

13-month period may be made at the applicable price for the aggregate shares actually purchased during the period. Please see "Terms and Conditions" at the back of this Prospectus.

         (v) Rights of Accumulation: If you notify your dealer or the Distributor you may include the Class A, B, and C shares you already own (except shares of Davis Government Money Market Fund) in calculating the price applicable to your current purchase.

         (vi) Combined Purchases with other Davis Funds: Purchases of Class A shares of the Fund may be combined with your purchases of Class A shares of other Davis Funds, including Davis New York Venture Fund, Davis Growth & Income Fund, Davis High Income Fund, Davis Tax-Free High Income Fund and Davis International Total Return Fund and all funds offered by Davis Series, Inc. (other than Davis Government Money Market Fund), separately or under combined Statements of Intention or Rights of Accumulation to determine the price applicable to your purchases of Class A shares of a Fund.

         (vii) Sales at Net Asset Value: The sales charge will not apply to:
(1) Class A shares purchased through the automatic reinvestment of dividends and distributions (see "Dividends and Distributions"); (2) Class A shares purchased by directors, officers and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser, Sub-Advisers or Distributor including former directors and officers and any spouse, child, parent, grandparent, brother or sister ("immediate family members") of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (3) Class A shares purchased by any registered representatives, principals and employees (and any immediate family member) of securities dealers having a sales agreement with the Distributor; (4) initial purchases of Class A shares totaling at least $250,000 but less than $5,000,000, made at any one time by banks, trust companies and other financial institutions on behalf of one or more clients for which such institution acts in a fiduciary capacity; (5) Class A shares purchased by any single account covering a minimum of 250 participants (this 250 participant minimum may be waived for certain fee based mutual fund marketplace programs) and representing a defined benefit plan, defined contribution plan, cash or deferred plan qualified under 401(a) or 401(k) of the Internal Revenue Code or a plan established under section 403(b), 457 or 501(c)(9) of such Code or "rabbi trusts"; (6) Class A shares purchased by persons participating in a "wrap account" or similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Fund's Distributor or by investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and (7) Class A shares amounting to less than $5,000,000 purchased by any state, county, city, department, authority or similar agency. Investors may be charged a fee if they effect purchases in fund shares through a broker or agent. The Funds may also issue Class A shares at net asset value incident to a merger with or acquisition of assets of an investment company.

         CLASS B SHARES. Class B shares are offered at net asset value, without a front-end sales charge. The Distributor receives and usually reallows commissions to firms responsible for the sale of such shares. See "Distribution Plans." With certain exceptions described below, the Company imposes a deferred sales charge on Class B shares of all the Funds except the Davis Money Market Fund. The charge is 4% on shares redeemed during the first year after purchase, 3% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase and 1% on shares redeemed during the sixth year after purchase. However, on Class B shares of the Company which were (i) purchased prior to December 1, 1994 or (ii) are acquired in exchange from Class B shares of other Davis Funds which were purchased prior to December 1, 1994, the Company will impose a deferred sales charge of 4% on shares redeemed during the first calendar year after purchase; 3% on shares redeemed during the second calendar year after purchase; 2% on shares redeemed during the third calendar year after purchase; and 1% on shares redeemed during the fourth calendar year after purchase, and no deferred sales charge is imposed on amounts redeemed after four calendar years from purchase. Class B shares will be subject to a maximum Rule 12b-1 fee at the annual rate of 1% of the class's average daily net asset value. The Company will not accept any purchase of Class B shares in the amount of $250,000 or more per investor.

         Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front-end sales charge. (Conversion of pre-December 1, 1994 Class B shares represented by stock certificates will require the return of the stock certificates to the Funds' transfer agent.) The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under private Internal Revenue Service Ruling, such a conversion will not constitute a taxable event under the federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B shareholders. In addition, certain Class B shares held by certain defined contribution plans automatically convert to Class A shares based on increases of plan assets as described in the Statement of Additional Information.

         CLASS C SHARES....Class C shares are offered at net asset value without a sales charge at the time of purchase. Class C shares redeemed within one year of purchase will be subject to a 1% charge upon redemption. Class C shares do not have a conversion feature. The Company will not accept any purchases of Class C shares when Class A shares may be purchased at net asset value.

         The Distributor will pay a commission to the firm responsible for the sale of Class C shares. No other fees will be paid by the Distributor during the one-year period following purchase. The Distributor will be reimbursed for the commission paid from 12b-1 fees paid by the Company during the one-year period. If Class C shares are redeemed within the one-year period after purchase, the 1% redemption charge will be paid to the Distributor. After Class C shares have been outstanding for more than one year, the Distributor will make quarterly payments to the firm responsible for the sale of the shares in amounts equal to 0.75% of the annual average daily net asset value of such shares for sales fees and 0.25% of the annual average daily net asset value of such shares for service and maintenance fees.

      CONTINGENT DEFERRED SALES CHARGES. Any contingent deferred sales charge ("CDSC") imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (i) the net asset value of the shares redeemed or
(ii) the original cost of such shares. No CDSC is imposed when you redeem amounts derived from (a) increases in the value of shares redeemed above the original cost of such shares or (b) certain shares with respect to which the Company did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions. Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

         The CDSC on Class A, B, and C Shares that are subject to a CDSC will be waived if the redemption relates to the following: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan in an amount, on an annual basis, up to 12% of the value of the account at the time the shareholder elects to participate in the automatic withdrawal plan; (d) for redemptions from a qualified retirement plan or IRA that constitute a tax-free return of contributions to avoid tax penalty; (e) on redemptions of shares sold to directors, officers and employees of any Fund for which the Adviser acts as investment adviser or officers and employees of the Adviser, Sub-Advisers or Distributor including former directors and officers and immediate family members of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (f) on redemptions pursuant to the right of the Fund to liquidate a shareholder's account if the aggregate net asset value of the shares held in such account falls below an established minimum amount; (g) certain other exceptions related to defined contribution plans as described in the Statement of Additional Information.

         PROTOTYPE RETIREMENT PLANS. The Distributor and certain qualified dealers have available prototype retirement plans (e.g. 401(k), profit sharing, money purchase, Simplified Employee Pension ("SEP") plans, model 403(b) and 457 plans for charitable, educational and governmental entities) sponsored by the Funds for corporations and self-employed individuals. The Distributor and certain qualified dealers also have prototype Individual Retirement Account ("IRA") plans (deductible IRAs, non-deductible IRAs, including "Roth IRAs", and educational IRAs) and SIMPLE IRA plans for both individuals and employers. These plans utilize the shares of the Company and other Davis Funds as their investment vehicle. State Street acts as custodian or trustee for the plans and charges the participant $10 to establish each account and an annual maintenance fee of $10 per social security number. Such fees will be redeemed automatically at year end from your account, unless you elect to pay the fee directly.

         AUTOMATIC INVESTMENT PLAN. You may arrange for automatic monthly investing whereby State Street will be authorized to initiate a debit to your bank account of a specific amount (minimum $25) each month which will be used to purchase Company shares. The account minimums of $1,000 for non-retirement accounts and $250 for retirement accounts will be waived if, pursuant to the automatic investment plan, the account balance will meet the minimum investment requirements within twelve months of the initial investment. For institutions that are members of the Automated Clearing House system (ACH), such purchases can be processed electronically on any day of the month between the 4th and 28th day of each month. After each automatic investment, you will receive a transaction confirmation and the debit should be reflected on your next bank statement. You may terminate the Plan at any time. If you desire to utilize this plan, you may use the appropriate designation on the Application Form.

         DIVIDEND DIVERSIFICATION PROGRAM. You may also establish a dividend diversification program which allows you to have all dividends and any other distributions automatically invested in shares of one or more of the Davis Funds, subject to state securities law requirements and the minimum investment requirements set forth below. You must receive a current prospectus for the other fund or funds prior to investment. Shares will be purchased at the chosen fund's net asset value on the dividend payment date. A dividend diversification account must be in the same registration as the distributing fund account and must be of the same class of shares. All accounts established or utilized under this program must have a minimum initial value of at least $250 and all subsequent investments must be at least $25. This program can be amended or terminated at any time, upon at least 60 days' notice. If you would like to participate in this program, you may use the appropriate designation on the Application Form.

                              TELEPHONE PRIVILEGE

         Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. BY EXERCISING THE TELEPHONE PRIVILEGE TO SELL OR EXCHANGE SHARES, YOU AGREE THAT THE COMPANY SHALL NOT BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Company may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we may have difficulty in accepting telephone requests, in which case you should contact us by mail. See "Exchange of Shares - By Telephone", "Redemption of Shares - By Telephone" and "Redemption of Shares - Expedited Redemption Privilege."

                               EXCHANGE OF SHARES

         GENERAL. You may exchange shares of any Fund for shares of the same class of the other Davis funds. This exchange privilege is a convenient way to buy shares in other Davis Funds in order to respond to changes in your goals or in market conditions. If such goals or market conditions change, the Davis Funds offer a variety of investment objectives that includes common stock funds, tax-exempt, government and corporate bond funds, and a money market fund. However, each Fund, except the Davis Government Money Market Fund is intended as a long-term investment and is not intended for short-term trading. Shares of a particular class of the Funds may be exchanged only for shares of the same class of another Davis Fund except that Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares. All of the Davis Funds offer Class A, Class B and Class C shares. The shares to be received upon exchange must be legally available for sale in your state. The value of the initial shares being acquired must be at least $1,000 unless such an exchange is under the Automatic Exchange Program described below. See "Purchase of Shares--Alternative Purchase Arrangements" for Class Y eligibility requirements.

         Shares may be exchanged at relative net asset value. However, if any Davis Fund shares being exchanged are subject to an escrow or segregated account pursuant to the terms of a Statement of Intention or a CDSC, such shares will be exchanged at relative net asset value, but the escrow or segregated account will continue with respect to the Davis Fund shares acquired in the exchange. In addition, the terms of any CDSC or redemption fee applicable at the time of exchange will continue to apply to any shares acquired upon exchange. Class A shares of the Davis Government Money Market Fund which are purchased for cash may be exchanged for any class of any Davis Fund. However, exchanges of Class A shares of the Davis Government Money Market Fund into Class A shares of another Davis Fund will be made at the public offering price of the acquired shares (which includes the applicable front-end sales load) unless such shares were acquired by exchange of shares on which you have already paid a sales charge.

         Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. Call your broker or the Distributor for information and a prospectus for any of the other Davis Funds registered in your state. Read the prospectus carefully. If you decide to exchange your shares, send State Street a written unconditional request for the exchange and follow the instructions regarding delivery of share certificates contained in the section on "Redemption of Shares". A signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required. See "Redemption of Shares." Your dealer may charge an additional fee for handling an exercise of the exchange privilege.

         An exchange involves both a redemption and a purchase, and normally both are done on the same day. However, in certain instances such as where a large redemption is involved, the investment of redemption proceeds into shares of other Davis Funds may take up to seven days. For federal income tax purposes, exchanges between funds are treated as a sale and purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange. An exchange between different classes of the same fund is not a taxable event.

         The number of times you may exchange shares among the Davis Funds within a specified period of time may be limited at the discretion of the Distributor. Currently, more than four exchanges out of a fund during a twelve month period are not permitted without the prior written approval of the Distributor. The Company reserves the right to terminate or amend the exchange privilege at any time upon 60 days notice.

         SEGREGATION OF DAVIS GOVERNMENT MONEY MARKET FUND SHARES. In order to secure the payment of any FESC or CDSC that may be due on shares exchanged into shares of the Davis Government Money Market Fund, the number of shares equal in value to the sales charge are segregated and separately maintained in the Davis Government Money Market Fund. The purpose of the segregation is to assure that redemptions utilizing the Davis Government Money Market Fund check writing privilege do not deplete the account without payment of any applicable sales charge and therefore no draft will be honored for liquidation of shares in excess of the shares in the Davis Government Money Market Fund account which are free of segregation. See "Check Writing Privilege" under "Redemption of Shares - Davis Government Money Market Fund."

         BY TELEPHONE. You may exchange shares by telephone into accounts with identical registrations. Please see the discussion of procedures in respect to telephone instructions in the section entitled "Telephone Privilege," as such procedures are also applicable to exchanges.

      AUTOMATIC EXCHANGE PROGRAM. The Company also offers an automatic monthly exchange program. All accounts established or utilized under this program must have the same registration and a minimum initial value of at least $250. All subsequent exchanges must have a value of at least $25. Each month, shares will be simultaneously redeemed and purchased at the chosen fund's applicable price. If you would like to participate in this program, you may use the appropriate designation on the Application Form.

                              REDEMPTION OF SHARES

         ALL FUNDS EXCEPT DAVIS GOVERNMENT MONEY MARKET FUND. You can redeem, or sell back to the Company, all or part of your shares at any time at net asset value less any applicable sales charges. You can do this by sending a written request to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406, indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all owners must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed.

         Sometimes State Street needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares.

         If shares to be redeemed are represented by a certificate, the certificate, signed by the owner or owners, must be sent to State Street with the request.

         For the protection of all shareholders, the Company also requires that signatures appearing on a share certificate, stock power or redemption request where the proceeds would be more than $50,000 must be guaranteed by a bank, credit union, savings association, securities exchange, broker, dealer or other guarantor institution. A signature guarantee is also required in the event that any modification to the Company's application is made after the account is established, including the selection of the Expedited Redemption Privilege. In some situations such as where corporations, trusts or estates are involved, additional documents may be necessary to effect the redemption. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures or if such guarantor is not a member or participant of a signature guarantee program. This provision also applies to exchanges when there is also a redemption for cash. A signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last 30 days. All notifications of address changes must be in writing.

         Redemption proceeds are normally paid to you within seven days after State Street receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date). You can avoid any redemption delay by paying for your shares by bank wire or federal funds.

         Redemptions are ordinarily paid to you in cash. However, the Company's Board of Directors is authorized to decide that conditions exist making cash payments undesirable, although the Board has never reached such a decision. If the Board should decide to make payment in other than cash, redemptions could be paid in securities valued at the value used in computing a Fund's net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds. We must, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value, whichever is smaller, during any 90-day period for any one shareholder.

         Your shares may also be redeemed through participating dealers. Under this method, the Distributor repurchases the shares from your dealer, if your dealer is a member of the Distributor's selling group. Your dealer may, but is not required to, use this method in selling back your shares and may place any repurchase request by telephone or wire. Your dealer may charge you a service fee or commission. No charge is payable if you redeem your own shares through State Street rather than having a dealer arrange for a repurchase.

         DAVIS GOVERNMENT MONEY MARKET FUND. You may request redemption of part or all of your shares in the Davis Government Money Market Fund by mail by sending your request to State Street Bank and Trust Company, c/o Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. You may also redeem shares through the Check Writing Privilege or by Expedited Redemption Privilege to a pre-designated bank account. Normally, except for payment to a pre-designated bank account, State Street will send payment for the Davis Government Money Market Fund Shares redeemed within three business days, but in no event, later than seven days, after receipt of a redemption request in proper form. Redemption of the Davis Government Money Market Fund shares which were acquired by exchange from shares subject to a contingent deferred sales charge may be subject to such a charge. Shares exchanged into Davis Government Money Market Fund are subject to segregation to assure payment of any sales charges that may be due upon redemption. See "Exchange of Shares-Segregation of Davis Government Money Market Fund Shares."

      CHECK WRITING PRIVILEGE. For Davis Government Money Market Fund (Class A shares only) accounts other than retirement plans and IRAs, State Street will provide, upon request, forms of drafts to be drawn on your regular account that will clear through State Street. See "Exchange of Shares." These drafts may be made payable to the order of any person in any amount not less than $100. When a draft is presented to State Street for payment, State Street will redeem a sufficient number of full and fractional shares in your account to cover the amount of the draft. This enables you to continue earning daily income dividends until the draft has cleared.

         If you elect to use this method of redemption, please so signify on the Check Writing Privilege Form. You will be subject to State Street's rules and regulations governing such drafts, including the right of State Street not to honor drafts in amounts exceeding the value of the regular account at the time they are presented for payment. Drafts in excess of the value of the Davis Government Money Market Fund regular account cannot be honored by redemption of any other Fund account. The Company and State Street reserve the right to modify or terminate this service at any time.

         A shareholder may issue a "Stop Payment" on any draft by calling State Street at (617) 847-8543. The "Stop Payment" order will become effective if it is given on a timely basis pursuant to the "Stop Payment" rules in effect at State Street with respect to their regular checking accounts.

         EXPEDITED REDEMPTION PRIVILEGE. Investors with accounts other than prototype retirement plans and IRAs may designate on the Expedited Redemption Privilege Form (included in this prospectus) an account with any commercial bank and have the cash proceeds from redemptions sent, by either wire or electronically through the Automated Clearing House system ("ACH"), to a pre-designated bank account. For the Davis Government Money Market Fund the proceeds may be sent by wire if the amount is $5,000 or more. State Street will accept instructions to redeem shares and make payment to a pre-designated commercial bank account by (a) written request signed by the registered shareholder, (b) telephone request by any Qualified Dealer to Davis Distributors, LLC (1-800-279-0279), and (c) by facsimile request by the shareholder to State Street. At the time of redemption, the shareholder must request that federal funds be wired or transferred by ACH to the bank account designated on the application. The redemption proceeds under this procedure may not be directed to a savings bank, savings and loan or credit union account except by arrangement with its correspondent bank or unless such institution is a member of the Federal Reserve System. The Distributor, in its discretion, may limit the amount that may be redeemed by a shareholder in any day under the Expedited Redemption Privilege to $25,000. There is a $5 charge by State Street for wire service, and receiving banks may also charge for this service. Payment by ACH will usually arrive at your bank two banking days after your call. Payment by ACH is usually credited to your bank account on the next business day after your call. The Expedited Redemption Privilege may be terminated, modified or suspended by the Company at any time. See "Telephone Privilege"

         The name of the registered shareholder and corresponding Company account number must be supplied. The Expedited Redemption Privilege Form provides for the appropriate information concerning the commercial bank and account number. Changes in ownership, account number (including the identity of your bank) or authorized signatories of the pre-designated account may be made by written notice to State Street with your signature, and those of new owners or signers on the account, guaranteed by a commercial bank or trust company. Additional documentation may be required to change the designated account when shares are held by a corporation, partnership, executor, administrator, trustee or guardian.

         If a shareholder seeks to use the check writing privilege or expedited redemption privilege to a pre-designated bank account to redeem Davis Government Money Market Fund shares recently purchased by check (whether by regular or expedited method), the fund will refuse to accept telephone redemption requests when made and to honor redemption drafts when presented unless it is then reasonably assured of the collection of the check representing the purchase (normally up to 15 days after receipt of such check). This result can be avoided by investing by wire.

         MAINTENANCE FEES. To help relieve the Davis Government Money Market Fund's high cost of maintaining small accounts, there is a $10 charge imposed on all accounts whose net asset value has been reduced to less than $1,000. This charge is collected by redemption in December of each year and is paid to the Davis Government Money Market Fund.

         BY TELEPHONE. You can redeem shares by telephone and receive a check by mail, but please keep in mind:

               The check can only be issued for up to $25,000;
               The check can only be issued to the registered owner (who must be an individual);
               The check can only be sent to the address of record; and Your current address of record must have been on file for 30 days.

         AUTOMATIC WITHDRAWALS PLAN. Under the Automatic Withdrawals Plan, you can indicate to State Street how many dollars you would like to receive each month or each quarter. Your account must have a value of at least $10,000 to start a plan. Shares are redeemed so that you will receive the payment you have requested approximately on the 25th day of the month. Withdrawals involve redemption of shares and may produce gain or loss for income tax purposes. Shares of a Fund initially acquired by exchange from any of the other Davis Funds, will remain subject to an escrow or segregated account to which any of the exchanged shares were subject. If you utilize this program, any applicable CDSCs will be imposed on such shares redeemed. Purchase of additional shares concurrent with withdrawals may be disadvantageous to you because of tax and sales load consequences. If the amount you withdraw exceeds the dividends on your shares, your account will suffer depletion. Your Automatic Withdrawals Plan may be terminated by you at any time without charge or penalty. The Company reserves the right to terminate or modify the Automatic Withdrawals Plan at any time.

         INVOLUNTARY REDEMPTIONS. To relieve the Company of the cost of maintaining uneconomical accounts, the Company may effect the redemption of shares at net asset value in any account if the account, due to shareholder redemptions, has a value of less than $250. At least 60 days prior to such involuntary redemption, the Company will mail a notice to the shareholder so that an additional purchase may be effected to avoid such redemption.

         SUBSEQUENT REPURCHASES. After some or all of your shares are redeemed or repurchased, you may decide to put back all or part of your proceeds into the same class of the Fund's shares. Any such shares will be issued without sales charge at the net asset value next determined after you have returned the amount of your proceeds. In addition, any applicable CDSC assessed on such shares will be returned to the account. Shares will be deemed to have been purchased on the original purchase date for purposes of calculating the CDSC and conversion period. This can be done by sending the Company or the Distributor a letter, together with a check for the reinstatement amount. The letter must be received, together with the payment, within 30 days after the redemption or repurchase. You can only use this privilege once.

                        DETERMINING THE PRICE OF SHARES

         NET ASSET VALUE. The net asset value per share of each class is determined daily by dividing the total value of investments and other assets, less any liabilities by the total outstanding shares. The net asset value of a Fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern Time, on each day that the Exchange is open for trading.

         The price per share for purchases or redemptions made directly through State Street normally is such value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to State Street. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, or of shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

         VALUATION OF PORTFOLIO SECURITIES. Portfolio securities are normally valued using current market valuations. Securities traded on a national securities exchange are valued at the last published sales price on the exchange, or, in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. (Pricing services generally take into account institutional size trading in similar groups of securities.) The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors. Short-term securities maturing in 60 days or less will be valued at amortized cost (unless the Board of Directors determines that amortized cost would not represent a fair value). If there is a material difference in the market value and amortized cost value of short-term securities, market value will be used. Securities for which market quotations are not readily available and other assets will be valued at fair value as determined by or at the direction of the Board of Directors.

         Normally, the share price of the Davis Government Money Market Fund does not fluctuate. However, if there are unusually rapid changes in interest rates which in the Board's view cause a material deviation between amortized cost and market value, the Board will consider whether such conditions require taking any temporary action to maintain the normal fixed price or to prevent material dilution or other unfavorable results to shareholders. Such action could include withholding dividends, paying dividends out of surplus, realizing gains or losses or using market valuation.

                          DIVIDENDS AND DISTRIBUTIONS

         DAVIS GROWTH OPPORTUNITY FUND AND DAVIS FINANCIAL FUND. Income dividends and distributions from net realized capital gains are distributed annually.

         DAVIS GOVERNMENT BOND FUND. Income dividends are paid monthly. You will receive confirmation statements for dividends declared and shares purchased through reinvestment of dividends. Distributions from any net realized capital gain not offset by capital loss carryovers are distributed annually. The Davis Government Bond Fund declares distributions based on the Adviser's projections of estimated net investment income and net realized short-term gains. The amount of each distribution may differ from actual net investment income and gains determined in accordance with generally accepted accounting principles. The Davis Government Bond Fund at times may continue to pay distributions based on expectations of future investment results to provide stable distributions for its shareholders even though, as a result of temporary market conditions or other factors (including losses realized later in a fiscal year which have the effect of affecting previously realized gains), the Davis Government Bond Fund may have failed to achieve projected investment results for a given period. In such cases, the Davis Government Bond Fund's distributions may include a return of capital to shareholders. Shareholders who reinvest their distributions are largely unaffected by such returns of capital. In the case of shareholders who do not reinvest, a return of capital is equivalent to a partial redemption of the shareholder's investment.

         DAVIS GOVERNMENT MONEY MARKET FUND. Dividends from net income are declared daily on shares outstanding as of the close of business the preceding day and are paid monthly. You will receive monthly confirmation statements for dividends declared and shares purchased through reinvestment of dividends. Income for Saturdays, Sundays and holidays are accrued on Fridays. Dividends declared during each calendar month are paid on the last business day of the month. Shares earn dividends as of the first business day after the effective purchase date up through the date of redemption.

         DAVIS CONVERTIBLE SECURITIES FUND AND DAVIS REAL ESTATE FUND. Income dividends are normally paid quarterly. Distributions from any net realized capital gains are made annually.

         ALL FUNDS. Because Class B and Class C shares incur higher distribution service fees and bear certain other expenses, such classes will have a higher expense ratio and will pay correspondingly lower dividends than Class A shares. Information concerning distributions will be mailed to shareholders annually. Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends paid in cash and capital gain distributions reinvested. The reinvestment of dividends and distributions is made at net asset value (without any sales charge) on the dividend payment date. Upon receipt of the second dividend check which has been returned to State Street as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                              FEDERAL INCOME TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on a Fund and its shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effects of federal, state and local tax laws on investment in the Funds.

         Under the Internal Revenue Code (the "Code"), the Funds are treated as separate entities. The Company intends to continue to qualify the Funds as regulated investment companies under the Code and, if so qualified, the Funds will not be liable for federal income tax to the extent their earnings are distributed. If, for any calendar year, the required distribution of the Funds exceed the amount distributed, an excise tax equal to 4% of the excess will be imposed. The Company intends to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Distributions of net investment income and of net realized short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders as long-term capital gain regardless of how long the shares have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares.

         A gain or loss for tax purposes may be realized on the redemption of shares. If the shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during such period, then such loss is treated as a long-term capital loss to the extent of such capital gain distribution. Dividends declared in the last three calendar months to shareholders of record in such months and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared.

         Davis Real Estate Fund may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under proposed Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to Federal income tax in all events. See "Certain Federal Tax Aspects of Mortgage REITs" in the Statement of Additional Information.

                                 COMPANY SHARES

         Shares issued by each of the Company's six Funds are currently divided into four classes, Class A, Class B, Class C and Class Y shares. The Board of Directors may offer additional Funds and classes in the future and may at any time discontinue the offering of any Fund or class. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each share of each Fund represents an interest in the assets of that Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares of that Fund except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan which pertains to a particular class and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Company can elect all of the directors of the Company. Due to the differing expenses of the classes, dividends of Class B and Class C shares are likely to be lower than for Class A shares, and are likely to be higher for Class Y shares than for any other class of shares. For more information about the Class Y shares, call the Fund at 1-800-279-0279 to obtain the Class Y prospectus.

         In accordance with Maryland law and its Articles of Incorporation, the Company does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or otherwise called for special purposes. Special meetings may be called upon the written request of holders of at least 10% of the votes that could be cast at the meeting.

         MAJOR STOCKHOLDERS. Shelby Cullom Davis & Co., which may be deemed to be an affiliate of the Adviser, may be deemed to control the Company due to its beneficial ownership of more than 25% of the Company's outstanding shares.

                                PERFORMANCE DATA

         From time to time, the Funds may advertise information regarding their performance. Such information may consist of "yield," "distribution rate," "average annual total return" and "total return" and will be calculated separately for each class. These performance figures are based upon historical results and are not intended to indicate future performance.

         "Yield" is computed by dividing the net investment income per share (as defined in applicable regulations of the Securities and Exchange Commission) during a specified 30-day period by the maximum offering price per share on the last day of such period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one-year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

         "Distribution rate" is determined by dividing the income dividends per share for a stated period by the net asset value per share on the last day of such period. Distribution rates published are measures of the level of income dividends distributed during a specified period. Thus, such rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

         "Average annual total return" refers to a Fund's average annual compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.

         "Total return" refers to a Fund's compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment. Total return is not annualized. In the event a Fund advertises its total return or average annual total return, the stated periods will be one, five and ten years, and may also include longer or shorter periods, including the life of the Fund. The computation of total and average annual total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses. In addition, a table showing the performance of an assumed investment of $10,000 may be used from time to time.

         The Funds may also quote average annual total return and total return on net asset value. Such data will be calculated substantially as described above except that sales charges will not be deducted.

         In reports or other communications to shareholders and in advertising material, the performance of the Funds may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Funds may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund rating services, and the Funds may use evaluations published by nationally recognized independent ranking services and publications.

         The Funds' 1997 Annual Report contains additional performance information and will be made available upon request and without charge.

                             SHAREHOLDER INQUIRIES

         Shareholder inquiries should be directed to Davis Distributors, LLC, by writing to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406 or by calling 1-800-279-0279. Davis Direct Access is the Davis Funds' automated telephone system that enables shareholders to perform a number of account transactions automatically by using a touch-tone phone. Shareholders may obtain Fund and account specific information and make purchases, exchanges and redemptions.

                                    APPENDIX
                       QUALITY RATINGS OF DEBT SECURITIES

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS

         AAA - Debt rated 'AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC - The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C - The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                       DAVIS GOVERNMENT MONEY MARKET FUND
                            CHECK WRITING PRIVILEGE

[ ] If you wish the check writing privilege please check the box to the left and complete the signature card below.

INFORMATION CONCERNING THE DRAFTS USED FOR THE DAVIS GOVERNMENT MONEY MARKET FUND CHECK WRITING PRIVILEGE:

1. Your Davis Series, Inc. Davis Government Money Market Fund drafts are paid from an account of Davis Series, Inc. at State Street Bank and Trust Company ("State Street").

2. In connection with this account, you will have the same rights and duties with respect to stop payment orders, "stale" drafts, unauthorized signatures, alterations, and unauthorized endorsements as bank checking account customers do under the Massachusetts Uniform Commercial Code. All notices with regard to those rights and duties must be given to State Street.

3. Stop payment instructions must be given to State Street, by calling State Street's service telephone number for Davis Series, Inc. shareholders:
     (617) 847-8543. State Street's address is State Street Bank and Trust Company, c/o The Davis Funds, P. O. Box 8406, Boston, MA. 02266-8406.

4.   These rules may be amended from time to time.
------------------------------------------------------------------------------
             CHECK WRITING PRIVILEGE SIGNATURE CARD (TYPE OR PRINT)


Account Number
              -----------------------------------------------------

Shareholder Name
                ---------------------------------------------------

Co-Shareholder Name
                   ------------------------------------------------

BY SIGNING THIS SIGNATURE CARD THE UNDERSIGNED AGREE(S) TO BE SUBJECTIVE TO THE INSTRUCTIONS AND RULES, AS NOW IN EFFECT AND AS AMENDED FROM TIME TO TIME, OF DAVIS SERIES, INC., THAT PERTAIN TO THE USE OF REDEMPTION CHECKS. (SOME OF THE CURRENT RULES APPEAR ABOVE.) EACH SIGNATORY GUARANTEES THE OTHER'S SIGNATURE.

(Signature)
          ---------------------------------------------------

(Signature of Co-Shareholder)
                             --------------------------------------------

         [ ]  Check here if both signatures are required on checks.
         [ ]  Check here if only one signature is required on checks.

      IF NEITHER BOX IS CHECKED, ALL CHECKS WILL REQUIRE BOTH SIGNATURES.

TERMS AND CONDITIONS FOR A STATEMENT OF INTENTION  (CLASS A SHARES ONLY)

TERMS OF ESCROW:

1. Out of my initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified in this Statement will be held in escrow by State Street in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in my name. For example, if the minimum amount specified under this statement is $100,000 and the public offering price applicable to transactions of $100,000 is $10 a share, 500 shares (with a value of $5,000) would be held in escrow.

2. In the event I should exchange some or all of my shares to those of another mutual fund for which Davis Distributors, LLC acts as adviser, according to the terms of this prospectus, I hereby authorize State Street to escrow the applicable number of shares of the new fund, until such time as this Statement is complete.

3. If my total purchases are at least equal to the intended purchases, the shares in escrow will be delivered to me or to my order.

4. If my total purchases are less than the intended purchases, I will remit to Davis Distributors, LLC the difference in the dollar amount of sales charge actually paid by me and the sales charge which I would have paid if the total purchase had been made at a single time. If remittance is not made within 20 days after written request by Davis Distributors, LLC, or my dealer, State Street will redeem an appropriate number of the escrowed shares in order to realize such difference.

5. I hereby irrevocably constitute and appoint State Street my attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

6. Shares remaining after the redemption referred to in Paragraph No. 4 will be credited to my account.

7. The duties of State Street are only such as are herein provided being purely ministerial in nature, and it shall incur no liability whatever except for willful misconduct or gross negligence so long as it has acted in good faith. It shall be under no responsibility other than faithfully to follow the instructions herein. It may consult with legal counsel and shall be fully protected in any action taken in good faith in accordance with advice from such counsel. It shall not be required to defend any legal proceedings which may be instituted against it in respect of the subject matter of this Agreement unless requested to do so and indemnified to its satisfaction against the cost and expense of such defense.

8. If my total purchases are more than the intended purchases and such total is sufficient to qualify for an additional quantity discount, a retroactive price adjustment shall be made for all purchases made under such Statement to reflect the quantity discount applicable to the aggregate amount of such purchases during the thirteen-month period.

                         EXPEDITED REDEMPTION PRIVILEGE

[ ] If you wish the Expedited Redemption Privilege please check the box to the left and complete the following information.

I (we) hereby authorize State Street Bank and Trust Company, Davis Selected Advisers, L. P., Davis Distributors, LLC, and/or the Davis Funds to act upon instructions received by telephone or telegraph, believed by them to be genuine, and to redeem shares in my (our) account in any of the Davis Funds and to wire the proceeds of such redemption to the predesignated bank listed below. I (we) hereby agree that neither State Street Bank and Trust Company, nor Davis Selected Advisers, L. P., nor Davis Distributors, LLC, nor the Davis Funds nor any of their officers or employees, will be liable for any loss, liability, cost or expense for acting upon such instructions.


-------------------------------              ---------------------------------
    Signature of Shareholder                     Signature of Co-Shareholder

-------------------------------              ---------------------------------
     Name of Commercial Bank                      (Title of Account at Bank)

-------------------------------              ---------------------------------
            (Street)                             (Account Number at Bank)

-------------------------------              ---------------------------------
 (City)     (State)       (Zip)                 (ABA/Transit Routing Number)

                               TABLE OF CONTENTS

                                                                       PAGE

Summary..............................................................     2
Financial Highlights.................................................     8
Investment Objective and Policies....................................    23
Adviser, Sub-Advisers and Distributor................................    35
Distribution Plans...................................................    37
Purchase of Shares...................................................    39
Telephone Privilege..................................................    45
Exchange of Shares...................................................    45
Redemption of Shares.................................................    46
Determining the Price of Shares......................................    50
Dividends and Distributions..........................................    50
Federal Income Taxes.................................................    51
Company Shares.......................................................    52
Performance Data.....................................................    53
Shareholder Inquiries................................................    54
Appendix - Quality Ratings of Debt Securities........................    55

PROSPECTUS                                                          MAY 1, 1998
CLASS Y SHARES

                               DAVIS SERIES, INC.
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279

DAVIS SERIES, INC. (the "Company") offers a variety of investment portfolios. See "Investment Objectives" for more information on each portfolio.

DAVIS GROWTH OPPORTUNITY FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

DAVIS GOVERNMENT BOND FUND seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

DAVIS GOVERNMENT MONEY MARKET FUND ("DGMMF") seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

DAVIS FINANCIAL FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

DAVIS CONVERTIBLE SECURITIES FUND seeks to achieve total return. The Fund invests primarily in convertible securities, which combine fixed income with potential for capital appreciation. It may invest in lower rated bonds commonly known as "junk bonds" so long as no such investment would cause 35% or more of the Fund's net assets to be so invested.

DAVIS REAL ESTATE FUND seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

This Prospectus concisely sets forth information about the Class Y shares of the Funds that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement and other information about the Fund's may be obtained without charge by writing or calling the Company at the above address or telephone number.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

         FUND EXPENSES. The following table is intended to assist you in understanding the various costs and expenses that an investor in the Y shares of the Funds will bear directly or indirectly. Because the Davis Government Bond Fund had not issued any Class Y shares as of December 31, 1997, the information for that Fund is based on the expenses of the Class A shares for the Company's fiscal year ended December 31, 1997. Expenses for that Fund have been restated to give effect to the elimination of 12b-1 fees for Class Y shares. The information for all other Funds is based on the fiscal year ended December 31, 1997. You can refer to "Adviser, Sub-Advisers and Distributor" and "Purchase of Shares" for more information on transaction and operating expenses of the Funds.


                                                                                              Class Y
Shareholder Transaction Expenses                                                              -------
Maximum sales load imposed on purchases.................................................       None
Maximum sales load imposed on reinvested dividends......................................       None
Deferred sales load (a declining percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)
       Redeemed during first year.......................................................       None
       Redeemed during second or third year.............................................       None
       Redeemed during fourth or fifth year.............................................       None
       Redeemed during sixth year.......................................................       None
       Redeemed after sixth year........................................................       None
   Exchange Fee.........................................................................       None

                                                                                              Class Y
Annual Fund operating expenses (as a percentage of average net assets)                        -------
         DAVIS GROWTH OPPORTUNITY FUND*:
         Management fees..........................................................             0.75%
         12b-1 fees...............................................................             0.00%
         Other expenses...........................................................             0.26%
                                                                                               -----
                  Total Fund operating expenses...................................             1.01%

         DAVIS GOVERNMENT BOND FUND**:
         Management fees..........................................................             0.50%
         12b-1 fees...............................................................             0.00%
         Other expenses...........................................................             0.38%
                                                                                               -----
                  Total Fund operating expenses...................................             0.88%

         DAVIS FINANCIAL FUND*:
         Management fees..........................................................             0.73%
         12b-1 fees...............................................................             0.00%
         Other expenses...........................................................             0.06%
                                                                                               -----
                  Total Fund operating expenses...................................             0.79%

         DAVIS CONVERTIBLE SECURITIES FUND:
         Management fees..........................................................             0.75%
         12b-1 fees...............................................................             0.00%
         Other expenses...........................................................             0.20%
                                                                                               -----
                  Total Fund operating expenses...................................             0.95%



                                       2

         DAVIS REAL ESTATE FUND:
         Management fees..........................................................             0.75%
         12b-1 fees...............................................................             0.00%
         Other expenses...........................................................             0.25%
                                                                                               -----
                  Total Fund operating expenses...................................             1.00%

*Annual fund operating expenses were annualized for the Davis Growth Opportunity Fund (commencement September 18, 1997), and Davis Financial Fund (commencement March 10, 1997).

** As of December 31, 1997, the Davis Government Bond Fund did not have any outstanding shares. Therefore, annual fund operating expenses were estimated.

Example:

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:


                                                       1 year         3 years        5 years        10 years
                                                       ------         -------        -------        --------
DAVIS GROWTH OPPORTUNITY FUND:
Class Y..............................................    $10            $32             $56           $124

DAVIS GOVERNMENT BOND FUND:
Class Y..............................................     $9            $28             $49           $108

DAVIS FINANCIAL FUND:
Class Y..............................................    $18            $25             $44            $98

DAVIS CONVERTIBLE SECURITIES FUND:
Class Y..............................................    $10            $30             $53           $117

DAVIS REAL ESTATE FUND:
Class Y..............................................    $10            $32             $55           $122

         THE 5% RATE USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUNDS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. ACTUAL EXPENSES AND FUTURE EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

         THE COMPANY. Davis Series, Inc. (the "Company"), was incorporated in Maryland in 1976 and is registered under the Investment Company Act of 1940. The Company is an open-end diversified management investment company and was formed primarily to provide a multi-portfolio vehicle of Funds with different investment objectives for long-term investment, including the investment of retirement plan assets. There is no assurance that the investment objective of any Fund will be achieved.

         Each Fund offers four classes of shares Class A, B, C and Y shares. Class A, Class B and Class C shares are sold through a separate prospectus. Class Y shares are offered through this Prospectus to (i) trust companies, bank trusts, endowments, pension plans or foundations acting on behalf of their own account or one or more clients for which such institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time ("Institutions");
(ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 ("Government Entities"); and (iii) any investor with an account established under a "wrap account" or other fee based program, sponsored and maintained by a registered broker-dealer approved by the Distributor ("Wrap Program Investors").

         Each share of a particular Fund represents an identical interest in the investment portfolio of that Fund. However, shares differ by class in important respects. See "Company Shares" for more information about the differences between the classes. The four classes offered by Davis Government Money Market Fund are expected to maintain a net asset value of $1 per share. The Board of Directors may offer additional funds or classes of shares of a fund in the future and may at any time discontinue the offering of any funds or class of shares of a fund.

         INVESTMENT OBJECTIVES.

         DAVIS GROWTH OPPORTUNITY FUND. The investment objective of Davis Growth Opportunity Fund is growth of capital. It invests primarily in common stocks and other equity securities. These securities are subject to the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. It may invest in foreign securities and attempt to reduce currency fluctuation risks by engaging in related hedging transactions. These investments involve special risk factors. See "Investment Objectives and Policies - Davis Growth Opportunity Fund."

         DAVIS GOVERNMENT BOND FUND. The investment objective of Davis Government Bond Fund is current income. It invests in debt securities which are obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"). It also may invest in repurchase agreements involving such securities. Investments held by Davis Government Bond Fund generally reflect market fluctuations. In particular, the value of the Fund's investments usually changes inversely to interest rate changes. Mortgage related securities (including collateralized mortgage obligations), which at times may constitute a large or the largest portion of the Fund's investments, have special characteristics and risks. See "Investment Objectives and Policies - Davis Government Bond Fund."

         DAVIS GOVERNMENT MONEY MARKET FUND. The investment objective of Davis Government Money Market Fund is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements involving such securities. It normally has a stable net asset value with yield fluctuating with short-term interest rates. See "Investment Objectives and Policies - Davis Government Money Market Fund."

         DAVIS FINANCIAL FUND. The investment objective of Davis Financial Fund is growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking and financial services industries. The banking industry includes commercial and industrial banks, savings and loan associations and their holding companies. The financial services industry includes consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies, and insurance companies. Davis Financial Fund generally will invest a minimum of 25% of its total assets in investments in each of these two industries. As a result, its portfolio may be affected by economic or regulatory developments in or related to the identified industries. Davis Financial Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. See "Investment Objectives and Policies - Davis Financial Fund."

         DAVIS CONVERTIBLE SECURITIES FUND. The investment objective of Davis Convertible Securities Fund is total return. It seeks this objective through a combination of current income and capital appreciation. It invests in a portfolio consisting primarily of convertible debt and equity securities. Normally it will invest at least 65% of its total assets in convertible securities. It may also invest in other securities, including common and preferred stock, non-convertible corporate debt securities, U.S. government securities and short term money market instruments (including repurchase agreements). The securities in which it invests, including high yielding securities (commonly known as "junk bonds"), involve risks. See "Investment Objectives and Policies - Davis Convertible Securities Fund."

         DAVIS REAL ESTATE FUND. The investment objective of Davis Real Estate Fund is total return through a combination of growth and income. It seeks to achieve this objective by investing primarily in equity securities of companies principally engaged in, or related to, the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments. Normally, at least 65% of its total assets will be so invested. It does not invest directly in real estate. The securities in which it invests, including high yielding securities, involve risks. See "Investment Objectives and Policies -Davis Real Estate Fund."

         INVESTMENT ADVISER, SUB-ADVISERS AND DISTRIBUTOR. Davis Selected Advisers, L.P. (the "Adviser") is the investment adviser for the Company. Davis Distributors, LLC (the "Distributor") serves as the principal underwriter for the Company. Tanaka Capital Management, Inc. (the "Sub-Adviser") is employed by the Adviser to provide day to day management of the portfolio of the Davis Growth Opportunity Fund and is paid by the Adviser from its advisory fees. The Adviser has entered into a Sub-Advisory Agreement with its wholly-owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY"). DSA-NY performs research and other services for the Funds on behalf of the Adviser. For more information see "Adviser, Sub-Advisers and Distributor".

         PURCHASES, EXCHANGES AND REDEMPTIONS. Class Y shares are sold at net asset value without a sales charge. The initial minimum investment for Institutions and Government Entities is $5,000,000. The initial minimum investment for Wrap Program Investors is set by the sponsor of the program. Shares may be exchanged under certain circumstances at net asset value for the same class of shares of certain other funds managed by the Adviser. See "Purchase of Shares," "Exchange of Shares" and "Redemption of Shares"

         Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of any of the Funds.

         SHAREHOLDER SERVICES. Questions regarding the Funds or your account may be directed to Davis Distributors, LLC at 1-800-279-0279 or to your sales representative. Written inquiries may be directed to State Street Bank & Trust Co., c/o The Davis Funds, P.O. Bo 8406, Boston, MA 02266-8406. During severe market conditions, the Distributor may experience difficulty in accepting telephone redemptions or exchanges. If you are unable to contact the Distributor at the above telephone number, you should call 1-505-820-3000 Monday through Friday from 7:00 a.m. to 4:00 p.m. Mountain Time.

                              FINANCIAL HIGHLIGHTS

The following tables provide you with information about the financial history of the Class Y shares of Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund. The tables express the information in terms of a single share for the respective periods presented and are supplementary to the Company's financial statements which are included in the December 31, 1997 Annual Report to Shareholders.

Such Report may be obtained by writing or calling the Company. The Company's 1997 financial statements including the financial highlights for the five years ended December 31, 1997 have been audited by Tait, Weller & Baker serving as the Company's independent certified public accountants, whose opinion thereon is contained in the Annual Report.

DAVIS GROWTH OPPORTUNITY FUND - CLASS Y

                                         SEPTEMBER 18, 1997
                                            (COMMENCEMENT
                                             OF OPERATIONS
                                               THROUGH
                                              DECEMBER 31,
                                                 1997
                                                 ----

Net Asset Value, Beginning of Period....     $  27.19
                                             --------

Income  (Loss) From Investment  Operations
   Net Investment Loss..................         -
   Net Gains or Losses on Securities
       (both realized and unrealized)...        (2.99)
                                             --------
       Total From  Investment
           Operations...................        (2.99)
                                             --------

Less Distributions
   Distributions (from capital gains)...        (1.68)
                                             -----------
       Total Distributions..............        (1.68)
                                             --------
Net Asset Value, End of Period..........     $  22.52
                                             ========

Total Return ...........................       (10.98)%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)......................         $94
   Ratio of Expenses to
     Average Net Assets.................        1.01%*
   Ratio of Net Loss to
     Average  Net Assets................      (0.33)%*

   Portfolio Turnover Rate..............        19.33%

   Average Commission Rate per share....       $0.0600


*   Annualized

DAVIS FINANCIAL FUND - CLASS Y

                                                        MARCH 10, 1997
                                                        (COMMENCEMENT
                                                        OF OPERATIONS)
                                                           THROUGH
                                                          DECEMBER 31,
                                                            1997
                                                            ----

Net Asset Value, Beginning of Period....                $  20.32
                                                        --------

Income  (Loss) From Investment  Operations
   Net Investment Income................                    0.09
   Net Gains on Securities
       (both realized and unrealized)...                    5.74
                                                        --------
       Total From  Investment Operations                    5.83
                                                        --------

Less Distributions
   Dividends (from net investment income)                  (0.19)
   Distributions (from capital gains)...                   (0.30)
                                                        ----------
       Total Distributions..............                   (0.49)
                                                        ----------

Net Asset Value, End of Period..........                $  25.66
                                                        ========

Total Return ...........................                  28.66%

Ratios/Supplemental Data
   Net Assets,  End of Period(000 omitted)                $3,805
   Ratio of Expenses to Average Net Assets                0.79%*
   Ratio of Net Income to Average  Net Assets              1.06%*

   Portfolio Turnover Rate..............                   6.23%

   Average Commission Rate per share....                  $0.0600

*    Annualized

DAVIS CONVERTIBLE SECURITIES FUND - CLASS Y

                                                             NOVEMBER 13, 1996
                                                              (COMMENCEMENT
                                                              OF OPERATIONS)
                                                                 THROUGH
                                                                DECEMBER 31,
                                                    1997           1996
                                                    ----           ----
Net Asset Value,
   Beginning of Period......................    $  21.29        $  21.39
                                                --------        --------
Income  From Investment  Operations
   Net Investment Income....................        0.69            0.07
   Net Gains on Securities
     (both realized and unrealized).........        5.35            1.44
                                                --------        --------
       Total From Investment Operations.....        6.04            1.51
                                                --------        --------
Less Distributions
   Dividends (from net Investment income)...       (0.69)          (0.06)
   Distributions (from Capital gains).......       (1.22)          (1.54)
   Distributions (from paid-in capital).....       (0.08)          (0.01)
                                                --------        --------
       Total Distributions..................       (1.99)          (1.61)
                                                --------        --------

Net Asset Value, End of Period..............    $  25.34        $  21.29
                                                ========        ========

Total Return(1).............................       28.80%           7.01%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)..........................     $36,543         $33,006
   Ratio of Expenses to
     Average Net Assets.....................        0.95%           0.98%*
   Ratio of Net Income
     to Average  Net Assets.................        3.09%           3.11%*

   Portfolio Turnover Rate..................       23.68%          43.16%

   Average Commission
     Rate per share.........................     $0.0600         $0.0552


*   Annualized

DAVIS REAL ESTATE FUND - CLASS Y

                                                                NOVEMBER 8, 1996
                                                                  (COMMENCEMENT
                                                                  OF OPERATIONS)
                                                     YEAR ENDED      THROUGH
                                                    DECEMBER 31,   DECEMBER 31,
                                                       1997           1996
                                                       ----           ----

Net Asset Value, Beginning of Period...............   $  21.37        $  19.29
                                                      --------        --------

Income From Investment  Operations
   Net Investment Income...........................       0.79            0.13
   Net Gains on Securities (both realized and
     unrealized) ..................................       4.54            2.35
                                                      --------        --------
       Total From  Investment Operations ..........       5.33            2.48
                                                      --------        --------

Less Distributions
   Dividends (from net investment income)..........      (0.79)          (0.13)
   Distributions (from capital gains)..............      (0.27)          (0.25)
   Dividends (from paid-in capital)................      (0.08)          (0.02)
                                                      --------        --------
       Total Distributions.........................      (1.14)          (0.40)
                                                      --------        --------

Net Asset Value, End of Period.....................   $  25.56        $  21.37
                                                      ========        ========

Total Return ......................................      25.29%          12.89%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)........    $27,147         $18,165

   Ratio of Expenses to Average Net Assets.........       1.00%           1.18%*

   Ratio of Net Income to Average Net Assets.......       3.47%           4.22%*

   Portfolio Turnover Rate.........................      12.50%          18.60%

   Average Commission Rate per share...............    $0.0600         $0.0600

 *  Annualized

                       INVESTMENT OBJECTIVES AND POLICIES

DAVIS GROWTH OPPORTUNITY FUND

         GENERAL. The investment objective of Davis Growth Opportunity Fund is growth of capital. It invests primarily in common stocks and other equity securities such as securities convertible into common stock. Generally, it invests in equity securities of companies that are diversified across a variety of industries and may be expected to have small and medium, as well as large market capitalizations. Such investments will usually consist of issues which the Sub-Adviser believes have capital growth potential due to factors such as rapid growth in demand in existing markets, expansion into new markets, new product introductions, reduced competitive pressures, cost reduction programs and other fundamental changes which may result in improved earnings growth or increased asset values.

         OTHER POLICIES. For information concerning other investment policies, risks and considerations see "General Fund Policies and Risks" below.

DAVIS GOVERNMENT BOND FUND

         GENERAL. The investment objective of Davis Government Bond Fund is current income. It invests in debt securities which are obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities").

         It is not limited as to the maturities of its portfolio investments and may take full advantage of the entire range of maturities available in U.S. Government Securities. The Adviser may adjust the average maturity of its portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns and market risk. Thus, at various times the average maturity of the portfolio may be relatively short (from one year to five years, for example) and at other times may be relatively long (over 10 years, for example). Fluctuations in portfolio values and therefore fluctuations in the net asset value of its shares are more likely to be greater when the portfolio average maturity is longer. The portfolio is likely to be primarily invested in securities with short-term maturities in periods when the Adviser deems a more defensive position is advisable. For temporary periods, for defensive purposes or to accommodate inflows of cash awaiting more permanent investment, it may also invest in short-term money market instruments, including repurchase agreements.

         There are two basic types of U.S. Government Securities: (1) direct obligations of the U.S. Treasury, and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. Government. Agencies and instrumentalities include Federal Farm Credit System ("FFCS"), Student Loan Marketing Association ("SLMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA") and Government National Mortgage Association ("GNMA"). Some obligations issued or guaranteed by agencies or instrumentalities, such as those issued by GNMA, are fully guaranteed by the U.S. Government. Others, such as FNMA bonds, rely on the assets and credit of the instrumentality with limited rights to borrow from the U.S. Treasury. Still other securities, such as obligations of the FHLB, are supported by more extensive rights to borrow from the U.S. Treasury.


         When the Adviser deems that higher yields are obtainable through investments in mortgage related securities and that the yield advantage offsets the uncertainties of the timing of principal payments, the Fund may be significantly invested in mortgage related securities. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate. Upon receipt, principal payments will be used by the Fund to purchase additional GNMA Certificates or other U.S. Government Securities.

         The Fund may also invest in pools of mortgages which are issued or guaranteed by other agencies of the U.S. Government. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened or lengthened by unscheduled or early payment, or by slower than expected prepayment, of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool.

         It may also invest in a collateralized mortgage obligation ("CMO"). A CMO is a debt security issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities or corporate debt obligations. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. The Fund invests only in CMOs which are obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities such as the FNMA or the FHLMC.

         CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest. Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs; these payments are typically used to pay interest on all CMO classes and to retire successive class maturities in a sequence. Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA Certificate). Classes with shorter maturities typically have lower volatility and lower yield while those with longer maturities typically have higher volatility and higher yield. Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.

         Investment by Davis Government Bond Fund in mortgage-related U.S. Government Securities, such as GNMA Certificates, and CMOs also involves other risks. The yield on a pass-through security is typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium; the opposite is true for pass-throughs purchased at a discount. During periods of declining interest rates, prepayment of mortgages underlying pass-through certificates can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, the Fund's ability to maintain a portfolio of high-yielding, mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses. Investment in such securities could also subject the Fund to "maturity extension risk" which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered a short or intermediate-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

         In selecting CMOs, the Adviser seeks a favorable yield relative to risk and considers purchase price, interest rates, total rates of return, prepayment rates, average life, duration and volatility and compares these with other mortgage-backed investments and U.S. Government Securities.

         The guarantees of the U.S. Government, its agencies and instrumentalities are guarantees of the timely payment of principal and interest on the obligations purchased. The value of the shares issued by the Davis Government Bond Fund is not guaranteed and will fluctuate with the value of the Fund's portfolio. Generally when the level of interest rates rise, the value of the Fund's portfolio is likely to decline and when the level of interest rates decline, the value of the Fund's portfolio is likely to rise.

         The Fund may engage in portfolio trading primarily to take advantage of yield disparities. Such trading strategies may result in minor temporary increases or decreases in the Fund's current income and in its holding of debt securities which sell at substantial premiums or discounts from face value. If expectations of changes in interest rates or the price of two securities prove to be incorrect, the Fund's potential income and capital gain will be reduced or its potential loss will be increased.

         OTHER POLICIES. For information concerning other investment policies, risks and considerations see "General Fund Policies and Risks" below.



DAVIS GOVERNMENT MONEY MARKET FUND.


         GENERAL. The investment objective of Davis Government Money Market Fund is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It seeks to achieve its investment objective by investing exclusively in U.S. Government Securities and repurchase agreements involving U.S. Government Securities. For a description of these securities see "Investment Objectives and Policies - Davis Government Bond Fund."

         MATURITY. The Fund limits its investments to securities and repurchase agreements which will mature 397 days or less from the date of purchase. Such period is calculated pursuant to the provisions of Rule 2a-7 under the Investment Company Act of 1940 which governs the use of amortized cost valuation. Maturities of securities collateralizing repurchase agreements are not so limited.

         NET ASSET VALUE. It is the policy of the Fund to seek to maintain a net asset value of $1.00 per share. However, the maintenance of a $1.00 share price is not assured. The U.S. Government and its agencies and instrumentalities do not guarantee the value of the shares issued by the Fund. The Fund values its assets on the basis of amortized cost which permits it to maintain a dollar weighted average portfolio maturity not exceeding 90 days. See "Determining the Price of Shares."

         PORTFOLIO ACTIVITY. Generally, the Fund holds its securities until maturity. However, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets or yields for short-term money market instruments. Portfolio securities in the Fund may also be disposed of prior to maturity if, on the basis of a revised credit evaluation of the issuer or other financial or investment considerations, such disposition is deemed advisable by the Adviser. The policy of investing in securities with short maturities will result in high portfolio turnover. However, this would not usually affect the Fund since normally brokerage commissions are not paid in connection with the purchase or sale of short-term instruments.

         INVESTMENT RISKS. While the Fund intends to invest in high quality money market instruments, these investments are not entirely without risk. It may invest in obligations issued or guaranteed by the U.S. Treasury which include bills, notes and bonds which differ from each other only in interest rates, maturities and time of issuance: Treasury bills have maturities of one year or less, Treasury notes have initial maturities of up to ten years and Treasury bonds have initial maturities of greater than ten years. The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA Certificates);
(b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as Federal Farm Credit Bank-FFCB); (c) discretionary borrowing authority of the U.S. Government agency or instrumentality (such as Student Loan Marketing Association - SLMA); or (d) the credit of the instrumentality (such as Financing Corporation-FICO).

         OTHER POLICIES. For information concerning other investment policies, risk and considerations, see "General Fund Policies and Risks" below.

DAVIS FINANCIAL FUND

         GENERAL. The investment objective of Davis Financial Fund is growth of capital. It invests primarily in common stocks and other securities such as securities convertible into common stock. Such investments will consist of issuers which the Adviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, the development and demand of new products and services, favorable operating ratios, resources for expansion, management abilities, improved competitive positions and favorable overall business prospects.

         CONCENTRATED AREA OF INVESTMENT. Generally, the Fund will concentrate 25% or more of its total assets in obligations of domestic and foreign companies in each of the banking and financial services industries. For purposes of a concentrated area, an issuer will be deemed "principally engaged" in the area of concentration if operations in the identified areas comprise more than 50% of the issuer's assets or revenues on a consolidated basis. Companies in the banking industry include U.S. and foreign commercial and industrial banking and savings institutions (including their parent holding companies). Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies (including multi-line, property, casualty and life insurance companies) and insurance holding companies. As a result of such concentration, the Fund's portfolio may be subject to greater risks than a portfolio without such a concentration, especially with respect to those risks associated with regulatory developments in or related to such industries.

         The banking and financial services industries are currently experiencing change as existing distinctions between such industries become less clear, as new regulations may create new opportunities for companies in the area, and as some companies may become attractive acquisition candidates. There are congressional and executive department proposals that would make significant changes in the federal laws governing the range of business in which federally regulated banks can engage. These proposals would allow certain banks and their holding companies to offer a wide range of financial products and services, including insurance, mutual fund underwriting, and securities underwriting and sales. These changes would eliminate many distinctions between commercial and investment banking.

         INVESTMENT CONSIDERATIONS AND RISKS CONCERNING THE BANKING INDUSTRY. Commercial banks (including "money center," regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

         Recent legislation has significantly altered the regulatory environment for savings institutions. The number of such institutions with financial problems, the unsettled economic environment and poor commercial lending performance has prompted Congress to raise capital requirements as well as other industry standards. Recent regulatory action has also increased capital requirements and raised other standards applicable to banks.

         Broadening bank powers including the ability to engage in multi-state operations, while permitting diversification of operations, also could expose banks to well-established competitors in new areas of operations. The broadening of regional and national interstate powers and the aggressive expansion of larger, publicly held foreign banks may result in increased competition and a decline in the number of publicly traded regional banks.

         INVESTMENT CONSIDERATIONS AND RISKS CONCERNING THE FINANCIAL SERVICES INDUSTRY. Many of the investment considerations discussed in connection with banks and savings associations also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

         OTHER POLICIES. Regulations of the Securities and Exchange Commission limit investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business. The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of any fund investing in bank securities, no more than 5% of total assets may be invested in a single issuer. The Fund intends to comply with these restrictions. For information concerning other investment policies, risks and considerations, see "General Fund Policies and Risks."

DAVIS CONVERTIBLE SECURITIES FUND

         GENERAL. The investment objective of Davis Convertible Securities Fund is total return. It seeks this objective through a combination of current income and capital appreciation. The Fund will, under normal circumstances, invest 65% or more of its total assets in convertible securities. Securities received upon conversion of a convertible security may be retained by the Fund to permit orderly disposition or to establish long-term holdings for federal income tax purposes. In the event that less than 65% of total assets are invested in convertible securities due to the exercise of conversion rights, the Fund will invest available funds in additional convertible securities as soon as practicable. The remaining assets may be invested in other securities, including common and preferred stock, corporate debt securities, real estate investment trust ("REITs"), U.S. Government Securities, and money market instruments (including repurchase agreements). For a discussion of the risks associated with investing in REITs see "Davis Real Estate Fund".

         Generally, convertible securities are bonds, debentures, notes, preferred stocks or other securities that convert or are exchanged into shares of the underlying common stock at a stated exchange ratio. Usually, the conversion or exchange is solely at the option of the holder. However, some convertible securities may be convertible or exchangeable at the option of the issuer or are automatically converted or exchanged at a time certain, or upon the occurrence of certain events, or have a combination of these characteristics. Usually a convertible security provides a long term call on the issuer's common stock and therefore tends to appreciate in value as the underlying common stock appreciates in value. A convertible security may also be subject to redemption by the issuer after a date certain and under certain circumstances (including a specified price) established on issue. If a convertible security held by the Fund is called for redemption, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it.

         In selecting convertible securities for the Fund, the Adviser will seek to achieve a high level of total return and will consider the following factors, among others: (1) the Adviser's own evaluations of the basic underlying value of assets and business of the issuers; (2) the interest or dividend income generated by the securities; (3) the potential for capital appreciation of the securities and the underlying common stocks; (4) the prices of the securities relative to the underlying common stocks; (5) the prices of the securities relative to other comparable securities; (6) whether the securities are entitled to the benefits of sinking funds or other protective conditions; (7) the existence of any anti-dilution protections of the security; and (8) the diversification of the Fund's portfolio as to issuers. The Fund may convert a convertible security which it holds (A) when necessary to permit orderly disposition of the investment when a convertible security approaches maturity or has been called for redemption; (B) to facilitate a sale of the position; (C) if the dividend rate on the underlying common stock increases above the yield on the convertible security; or (D) whenever the Adviser believes it is otherwise in the best interests of the Fund.

         INVESTMENT CONSIDERATIONS AND RISKS GENERALLY. Fixed-income securities are generally considered to be interest rate sensitive. The market value of the Fund's investments will change in response to changes in interest rates. During periods of falling interest rates, the value of debt securities held by the Fund generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Due to its conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. A convertible security will normally also provide a higher yield than the underlying common stock (but generally lower than comparable non-convertible securities). Due to their higher yield, convertible securities generally sell above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because the yield acts as a price support. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase but will generally not increase to the same extent as common stocks.

         HIGH YIELD, HIGH RISK DEBT SECURITIES. Convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer's non-convertible debt obligations. The debt securities in which the Fund may invest (including convertible securities) include high yield, high risk debt securities (including convertible securities) rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services ("Moody's") or unrated securities deemed by the Adviser to be of an equivalent rating. A brief description of the quality ratings of these two services is contained herein under "Portfolio Composition" and a more complete description is contained in the Appendix. Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D rated securities of issuers in default. The Fund intends not to purchase securities rated BB or Ba or lower if such purchase would then cause 35% or more of the Fund's net assets to be invested in such securities. While likely to have some quality and protective characteristics, such securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest.

         The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers. Ratings assigned by credit agencies do not evaluate market risks.

         Issuers of high yield, high risk securities may be highly leveraged and may not have available to them traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         Such securities are subject to greater price volatility than higher rated securities, tend to decline in price more steeply than higher rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of payment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Fund to dispose of particular issues and may cause the Fund to incur special securities registration responsibilities, liabilities and costs and liquidity and valuation difficulties. Unexpected net redemptions may force the Fund to sell high yield, high risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower yielding securities, resulting in a decreased return. To the extent that the Fund invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Fund, the Fund may have to sell portfolio securities to meet taxable distribution requirements.

         See the Statement of Additional Information for more detailed information on high yield, high risk debt securities.

         PORTFOLIO COMPOSITION. The table below reflects Davis Convertible Securities Fund's portfolio quality rating for December 31, 1997. The table reflects the percentage of total assets represented by fixed income securities rated by Moody's or S&P, by unrated fixed income securities and by other assets. The percentages shown reflect the higher of the Moody's or S&P rating. U.S. Government Securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Other assets may include money market instruments, repurchase agreements, equity securities, net payables and receivables and cash. The allocations in the table are not necessarily representative of the composition of the Fund's portfolio at other times. Portfolio quality rating will change over time.

  PORTFOLIO COMPOSITION OF THE DAVIS CONVERTIBLE SECURITIES FUND PORTFOLIO BY
      QUALITY RATING AS A PERCENTAGE OF TOTAL ASSETS AT DECEMBER 31, 1997

MOODY'S S&P RATING CATEGORY   PERCENTAGE   FUND'S ASSESSMENT      GENERAL DEFINITION
---------------------------   ----------   OF UNRATED SECURITIES    OF BOND QUALITY
                                           ---------------------   ---------------
Aaa/AAA ....................     1.21%             -               Highest quality
Aa/AA   ....................     7.15%             -               High quality
A/A     ....................     2.02%             -               Upper medium grade
Baa/BBB ....................     5.80%             -               Medium grade
Ba/BB   ....................     0.50%           3.98%             Some speculative elements
B/B     ....................     4.36%             -               Speculative
Caa/CCC ....................      -                -               More speculative
Ca,C/CC,C,D.................      -                -               Very speculative, may be in default
Not Rated...................     3.98%             -               Not rated by Moody's or S&P
Common and Convertible
Preferred Stock.............    61.89%             -
Short-term Investments......    10.48%
Other Assets Less
Liabilities.................     2.61%             -
                               ---------         -----
                                  100%           3.98%

         The description of each bond quality category set forth in the table above is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth in the Appendix. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change.
The Fund may retain a security whose rating has changed or has become unrated.

         OTHER POLICIES. For information concerning other investment policies, risks and considerations see "General Fund Policies and Risks" below.

DAVIS REAL ESTATE FUND

         GENERAL. The investment objective of Davis Real Estate Fund is total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments. Normally at least 65% of its total assets will be invested in securities of companies which have at least 50% of the value of their assets, gross income or net profits attributable to ownership, financing,

                                      17

construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. It does not invest directly in real estate. Real estate companies include real estate investment trusts, or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. It invests in common stocks and other equity securities and debt securities. In keeping with its primary growth objective, it will normally invest primarily in equity securities
(including securities convertible into equity securities). It may also invest in fixed income securities for income or as a defensive strategy when the Adviser believes that adverse economic or market conditions require such strategy.

         The remaining 35% of the Fund's assets may be invested in securities of companies in any other industries. These may include companies which are not primarily involved in real estate operations or ownership but which have products or services relating to the real estate industry, such as manufacturers and distributors of building supplies, financial institutions which make or service real estate loans or companies which have substantial real estate assets such as some companies in the energy, retailing or railroad industries. There is no limitation on such investments except that the Fund intends to invest less than 25% of its total assets in the securities of any industry other than the real estate industry.

         The Fund will invest in shares of real estate investment trusts
("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs.
Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         INVESTMENT CONSIDERATIONS AND RISKS GENERALLY. Because the Fund invests primarily in the real estate industry, it is subject to risks associated with the direct ownership of real estate. The Fund could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

         Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from registration under the Investment Company Act of 1940.
Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management.

                                      18

         HIGH YIELD, HIGH RISK DEBT SECURITIES. The Fund may also invest in the same types of high yield, high risk securities as Davis Convertible Securities
Fund. However, the Fund generally will not purchase securities rated BB or Ba or lower if such purchase would then cause more than 30% of the Fund's net assets to be invested in such securities. On December 31, 1997 the Fund had xx% of its assets invested in high yield, high risk securities and does not presently intend to have over 5% of its assets invested in such securities in the near future.

         OTHER POLICIES. For information concerning other investment policies, risks and considerations see "General Fund Policies and Risks" below.

GENERAL FUND POLICIES AND RISKS

    With respect to this section, the Funds are referred to as follows:
         Davis Growth Opportunity Fund as the "Growth Fund"
         Davis Government Bond Fund as the "Bond Fund"
         Davis Government Money Market Fund as the "Money Market Fund"
         Davis Financial Fund as the "Financial Fund"
         Davis Convertible Securities Fund as the "Convertible Fund"
         Davis Real Estate Fund as the "Real Estate Fund"

         DIVERSIFICATION. The Growth, Bond and Money Market Funds limit investments in one issuer to 5% of total assets. The Financial, Convertible and Real Estate Funds have the same limitation, but only as to 75% of their respective total assets. The remaining 25% of each Fund's total assets may be invested without regard to this 5% limitation. This may involve greater risk than if the 5% limitation is applied to all assets. Note that no Fund has any limitations on investments in U.S. Government Securities or repurchase agreements with respect to such securities.

         CONCENTRATION. No Fund, other than the Financial Fund and Real Estate
Fund, will make any investment which would cause 25% or more of its total assets to be invested in any one industry. This limitation does not apply to investments in U.S. Government Securities.

         TEMPORARY INVESTMENTS OF FUNDS OTHER THAN THE MONEY MARKET FUND. The
Funds may temporarily invest in high grade money market instruments, repurchase agreements, or may hold cash or cash equivalents for defensive purposes or to accommodate inflows of cash awaiting more permanent investment.

         FOREIGN INVESTMENTS. Funds other than the Bond and Money Market Funds may invest in securities of foreign issuers or securities which are principally traded in foreign markets ("foreign securities"). When foreign investments are made, the Adviser or Sub-Advisers will attempt to take advantage of differences between economic trends and the performance of securities markets in various countries to maximize investment performance. In most instances, foreign investments will be made in companies principally based in developed countries.

         Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") covering such securities and through U.S. registered investment companies investing primarily in foreign securities. The Funds, however, may not invest in the securities of other registered investment companies if more than 10% of a Fund's total assets would then be so invested. Other registered investment companies usually have their own management costs or fees and the Adviser will also earn its regular fee on

                                      19

Fund assets invested in such other companies. Operating expenses of a Fund investing in foreign securities are likely to be higher than that of one investing exclusively in U.S. securities, since management, custodial and certain other expenses are expected to be higher.

         Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices.
There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets.
Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion and other relevant indicators.

         To attempt to reduce exposure to currency fluctuations, the Funds may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Funds and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction in respect to a different foreign currency than the one in which a trade is to be made or in which a portfolio security is principally traded.
There is no limitation on the amount of assets that may be committed to currency hedging. However, a Fund will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of its total assets (excluding in such 5% calculation any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Advisers' ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus a Fund could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.
Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. When taking a position in an anticipatory hedge, a Fund is required to set aside cash or high grade liquid securities to fully secure the obligation.

         PORTFOLIO TRANSACTIONS. The Adviser (and Sub-Advisers with respect to
Growth Fund) is responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. It is the Company's policy to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services and placement of orders by securities firms for shares of the Company may be taken into account as a factor in placement of portfolio transactions. In seeking its investment objective, a Fund predominantly investing in equity securities may trade to some degree in securities for the short term if the Adviser (or Sub-Advisers)

                                      20

believes that the growth potential of a security no longer exists, considers that other securities have more growth potential, or otherwise believes that such trading is advisable. As discussed above, the Bond Fund may engage in portfolio trading to take advantage of yield disparities. Because of differences among investment policies, portfolio turnover rate will be different for each Fund. At times it could be high, which could require the payment of larger amounts in brokerage commissions. However, Bond and Money
Market Funds' trades are usually principal transactions involving no commissions. The Adviser and Sub-Advisors are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock
Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services.

         WRITING COVERED OPTIONS. For income purposes, the Funds other than the Money Market Fund may write covered call options on its portfolio securities.
However, the Funds have not done so to any significant extent and do not currently intend to engage in any such transaction if it would cause more than 10% of net assets to be subject to options.

         REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements, but normally do not enter into repurchase agreements maturing in more than seven days, and may make repurchase agreement transactions through a joint account with other funds which have the same investment adviser. A repurchase agreement, as referred to herein, involves a sale of securities to the Funds, with the concurrent agreement of the seller (a member bank of the Federal
Reserve System or securities dealer which the Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing their rights.

         RESTRICTED AND ILLIQUID SECURITIES. Funds, other than the Money Market
Fund, may invest in restricted securities, i.e., securities which, if sold, would cause the Funds to be deemed "underwriters" under the Securities Act of 1933 or which are subject to contractual restrictions on resale. The Funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of any Fund's net assets would then be illiquid. If at any time more than 15% of a Fund's net assets are illiquid, steps will be taken as soon as practicable to reduce the percentage of illiquid assets to 15% or less.

         The restricted securities which a Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933
Act. The Adviser, or the Sub-Advisers in the case of Growth Fund, under criteria established by the Company's Board of Directors, will consider whether
Rule 144A Securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy limiting investments in illiquid securities. In making this determination, the Adviser or the Sub-Advisers will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser or the Sub-Advisers and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is appropriate in light of the policy limiting investments in such

                                      21

securities. There is no limitation on the percentage of the Fund's assets that can be invested in liquid Rule 144A Securities. Investing in Rule 144A
Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         BORROWING. No Fund will borrow money except from banks for temporary or emergency purposes (usually to facilitate orderly redemption of its shares while avoiding untimely disposition of portfolio holdings.) Except for the Money Market Fund, a Fund may not (i) borrow money in excess of 10% of the value of its total assets (excluding the amount borrowed) at the time of the borrowing or (ii) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount not in excess of 15% of the value of its total assets (excluding the amount borrowed) at the time of such borrowings. The Money Market Fund may not (a) borrow in excess of 25% of the value of its total assets (including the amounts borrowed) at the time of borrowing or (b) pledge or hypothecate any of its assets except to secure permitted borrowing and then in an amount not in excess of 10% of the value of its net assets (including the amount borrowed) at the time of such borrowing.
No Fund will purchase securities while any borrowing exceeds 5% of net assets.

         FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The investment restrictions set forth in the Statement of Additional Information including those in respect to borrowing, concentration and diversification as discussed above are fundamental policies. The investment objectives and policies with respect to eligible investments are fundamental policies of Money Market Fund and cannot be changed without a shareholder vote. All other investment objectives and policies of the Company's Funds are not fundamental and may be changed without shareholder approval. In the event that a Fund's objective should ever be changed, such change may result in an objective different from the objective the shareholder considered appropriate at the time of investment in such Fund.
Except for the restrictions on illiquid securities, any percentage restrictions set forth in the prospectus or in the Statement of Additional Information apply as of the time of investment without regard to later increases or decreases in the values of securities or total or net assets.

                     ADVISER, SUB-ADVISERS AND DISTRIBUTOR

         Davis Selected Advisers, L.P., (the "Adviser") whose principal office is at 124 East Marcy Street, Santa Fe, New Mexico 87501, serves as the investment adviser for the Funds. Venture Advisers, Inc. is the Adviser's sole general partner. Shelby M.C. Davis is the controlling shareholder of the general partner. Subject to the direction and supervision of the Board of Directors, the Adviser manages the investment and business operations of the Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial
Fund, Davis Convertible Securities Fund and Davis Real Estate Fund, and manages the business operations of the Davis Growth Opportunity Fund. Davis
Distributors, LLC (the "Distributor"), a subsidiary of the Adviser, serves as the distributor or principal underwriter of the Company's shares. As discussed below, the Adviser has hired Tanaka Capital Management, Inc. as the Sub-Adviser for the Growth Opportunity Fund. Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, performs research and other services for the Funds on behalf of the Adviser under a Sub-Advisory Agreement with the Adviser. This Agreement does not affect the services provided by Tanaka Capital
Management. The Adviser also acts as investment adviser for Davis New York
Venture Fund, Davis Growth & Income Fund, Davis High Income Fund, Davis
Tax-Free High Income Fund, Davis International Series, Inc., (collectively with the Company, the "Davis Funds"), Selected American Shares, Inc., Selected
Special Shares, Inc. and Selected Capital Preservation Trust (collectively the
"Selected Funds"). The Distributor also acts as the principal underwriter for the Davis and Selected Funds.

         The Davis Government Bond Fund pays the Adviser a fee at the annual rate of 0.50% of total net assets. Davis Government Money Market Fund pays the Adviser a fee at the annual rate of 0.50% on the first

                                      22

$250 million of average net assets, 0.45% on the next $250 million of net assets and 0.40% on assets over $500 million. The other Funds each pay the Adviser a fee at the annual rate of 0.75% on the first $250 million of average net assets, 0.65% on the next $250 million of net assets and 0.55% on assets over $500 million. The fees for these other Funds are higher than those charged by many mutual funds with similar objectives. The Company also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws.

         SUB-ADVISERS. Tanaka Capital Management, Inc. (the "Sub-Adviser"), is a sub-adviser for the Davis Growth Opportunity Fund. The Sub-Adviser manages the day to day investment operations for the Davis Growth Opportunity Fund. The
Company pays no fees directly to the Sub-Adviser. The Sub-Adviser receives from the Adviser a reallowed portion of its advisory fee equal to 0.30% of the first
$100 million of the Davis Growth Opportunity Fund's annual average net assets and 0.25% of such Fund assets over $100 million with a minimum annual fee of $100,000. However, the Sub-Adviser's fees on Fund assets over $100 million may not exceed one-third of the fees paid to the Adviser from the Davis Growth
Opportunity Fund. The Sub-Adviser also provides investment advisory services to employee benefit plans, institutions, trusts and individuals. The Sub-Adviser's offices are located at 230 Park Avenue, Suite 1432, New York, New York 10169.
Graham Y. Tanaka is the owner of the Sub-Adviser. Since February, 1987, Mr.
Tanaka has been the controlling shareholder, Chief Executive Officer and sole director of the Sub-Adviser. Prior to December, 1990, he was employed by the Adviser. Under the Sub-Advisory Agreement with DSA-NY, the Adviser pays all of DSA-NY's direct and indirect costs of operations. All the fees paid to DSA-NY are paid by the Adviser and not the Funds.

         PORTFOLIO MANAGEMENT. Carolyn H. Spolidoro is the primary portfolio manager of the Davis Government Bond Fund and Davis Government Money Market
Fund. She has been employed by the Adviser since August 1985. She is Vice
President of the Adviser's General Partner and Vice President of all of the Davis Funds. She is also the portfolio manager of the Selected U. S. Government
Income Fund and the Selected Daily Government Fund.

         Graham Y. Tanaka has been the primary portfolio manager of Davis
Growth Opportunity Fund since January, 1987.

         Christopher C. Davis and Kenneth Charles Feinberg are the co-portfolio managers of the Davis Financial Fund. Christopher C. Davis was the co-portfolio manager of this Fund with Shelby M.C. Davis from its inception until December
1, 1994. He has been employed by the Adviser since September, 1989 as an assistant portfolio manager and research analyst. Christopher C. Davis also manages or co-manages other equity funds managed by the Adviser.

         Kenneth Charles Feinberg has been employed by the Adviser since
December of 1994 as a research analyst. He previously served as Assistant Vice
President of Investor Relations for the Continental Corporation from 1988 to
1994. Kenneth Feinberg also manages or co-manages other equity funds managed by the Adviser.

         Andrew A. Davis is the primary portfolio manager of the Davis
Convertible Securities Fund and the Davis Real Estate Fund. He was the co-portfolio manager of these funds with Shelby M.C. Davis from their inception until December 1, 1994. Andrew A. Davis is a Vice President of the Company and the President of the Adviser's General Partner. Until February 1993, he was the
Vice President and head of convertible research at Paine Webber, Incorporated.
Andrew A. Davis also manages or co-manages other equity funds managed by the Adviser.

                                      23

         Shelby M.C. Davis is Chief Investment Officer of the Adviser. As Chief
Investment Officer, he is active in providing investment themes, strategies and individual stock selection to one or more of the Funds. He is the controlling shareholder of the Adviser, was the primary portfolio manager of the Davis
Financial Fund and co-portfolio manager of the Davis Convertible Securities
Fund and the Davis Real Estate Fund until December 1, 1994.

                               PURCHASE OF SHARES

         GENERAL. Class Y shares are offered through this Prospectus to (i) trust companies, bank trusts, endowments, pension plans or foundations
("Institutions") acting on behalf of their own account or one or more clients for which such Institution acts in a fiduciary capacity and investing at least
$5,000,000 at any one time; (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 ("Government Entities");
and (iii) any investor with an account established under a "wrap account" or other similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Distributor ("Wrap Program Investors"). Wrap
Program Investors may only purchase Class Y shares through the sponsors of such programs who have entered into agreements with the Distributor.

         Shareholders whose Davis Government Money Market Fund accounts are established for distributions of earnings or principal from a unit investment trust sponsored by Clayton Brown & Associates, Inc. may make initial and subsequent investments of amounts below the stated minimum.

         Wrap Program Investors should be aware that both Class A and Class Y shares are made available by the Fund at net asset value to sponsors of wrap programs. However, Class A shares are subject to additional expenses under the Fund's Rule 12b-1 Plan and sponsors of wrap programs utilizing Class A shares are generally entitled to payments under the Plan. If the sponsor has selected
Class A shares, investors should discuss these charges with their program's sponsor and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders.

         PURCHASE BY BANK WIRE. Shares may be purchased at any time by wiring federal funds directly to State Street Bank and Trust Company. Prior to an initial investment by wire, the institutional shareholder or wrap program sponsor should telephone Davis Distributors, LLC at 1-800-279-0279 to advise them of the investment and class of shares and to obtain an account number and instructions. To assure proper credit, the wire instructions should be made as follows:

                        State Street Bank and Trust Company,
                        Boston  MA  02210
                        Attn.: Mutual Fund Services
                        DAVIS SERIES, INC.
                        (Please specify Fund)
                        Shareholder Name,
                        Shareholder Account Number,
                        Federal Routing Number 011000028,
                        DDA Number 9904-606-2

         You may make additional investments by wire or you may simply mail a check payable to "THE DAVIS FUNDS" to State Street Bank and Trust Company, c/o
The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. For overnight delivery, please send your check to State Street Bank and Trust Company, c/o the Davis

                                      24

Funds, 2 Heritage Drive, Fifth Floor N. Quincy, MA 02171. Where purchases are made by check, redemptions will not be allowed until the check has cleared, usually about 15 calendar days. The check should be accompanied by a form which State Street will provide after each purchase. If you do not have a form, you should tell State Street that you want to invest the check in Class Y shares of a Fund. If you know your account number, you should also give it to State
Street.

         The Funds do not issue certificates for Class Y shares. Each time you add to or withdraw from your account, you will receive a statement showing the details of the transaction and any other transactions you had during the current year.

                              TELEPHONE PRIVILEGE

         Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. BY EXERCISING THE TELEPHONE PRIVILEGE TO SELL OR EXCHANGE SHARES, YOU
AGREE THAT THE COMPANY SHALL NOT BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS
REASONABLY BELIEVED TO BE GENUINE. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Company may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we may have difficulty in accepting telephone requests, in which case you should contact us by mail. See "Exchange of Shares - By Telephone" and "Redemption of Shares"

                               EXCHANGE OF SHARES

         GENERAL. You may exchange Class Y shares of any Fund for Class Y shares of the other Davis Funds. The Davis Funds offer a variety of investment objectives that includes common stock funds, tax-exempt, government and corporate bond funds, and a money market fund. However, each Fund, except the Davis Government Money Market Fund is intended as a long-term investment and not for short-term trading. The net asset value of the initial shares being acquired must be at least $5,000,000 for Institutions and Government Entities or minimums set by wrap program sponsors. Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of each of the Funds.

         Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. Call the Distributor for information and a prospectus for any of the other Davis Funds registered in your state. Read the prospectus carefully. If you decide to exchange your shares, send State Street a written unconditional request for the exchange and follow the instructions regarding delivery of share certificates contained in the section on "Redemption of Shares". A signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required. See "Redemption of Shares." Your dealer may charge an additional fee for handling an exercise of the exchange privilege.

         An exchange involves both a redemption and a purchase, and normally both are done on the same day. However, in certain instances such as where a large redemption is involved, the investment of redemption proceeds into shares of other Davis Funds may take up to seven days. For federal income tax purposes, exchanges between funds are treated as a sale and purchase.
Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

                                      25

         The number of times you may exchange shares among the Davis Funds within a specified period of time may be limited at the discretion of the Adviser. Currently, more than four exchanges out of a fund during a twelve month period are not permitted without the prior written approval of the Adviser. The Fund reserves the right to terminate or amend the exchange privilege at any time upon 60 or more days' notice.

         BY TELEPHONE. You may exchange shares by telephone into accounts with identical registrations. Please see the discussion of procedures in respect to telephone instructions in the section entitled "Telephone Privilege," as such procedures are also applicable to exchanges.

                              REDEMPTION OF SHARES

         ALL FUNDS EXCEPT DAVIS GOVERNMENT MONEY MARKET FUND. You can redeem, or sell back to the Company, all or part of your shares at any time. You can do this by sending a written request to State Street Bank and Trust Company, c/o
The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406, indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all owners must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed

         Sometimes State Street needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares.

         For the protection of all shareholders, the Company also requires that signatures appearing on a stock power or redemption request where the proceeds would be more than $50,000 must be guaranteed by a bank, credit union, savings association, securities exchange, broker, dealer or other guarantor institution. A signature guarantee is also required in the event that any modification to the Company's application is made after the account is established, including the selection of the Expedited Redemption Privilege. In some situations such as where corporations, trust or estates are involved, additional documents may be necessary to effect the redemption. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures or if such guarantor is not a member or participant of a signature guarantee program. This provision also applies to exchanges when there is also a redemption for cash. A signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last
30 days. All notifications of address changes must be in writing.

         Redemption proceeds are normally paid to you within seven days after State Street receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date).
You can avoid any redemption delay by paying for your shares by bank wire or federal funds.

         Redemptions are ordinarily paid to you in cash. However, the Funds'
Board of Directors are authorized to decide that conditions exist making cash payments undesirable, although the Board has never reached such a decision. If the Board should decide to make payment other than in cash, redemptions could be paid in securities, valued at the value used in computing the Funds' net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds. We must, however, redeem shares

                                      26

solely in cash up to the lesser of $250,000 or 1% of the Funds' net asset value, whichever is smaller, during any 90-day period for any one shareholder.

         Your shares may also be redeemed through participating brokers or dealers. The Distributor may repurchase shares from your dealer if your dealer is a member of the Distributor's selling group. Your dealer may, but is not required to, use this method in selling back your shares and may place any repurchase request by telephone or wire. Any dealer may charge you a service fee or commission. No charge is payable if you redeem your own shares through State Street rather than having a dealer arrange for a repurchase.

         DAVIS GOVERNMENT MONEY MARKET FUND. You may request redemption of part or all of your shares in the Davis Government Money Market Fund by mail by sending your request to State Street Bank and Trust Company, c/o Davis Funds,
P.O. Box 8406, Boston, MA 02266-8406. You may also redeem shares through the
Check Writing Privilege or by Expedited Redemption Privilege to a pre-designated bank account. Normally, except for payment to a pre-designated bank account, State Street will send payment for the Davis Government Money
Market Fund shares redeemed within three business days, but in no event, later than seven days, after receipt of a redemption request in proper form.
Redemption of the Davis Government Money Market Fund shares which were acquired by exchange from shares subject to a contingent deferred sales charge may be subject to such a charge.

         CHECK WRITING PRIVILEGE. For Davis Government Money Market, State
Street will provide, upon request, forms of drafts to be drawn on your account that will clear through State Street. These drafts may be made payable to the order of any person in any amount not less than $100. When a draft is presented to State Street for payment, State Street will redeem a sufficient number of full and fractional shares in your account to cover the amount of the draft.
This enables you to continue earning daily income dividends until the draft has cleared.

         If you elect to use this method of redemption, please so signify on the Check Writing Privilege Form. You will be subject to State Street's rules and regulations governing such drafts, including the right of State Street not to honor drafts in amounts exceeding the value of the regular account at the time they are presented for payment. Drafts in excess of the value of the Davis
Government Money Market Fund regular account cannot be honored by redemption of any other Fund account. The Company and State Street reserve the right to modify or terminate this service at any time.

         A shareholder may issue a "Stop Payment" on any draft by calling State
Street at (617) 847-8543. The "Stop Payment" order will become effective if it is given on a timely basis pursuant to the "Stop Payment" rules in effect at State Street with respect to their regular checking accounts.

                        DETERMINING THE PRICE OF SHARES

         NET ASSET VALUE. The net asset value per share of each class is determined daily by dividing the total value of investments and other assets, less any liabilities by the total outstanding shares. The net asset value of a Fund is determined daily as of the earlier of the close of the New York Stock
Exchange (the "Exchange") or 4:00 p.m., Eastern Time, on each day that the Exchange is open for trading.

         The price per share for purchases or redemptions made directly through State Street normally is such value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00

                                      27

p.m. Eastern time and (ii) promptly transmit the order to State Street. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, or of shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

         VALUATION OF PORTFOLIO SECURITIES. Portfolio securities are normally valued using current market valuations. Securities traded on a national securities exchange are valued at the last published sales price on the exchange, or, in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. (Pricing services generally take into account institutional size trading in similar groups of securities). The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors. Short-term securities maturing in 60 days or less will be valued at amortized cost (unless the Board of Directors determines that amortized cost would not represent a fair value). If there is a material difference in the market value and amortized cost value of short-term securities, market value will be used.
Securities for which market quotations are not readily available and other assets will be valued at fair value as determined by or at the direction of the Board of Directors.

         Normally, the share price of the Davis Government Money Market Fund does not fluctuate. However, if there are unusually rapid changes in interest rates which in the Board's view cause a material deviation between amortized cost and market value, the Board will consider whether such conditions require taking any temporary action to maintain the normal fixed price or to prevent material dilution or other unfavorable results to shareholders. Such action could include withholding dividends, paying dividends out of surplus, realizing gains or losses or using market valuation.

                          DIVIDENDS AND DISTRIBUTIONS

         DAVIS GROWTH OPPORTUNITY FUND AND DAVIS FINANCIAL FUND. Income dividends and distributions from any net realized capital gains are distributed annually.

         DAVIS GOVERNMENT BOND FUND. Income dividends are paid monthly. You will receive confirmation statements for dividends declared and shares purchased through reinvestment of dividends. Distributions from any net realized capital gain not offset by capital loss carryovers are distributed annually. The Davis Government Bond Fund declares distributions based on the Adviser's projections of estimated net investment income and net realized short-term gains. The amount of each distribution may differ from actual net investment income and gains determined in accordance with generally accepted accounting principles. The Davis Government Bond Fund at times may continue to pay distributions based on expectations of future investment results to provide stable distributions for its shareholders even though, as a result of temporary market conditions or other factors (including losses realized later in a fiscal year which have the effect of affecting previously realized gains), the Davis
Government Bond Fund may have failed to achieve projected investment results for a given period. In such cases, the Davis Government Bond Fund's distributions may include a return of capital to shareholders. Shareholders who reinvest their distributions are largely unaffected by such returns of capital.
In the case of shareholders who do not reinvest, a return of capital is equivalent to a partial redemption of the shareholder's investment.

                                      28

         DAVIS GOVERNMENT MONEY MARKET FUND. Dividends from net income are declared daily on shares outstanding as of the close of business the preceding day and are paid monthly. You will receive monthly confirmation statements for dividends declared and shares purchased through reinvestment of dividends.
Income for Saturdays, Sundays and holidays are accrued on Fridays. Dividends declared during each calendar month are paid on the last business day of the month. Shares earn dividends as of the first business day after the effective purchase date up through the date of redemption.

         DAVIS CONVERTIBLE SECURITIES FUND AND DAVIS REAL ESTATE FUND. Income dividends are normally paid quarterly. Distributions from any net realized capital gains are made annually.

         ALL FUNDS. Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends paid in cash and capital gain distributions reinvested. The reinvestment of dividends and distributions is made at net asset value on the payment date. Information concerning distributions will be mailed annually to shareholders. For the protection of shareholders, upon receipt of the second dividend check which has been returned to State Street as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                              FEDERAL INCOME TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on a Fund and its shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effects of federal, state and local tax laws on investment in the Funds.

         Under the Internal Revenue Code (the "Code"), the Funds are treated as separate entities. The Company intends to continue to qualify the Funds as regulated investment companies under the Code and, if so qualified, the Funds will not be liable for federal income tax to the extent their earnings are distributed. If, for any calendar year, the required distribution of the Funds exceed the amount distributed, an excise tax equal to 4% of the excess will be imposed. The Company intends to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Distributions of net investment income and of net realized short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders as long-term capital gain regardless of how long the shares have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares.

         A gain or loss for tax purposes may be realized on the redemption of shares. If the shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during such period, then such loss is treated as a long-term capital loss to the extent of such capital gain distribution. Dividends declared in the last three calendar months to shareholders of record in such months and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared.

         Davis Real Estate Fund may invest in real estate investment trusts
("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to Federal

                                      29

income tax in all events. See "Certain Federal Tax Aspects of Mortgage REITs" in the Statement of Additional Information.

                                 COMPANY SHARES

         Shares issued by each of the Company's six Funds are currently divided into four classes, Class A, Class B, Class C and Class Y shares. The Board of
Directors may offer additional Funds and classes in the future and may at any time discontinue the offering of any Fund or class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each share of a Fund represents an interest in the assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan which pertains to a particular class and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Company can elect all of the directors of the Company. Due to the differing expenses of the classes, dividends of Class B and Class C shares are likely to be lower than for Class A shares, and are likely to be higher for Class Y shares than for any other class of shares. For more information regarding the Class A, B and C shares, please call 1-800-279-0279 to request a prospectus for those shares.

         In accordance with Maryland law and its Articles of Incorporation, the Company does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or otherwise called for special purposes. Special meetings may be called upon the written request of holders of at least 10% of the votes that could be cast at the meeting.

         MAJOR STOCKHOLDERS. Shelby Cullom Davis & Co., which may be deemed to be an affiliate of the Adviser, may be deemed to control the Company due to its beneficial ownership of more than 25% of the Company's outstanding shares.

                                PERFORMANCE DATA

         From time to time, the Funds may advertise information regarding their performance. Such information may consist of "yield," "distribution rate,"
"average annual total return" and "total return" and will be calculated separately for each class. These performance figures are based upon historical results and are not intended to indicate future performance.

         "Yield" is computed by dividing the net investment income per share
(as defined in applicable regulations of the Securities and Exchange
Commission) during a specified 30-day period by the maximum offering price per share on the last day of such period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one-year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

         "Distribution rate" is determined by dividing the income dividends per share for a stated period by the net asset value per share on the last day of such period. Distribution rates published are measures of the level of income dividends distributed during a specified period. Thus, such rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized

                                      30

gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

         "Average annual total return" refers to a Fund's average annual compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.

         "Total return" refers to a Fund's compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment. Total return is not annualized. In the event a Fund advertises its total return or average annual total return, the stated periods will be one, five and ten years, and may also include longer or shorter periods, including the life of the Fund. The computation of total and average annual total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses. In addition, a table showing the performance of an assumed investment of $10,000 may be used from time to time.

         The Funds may also quote average annual total return and total return on net asset value. Such data will be calculated substantially as described above except that sales charges will not be deducted.

         In reports or other communications to shareholders and in advertising material, the performance of the Funds may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Funds may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical
Services, Inc., Morningstar, Inc. or similar independent mutual fund rating services, and the Funds may use evaluations published by nationally recognized independent ranking services and publications.

         The Funds' 1997 Annual Report contains additional performance information and will be made available upon request and without charge.

                             SHAREHOLDER INQUIRIES

         Shareholder inquiries should be directed to Davis Distributors, LLC, by writing to State Street Bank and Trust Company, c/o The Davis Funds, P.O.
Box 8406, Boston, MA 02266-8406 or by calling 1-800-279-0279. Davis Direct
Access is the Davis Funds' automated telephone system that enables Shareholders to perform a number of account transactions automatically by using a touch-tone phone. Shareholders may obtain Fund and account specific information and make purchases, exchanges and redemptions.




                                      31


                                    APPENDIX
                       QUALITY RATINGS OF DEBT SECURITIES

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements;
their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                                      32

STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS

         AAA - Debt rated 'AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The
'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC - The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C - The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                      33

                       DAVIS GOVERNMENT MONEY MARKET FUND
                            CHECK WRITING PRIVILEGE

[ ] If you wish the check writing privilege please check the box to the left and complete the signature card below.

INFORMATION CONCERNING THE DRAFTS USED FOR THE DAVIS GOVERNMENT MONEY MARKET
FUND CHECK WRITING PRIVILEGE:

1. Your Davis Series, Inc. Davis Government Money Market Fund drafts are paid from an account of Davis Series, Inc. at State Street Bank and Trust
     Company ("State Street").

2. In connection with this account, you will have the same rights and duties with respect to stop payment orders, "stale" drafts, unauthorized signatures, alterations, and unauthorized endorsements as bank checking account customers do under the Massachusetts Uniform Commercial Code. All notices with regard to those rights and duties must be given to State
     Street.

3.   Stop payment instructions must be given to State Street, by calling State
     Street's service telephone number for Davis Series, Inc. shareholders:
     (617) 847-8543. State Street's address is State Street Bank and Trust
     Company, c/o The Davis Funds, P. O. Box 8406, Boston, MA. 02266-8406.

4.   These rules may be amended from time to time.
------------------------------------------------------------------------------
             CHECK WRITING PRIVILEGE SIGNATURE CARD (TYPE OR PRINT)

BY SIGNING THIS SIGNATURE CARD THE UNDERSIGNED AGREE(S) TO BE SUBJECT TO THE
INSTRUCTIONS AND RULES, AS NOW IN EFFECT AND AS AMENDED FROM TIME TO TIME, OF
DAVIS SERIES, INC., THAT PERTAIN TO THE USE OF REDEMPTION CHECKS. (SOME OF THE
CURRENT RULES APPEAR ABOVE.) EACH SIGNATORY GUARANTEES THE OTHER'S SIGNATURE.

Account Number
              --------------------------------------------------
Shareholder Name
                --------------------------------------------------
Co-Shareholder Name
                   --------------------------------------------------
[ ]  Check here if both signatures     [ ]  Check here if only one signature
     are required on checks.                is required on checks.

If neither box is checked, all checks will require both signatures.


--------------------------------------      -----------------------------------
           Signature                                      Signature



                                      34






                               TABLE OF CONTENTS

                                                                  PAGE

Summary.........................................................     2
Financial Highlights............................................     5
Investment Objective and Policies...............................    10
Adviser, Sub-Advisers and Distributor...........................    22
Purchase of Shares..............................................    24
Telephone Privilege.............................................    25
Exchange of Shares..............................................    25
Redemption of Shares............................................    26
Determining the Price of Shares.................................    27
Dividends and Distributions.....................................    28
Federal Income Taxes............................................    29
Company Shares..................................................    30
Performance Data................................................    30
Shareholder Inquiries...........................................    31
Appendix - Quality Ratings of Debt Securities...................    32



                                      35



                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1998

                               DAVIS SERIES, INC.

                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279


                               TABLE OF CONTENTS

TOPIC                                                                      PAGE
Investment Restrictions ...................................................   2
High Yield, High Risk Debt Securities......................................   4
Additional Information Concerning Davis Government Bond Fund ..............   6
Hedging of Foreign Currency Risks .........................................   6
Repurchase Agreements......................................................   8
Writing Covered Call Options...............................................   8
Federal Tax Aspects of Certain Mortgage Reits for Davis Real Estate Fund...   9
Portfolio Transactions.....................................................   9
Directors and Officers ....................................................  11
Directors' Compensation Schedule...........................................  13
Certain Shareholders of the Funds..........................................  13
Investment Advisory Services...............................................  18
Custodian .................................................................  19
Auditors...................................................................  20
Determining the Price of Shares ...........................................  20
Reduction of Class A Sales Charge..........................................  20
Special Distribution Arrangements..........................................  22
Distribution of Fund Shares................................................  22
Performance Data...........................................................  23


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ IN CONJUNCTION WITH THE CLASS A, CLASS B AND CLASS C PROSPECTUS
DATED MAY 1, 1998, AND THE CLASS Y PROSPECTUS DATED MAY 1, 1998. THE
PROSPECTUSES MAY BE OBTAINED FROM THE COMPANY.

         THE COMPANY'S DECEMBER 31, 1997 ANNUAL REPORT TO SHAREHOLDERS
ACCOMPANIES THIS STATEMENT OF ADDITIONAL INFORMATION. THE FINANCIAL STATEMENTS
APPEARING IN THESE REPORTS ARE INCORPORATED HEREIN BY REFERENCE. ALL INTERIM
FINANCIAL INFORMATION REFLECTS ALL ADJUSTMENTS WHICH ARE, IN THE OPINION OF
MANAGEMENT, NECESSARY TO A FAIR STATEMENT OF THE RESULTS FOR SUCH INTERIM
PERIOD.

                            INVESTMENT RESTRICTIONS

         The investment restrictions set forth below may not be changed with respect to any Fund without the approval of the holders of the lesser of (i)
67% of the votes cast at a meeting, if the holders of more than 50% of the eligible votes are represented or (ii) more than 50% of the eligible votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

RESTRICTIONS IN GENERAL

1. The Funds may not purchase or sell commodities or commodity contracts, except that the Funds other than the Davis Government Bond Fund and Davis Government Money Market Fund may invest in contracts in respect to foreign currencies for hedging (risk reduction) purposes.

2. The Funds other than the Davis Government Money Market Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein, but will not otherwise invest in real estate. (This does not prevent a Fund from owning and liquidating real estate or real estate interests incident to a default on portfolio securities.)
         The Davis Government Money Market Fund may not invest in real estate, interests therein or real estate investment trusts.

3. The Funds other than the Davis Government Money Market Fund may not purchase more than 10% of any one class of an issuer's securities, other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"), repurchase agreements relating thereto, certificates of deposit or the like, bankers' acceptances or bank repurchase agreements. For purposes of this restriction, all debt securities of an issuer are deemed to comprise a single class. The Davis Government Money Market Fund, may not purchase more than 10% of the outstanding debt securities (other than U.S. Government Securities and repurchase agreements related thereto) of any one issuer.

4.       The Funds may not purchase the securities (other than U.S. Government
         Securities or repurchase agreements related thereto) of any issuer if immediately after such purchase more than 5% of the value of a Fund's total assets would be invested in such issuer; except that up to 25% of the value of the total assets of Davis Financial Fund, Convertible
         Securities Fund and Davis Real Estate Fund may be invested without regard to this 5% limitation. This restriction does not apply to the Davis Government Money Market Fund.

5. The Funds may not invest in or write puts, calls or combinations thereof ("option transactions"), except that a Fund other than the Davis Government Money Market Fund may (a) write calls so long as at the time of so doing the security underlying the call is listed on a national securities exchange, the call is issued by The Options
         Clearing Corporation and is traded on a registered securities exchange, such calls do not exceed 10% of that Fund's total assets and are covered calls, (b) make closing purchase transactions in order to close out outstanding call options previously written by a Fund and
         (c) engage in option transactions in respect of foreign currencies for hedging purposes. (The convertible feature of convertible securities are not deemed to be puts, calls or combinations thereof.) With respect to the Davis Government Money Market Fund, it may not invest in puts, calls, straddles, spreads or any combination thereof.

6. The Funds may not buy the securities of companies in continuous operation for less than three years (including predecessors) if more than 5% of a Fund's total assets would then be invested in such securities. This does not apply to the Davis Government Bond Fund or the Davis Government Money Market Fund which both invest in U.S.
         Government Securities or to investments made by the Davis Real Estate
         Fund in real estate investment trusts ("REITs").

7. The Funds may not buy securities of other registered investment companies, except that Funds other than Davis Government Bond Fund and Davis Government Money Market Fund may invest in (i) shares of investment companies investing primarily in foreign securities provided that such purchase does not cause a Fund to (a) have more than 5% of the value of its total assets invested in any one such company, (b) have

                                       2

         more than 10% of the value of its total assets invested in the aggregate of all such companies, or (c) own more than 3% of the total outstanding voting stock of any such company. All Funds may acquire securities of other registered companies as a part of a merger, consolidation, reorganization or acquisition of assets.

8. The Funds may not purchase securities on margin, make short sales of securities or maintain a short position, except that (i) all Funds except the Davis Growth Opportunity Fund and Davis Government Money
         Market Fund may engage in such investments when at the time of sale a Fund has, by reason of its ownership of other securities, the right to obtain securities equivalent in kind and amount to the securities sold without payment of additional consideration and such other securities are retained so long as the Fund is in a short position and (ii) all Funds except the Davis Government Bond Fund and Davis Government Money
         Market Fund may engage in such transactions where they are in respect to foreign currencies for hedging purposes. These restrictions do not apply to transactions in respect to foreign currencies for hedging purposes.

9. The Funds may not invest for the purpose of exercising control or management of other companies.

10. The Funds, other than the Davis Government Money Market Fund, may not borrow money except from banks for extraordinary or emergency purposes in amounts not exceeding 10% of the value of a Fund's total assets
         (excluding the amount borrowed) at the time of such borrowing. The
         Funds may not pledge or hypothecate any of their assets, except in connection with permitted borrowing in amounts not exceeding 15% of the value of a Fund's total assets (excluding the amount borrowed) at the time of such borrowing. These restrictions do not apply to the use of margin deposits in connection with transactions in foreign currencies for hedging purposes. The Davis Government Money Market
         Fund may not borrow except from banks for extraordinary emergency purposes in amounts not exceeding 25% of the value of its total assets
         (including the amount borrowed) and may pledge or hypothecate assets not exceeding 10% of the value of its net assets (including any amount borrowed) in connection with such borrowing. Both limits are calculated as of the time of such borrowing.

11. The Funds may not buy or continue to hold securities if any officers or directors of the Company, the Adviser or the Adviser's General
         Partner own too many of the same securities. This would happen if any of these individuals own 1/2 of 1% or more of the securities and all such individuals who own that much or more own 5% of such securities.

12. The Funds do not engage in the underwriting of securities; however, the Funds may technically be considered "underwriters" if they sell restricted securities.

13. The Funds may not make loans except through the purchase of debt obligations (including entering into repurchase agreements) in accordance with the Fund's investment objectives and policies.

         Securities received upon conversion or exercise of warrants or subscription rights and securities remaining upon the breakup of units or detachment of warrants may be retained to permit advantageous disposition.

SPECIAL RESTRICTION AS TO DAVIS GROWTH OPPORTUNITY FUND AND DAVIS GOVERNMENT
BOND FUND

1. Neither Fund may purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of its total assets, provided that (a) as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries and, as to finance companies, personal credit and business credit will be considered separate industries, and (b) there is no limitation with respect to or arising out of investments in U.S. Government Securities and repurchase agreements with respect thereto, certificates of deposit or the like, bankers' acceptances and bank repurchase agreements.

2.       Neither Fund may engage in arbitrage transactions.



                                       3

SPECIAL RESTRICTIONS AS TO DAVIS GOVERNMENT MONEY MARKET FUND

1. The Fund may not purchase any security which has a maturity date exceeding that prescribed in Rule 2a-7 under the Investment Company
         Act of 1940

2. The Fund may not invest in restricted securities; provided, however, that this restriction shall not apply to repurchase agreements.

3. The Fund may not invest in oil, gas or other mineral exportations or development programs.

SPECIAL RESTRICTIONS AS TO DAVIS FINANCIAL FUND

1. The Fund may not invest less than 25% of its total assets (except investments for temporary defensive periods) in companies principally engaged in each of the banking and financial services industries.
         Companies in the banking industry include U.S. and foreign commercial and industrial banking and savings institutions (including their parent holding companies). Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance and insurance holding companies.

2. Except for companies in the industries identified above, the Fund may not purchase the securities of issues conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would constitute 25% or more of the value of the Fund's total assets, provided that (a) as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries, and
         (b) there is no limitation with respect to or arising out of investments in U.S. Government Securities and repurchase agreements fully collateralized by such Government Securities.

SPECIAL RESTRICTIONS AS TO DAVIS CONVERTIBLE SECURITIES FUND

1. Convertible Securities Fund may not purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would constitute 25% or more of the value of the Fund's total assets, provided that (a) as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries, and (b) there is no limitation with respect to or arising out of investments in U.S. Government Securities and repurchase agreements fully collateralized by such government securities.

SPECIAL RESTRICTIONS AS TO DAVIS REAL ESTATE FUND

1. Real Estate Securities Fund may not purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would constitute 25% or more of the value of the Fund's total assets, provided that (a) as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries, and (b) there is no limitation with respect to or arising out of investments in U.S. Government Securities and repurchase agreements fully collateralized by such government securities or investments in securities of companies in the real estate industry or which own significant amounts of real estate or have products or services relating to the real estate industry.

                     HIGH YIELD, HIGH RISK DEBT SECURITIES

         As discussed in the prospectus, Davis Convertible Securities Fund and Davis Real Estate Fund may invest in certain high yield, high risk securities, commonly referred to as "junk bonds." These lower rated securities are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.
Accordingly, an investment in the Funds may not constitute a complete investment program and may not be appropriate for all investors, or for short term investing.

                                       4

         The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates.
Such lower rated securities also tend to be more sensitive to economic and industry conditions than are higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower rated bonds and the high yield, high risk market may depress the prices for such securities. If the negative factors such as the aforementioned adversely impact the market value of high yield, high risk securities, net asset value will be adversely affected.

         The high yield, high risk bond market comprised a small piece of the general bond market until the middle 1980's when issuance increased dramatically. Since that time the high yield, high risk bond market has experienced only one recessionary environment but never has been exposed to a significant increase in interest rates. During the economic downturn that was experienced, prices of high yield, high risk bonds declined and defaults rose.
Future economic downturns and/or significant increases in interest rates are likely to have a negative effect on the high yield, high risk bond market and consequently on the value of these bonds, as well as increase the incidence of defaults on such bonds.

         High yield, high risk bonds may be issued in a variety of circumstances. Some of the more common circumstances are issuance by corporations in the growth stage of their development, in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yielding, high risk bonds often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the bonds of such issuers generally is greater than is the case with higher rated bonds. For example, during an economic downturn or recession, highly leveraged issuers of high yield, high risk bonds may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yielding bonds because such bonds are generally unsecured and are often subordinated to other creditors of the issuer. The costs associated with recovering principal and interest once a security has defaulted may impact the return to holders of the security. If a Fund experiences unexpectedly large net redemptions, it may be forced to sell high yield, high risk bonds out of the portfolio without regard to the investment merits of such sales. This could decrease the Fund's net assets.
Since some of a Fund's expenses are fixed, this could also reduce the Fund's rate of return.

         The Funds may have difficulty disposing of certain high yield, high risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high yield, high risk bonds, the Company anticipates that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the ability to dispose of particular issues and may also make it more difficult to obtain accurate market quotations or valuations for purposes of valuing a Fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bid prices of such dealers or prices for actual sales. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of high yield, high risk bonds regardless of a fundamental analysis of the investment merits of such bonds. To the extent that a Fund purchases illiquid or restricted bonds, it may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

         Bonds may be subject to redemption or call provisions. If an issuer exercises these provisions when investment rates are declining, the Company will be likely to replace such bonds with lower yielding bonds resulting in a decreased return. Zero coupon, pay-in-kind and deferred interest bonds involve additional special considerations. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Pay-in-kind bonds pay interest in the form of

                                       5

other securities rather than cash. Deferred interest bonds defer the payment of interest to a later date. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds which pay interest in cash throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities are sold. There is no assurance of the value or the liquidity of securities received from pay-in-kind bonds. If the issuer defaults, a Fund may obtain no return at all on its investment. To the extent that a Fund invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to distribute such income to avoid taxation to a Fund, the Fund may have to sell portfolio securities to meet its taxable distribution requirements under circumstances that could be adverse.

         Federal tax legislation limits the tax advantages of issuing certain high yield, high risk bonds. This could have a materially adverse effect on the market for high yield, high risk bonds.

          ADDITIONAL INFORMATION CONCERNING DAVIS GOVERNMENT BOND FUND

         Davis Government Bond Fund will invest in debt securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
For temporary periods, to accommodate inflows of cash awaiting more permanent investment, it may also invest in short-term investments eligible for purchase by Davis Government Money Market Fund. U.S. Government securities include (1)
U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S.
Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as Federal Farm Credit Bank - FFCB), (c) discretionary borrowing authority of the U.S. Government agency or instrumentality (such as Student Loan Marketing Association - SLMA), or (d) the credit of the instrumentality (such as Financing Corporation - FICO).

         The Fund may engage in portfolio trading primarily to take advantage of yield disparities. Examples of some circumstances in which it may employ trading are: (1) shortening the average maturity of the portfolio; (2) lengthening the average maturity of the portfolio; and (3) changing from one bond to an essentially similar bond when their respective prices are distorted due to market factors. However, due to the fact that it is primarily invested in U.S. Government Securities, trading is not an emphasis of the Fund and portfolio turnover is expected to continue to be low.

                       HEDGING OF FOREIGN CURRENCY RISKS

         Davis Growth Opportunity Fund, Davis Financial Fund, Davis Convertible
Securities Fund and Davis Real Estate Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S.
dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives the Funds a futures position in a negotiated currently non-regulated market. The Funds may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S.
dollar price of the security ("transaction hedge"). Additionally, for example, when the Adviser or Sub-Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, the Funds may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency, or when the Adviser or Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency, the Funds may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities
("position hedge"). In this situation the Funds may, in the alternative, enter into a forward contract in respect to a different foreign currency for a fixed
U.S. dollar amount ("cross hedge"). This may be done, for example, where the Adviser or Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Funds are denominated.

                                       6

         Davis Growth Opportunity Fund, Davis Financial Fund, Davis Convertible
Securities Fund and Davis Real Estate Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Funds may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, the Funds would utilize options traded on exchanges where the options are standardized.

         Davis Growth Opportunity Fund, Davis Financial Fund, Davis Convertible
Securities Fund and Davis Real Estate Fund may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts") and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A
"purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the Funds will be traded on U.S. or foreign exchanges or over-the-counter. The Funds will not enter into any futures contracts or options on currency futures contracts if immediately thereafter the aggregate of initial margin deposits on all the outstanding currency futures contracts and premiums paid on outstanding options on currency futures contracts would exceed 5% of the market value of total assets (excluding in such market value any in-the-money amount of any option).

         Davis Growth Opportunity Fund, Davis Financial Fund, Davis Convertible
Securities Fund and Davis Real Estate Fund may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign currencies. The
Funds will not use leverage. These strategies will be used for hedging purposes only. The Funds will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies.
The Funds will not enter into a currency hedging position that exposes it to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Funds will comply with requirements established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if so required, will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The
Fund's custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

         The ability of Davis Growth Opportunity Fund, Davis Financial Fund,
Davis Convertible Securities Fund and Davis Real Estate Fund to dispose of their positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the Funds over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Funds would have to be exercised in order to realize any profit and (ii) the Funds may not be able to sell currencies covering an option written by it until the option expires or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively for the purposes set forth above.

                                       7

         Transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of the Funds as ordinary or capital and the timing and amount of any income or loss to the Funds. This, in turn, could affect the character, timing and amount of distributions by the Funds to shareholders. The Funds may be limited in its foreign currency transactions by tax considerations.

                             REPURCHASE AGREEMENTS

         All of the Funds may engage in repurchase agreement transactions. A repurchase agreement involves a sale of securities to a Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or securities dealer which the Adviser or Sub-Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time.
The repurchase obligation of the seller is, in effect, secured by the underlying securities, which are securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing their rights.
The Funds will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Funds will not enter into a repurchase agreement maturing in more than seven days if it would cause more than 10% of the value of their total assets to be invested in such transactions. Repurchase agreements are not deemed illiquid securities for the purpose of the 10% limitation on illiquid securities.

         The Funds may enter into "tri-party repurchase agreements" either separately or on a joint basis with other Davis or Selected Funds. A tri-party repurchase agreement is an agreement between a Fund, the seller, and a third-party bank. Both the Fund and the seller have accounts with the third-party bank which facilitates the exchange of cash and securities.
Tri-party repurchase agreements are subject to the same risks and the Funds follow the same procedures as apply to regular repurchase agreements.

                          WRITING COVERED CALL OPTIONS

         The Funds other than the Davis Government Money Market Fund may each write covered call options on a portion of their portfolio securities and purchase call options in closing transactions. The investment restrictions provide that such an option may not be written if thereafter the market value of a Fund's portfolio securities subject to options would exceed 10% of the value of such Fund's net assets. The Funds would only write options on securities in their portfolios and would not write options on loaned securities. The Funds will limit income derived from the writing of options that expire in less than three months so as to continue to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code. As a matter of non-fundamental policy, none of the Funds intend to write calls if the market value of portfolio securities subject to such calls would exceed 5% of the value of a Fund's total assets.

         A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, a Fund foregoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised.

         The obligation is terminated upon exercise of the call option, its expiration or when a Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser.
A closing

                                       8

purchase transaction would normally involve payment of a brokerage commission.
During the remaining term of the option, if a Fund cannot enter into a closing purchase transaction, the Fund would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security and if the security is declining in price the Fund would continue to experience such decline.

    FEDERAL TAX ASPECTS OF CERTAIN MORTGAGE REITS FOR DAVIS REAL ESTATE FUND

         Davis Real Estate Fund may invest in real estate investment trusts
("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to Federal income tax. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S.
federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

                             PORTFOLIO TRANSACTIONS

         Davis Selected Advisers, L.P (the "Adviser"), Davis Selected
Advisers-New York ("DSA-NY") and Tanaka Capital Management, Inc. ("Tanaka"), the Sub-Adviser for Davis Growth Opportunity Fund, make investment decisions and arrange for the placement of buy and sell orders and the execution of portfolio transactions for the Company subject to review by the Board of Directors. In this regard, the Adviser, DSA-NY and Tanaka will seek to obtain the most favorable price and execution for the transaction given the size and risk involved. In placing executions and paying brokerage commissions, the Adviser, DSA-NY and Tanaka consider the financial responsibility and reputation of the broker or dealer, the range and quality of the services made available to the Company and the broker's or dealer's professional services, including execution, clearance procedures, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's, DSA-NY's and Tanaka's staff. In accordance with this policy, brokerage transactions may not be executed solely on the basis of the lowest commission rate available for a particular transaction. Research services provided to the Adviser, DSA-NY and Tanaka by or through brokers who effect portfolio transactions may be used in servicing other accounts managed by the Adviser, DSA-NY and Tanaka and likewise research services provided by brokers used for transactions of other accounts may be utilized by the Adviser, DSA-NY and Tanaka in performing services for the Funds. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Funds may be taken into account as a factor in the placement of portfolio brokerage.

         On occasions when the Adviser, DSA-NY or Tanaka deem the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary accounts, the Adviser, DSA-NY or Tanaka may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser, DSA-NY or Tanaka in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely affect a Fund but the Company deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

                                       9

         The Adviser, DSA-NY and Tanaka believe that research from brokers and dealers is desirable, although not essential, in carrying out its functions, in that such outside research supplements the efforts of the Adviser, DSA-NY and Tanaka by corroborating data and enabling them to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain companies, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser, DSA-NY and Tanaka research, at their own expense, each security included in, or being considered for inclusion in, a Fund's portfolio. As any particular research obtained by the Adviser, DSA-NY or Tanaka may be useful to a Fund, the Board of Directors or its Committee on brokerage, in considering the reasonableness of the commissions paid by a Fund, will not attempt to allocate, or require the Adviser, DSA-NY or Tanaka to allocate, the relative costs or benefits of research.

         The Adviser is authorized to place portfolio transactions with Shelby
Cullom Davis & Co., ("SCD") , a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. The total brokerage commissions paid to SCD by all six of the Company's funds during the years ended December
31, 1997 and 1996 were $30,714 and $1,572 respectively. During the year ended
December 31, 1997 these commission represented 4.69% of total commissions paid and 6.70% of the Company's aggregate dollar amount of transactions involving the payment of commissions.

         With respect to Davis Growth Opportunity Fund, for the years ended
December 31, 1997, 1996 and 1995 brokerage commissions amounted to $44,081,
$14,490, and $40,769, respectively.

         With respect to Davis Financial Fund, for the year ended December 31, 1997, brokerage commissions amounted to $250,113 of which $249,513 was paid to brokers who provided research as well as execution and $600 was paid to brokers who sold shares of the Fund as well as provided research and execution. With respect to the year ended December 31, 1996, brokerage commissions amounted to $58,435, of which $46,501 was paid to brokers who provided research as well as execution and $11,934 was paid to brokers who sold shares of the Fund as well as provided research and execution. During the year ended December 31, 1995, brokerage commissions amounted to $76,406 of which $73,706 was paid to brokers who provided research as well as execution and $2,700 was paid to brokers who sold shares of the Fund as well as provided research and execution.

         With respect to Davis Convertible Securities Fund, for the year ended
December 31, 1997, brokerage commissions amounted to $68,913, all of which was paid to brokers who provided research as well as execution. During the year ended December 31, 1996, brokerage commissions amounted to $58,057, of which $49,571, was paid to brokers who provided research as well as execution and $8,486 was paid to brokers who sold shares of the Fund, as well as provided research and execution. During the year ended December 31, 1995, brokerage commissions amounted to $71,218, of which $66,436, was paid to brokers who provided research as well as execution and $4,782 was paid to brokers who sold shares of the Fund, as well as provided research and execution.

         With respect to Davis Real Estate Fund, for the one year ended
December 31, 1997, brokerage commissions amounted to $291,541, all of which was paid to brokers who provided research as well as execution. During the year ended December 31, 1996, brokerage commissions amounted to $49,848, of which $41,208, was paid to brokers who provided research as well as execution and $8,640 was paid to brokers who sold shares of the Fund as well as provided research and execution. During the year ended December 31, 1995, brokerage commissions amounted to $54,514, of which $51,394 was paid to brokers who provided research as well as execution and $3,120 was paid to brokers who sold shares of the Fund as well as provided research and execution.

         Davis Government Bond Fund and Davis Government Money Market Fund have not paid brokerage commissions during any of these fiscal years. Generally, securities for these Funds are purchased from and sold to securities dealers on a principal basis without commissions. Such transactions may involve profit to the dealer involved.


                                      10

                             DIRECTORS AND OFFICERS

         The names and addresses of the directors and officers of the Company are set forth below, together with their principal business affiliations and occupations for the last five years. The asterisk following the names of Christopher C. Davis, Andrew A. Davis and Jeremy H. Biggs indicates that they are considered to be "interested persons" of the Company, as defined in the Investment Company Act. As indicated below, certain directors and officers of the Company hold similar positions with the following funds that are managed by the Adviser: Davis New York Venture Fund, Inc., Davis High Income Fund, Inc.,
Davis Tax-Free High Income Fund, Inc. and Davis International Series, Inc.
(collectively the "Davis Funds").

WESLEY E. BASS, JR. (8/21/31), 710 Walden Road, Winnetka, IL 60093. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; President, Bass & Associates (a financial consulting firm); formerly,
First Deputy City Treasurer, City of Chicago, and Executive Vice President,
Chicago Title and Trust Company.

JEREMY H. BIGGS (8/16/35),* Two World Trade Center, 94th Floor, New York, NY
10048. Director and Chairman of the Company and each of the Davis Funds;
Director of the Van Eck Funds; Consultant to the Adviser. Vice Chairman, Head of Equity Research Department, Chairman of the U.S. Investment Policy Committee and member of the International Investment Committee of Fiduciary Trust Company
International.

MARC P. BLUM (9/9/42), 233 East Redwood Street, Baltimore, MD 21202. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chief Executive Officer, World Total Return Fund, L.P.; Member, Gordon,
Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Director,
Mid-Atlantic Realty Trust.

EUGENE M. FEINBLATT (10/28/19), 233 East Redwood Street, Baltimore, MD 21202.
Director of the Company and each of the Davis Funds except Davis International
Series, Inc.; of Counsel, Gordon, Feinblatt, Rothman, Hoffberger and Hollander,
LLC (attorneys).

JERRY D. GEIST (5/23/34), 931 San Pedro Dr. S.E., Albuquerque, NM 87108.
Director of the Company and each of the Davis Funds except Davis International
Series, Inc.; Chairman, Santa Fe Center Enterprises; President and Chief
Executive Officer, Howard Energy International Utilities; Director, CH2M-Hill,
Inc.; Retired Chairman and President, Public Service Company of New Mexico.

D. JAMES GUZY (3/7/36), 508 Tasman Drive, Sunnyvale, CA 94089. Director of the
Company and each of the Davis Funds except Davis International Series, Inc.;
Chairman, PLX Technology, Inc. (a manufacturer of semi-conductor circuits);
Director, Intel Corp. (a manufacturer semi-conductor circuits), Cirrus Logic
Corp. (a manufacturer of semi-conductor circuits) and Alliance Technology Fund
(a mutual fund).

G. BERNARD HAMILTON (3/18/37), Avanti Partners, P.O. Box 1119, Richmond, VA
23218. Director of the Company and each of the Davis Funds; Managing General
Partner, Avanti Partners, L.P.

LEROY E. HOFFBERGER (6/8/25), The Exchange - Suite 215, 1112 Kenilworth Drive,
Towson, MD 21204. Director of the Company and each of the Davis Funds except
Davis International Series, Inc.; of Counsel to Gordon, Feinblatt, Rothman,
Hoffberger and Hollander, LLC (attorneys); Chairman, Mid-Atlantic Realty Trust;
Director and President, CPC, Inc. (a real estate company); Director and Vice
President, Merchant Terminal Corporation; formerly, Director of Equitable
Bancorporation, Equitable Bank and Maryland National Bank, and formerly,
Director and President, O-W Fund, Inc. (a private investment fund).

LAURENCE W. LEVINE (4/9/31), c/o Bigham Englar Jones & Houston, 14 Wall Street,
21st, Floor, New York, NY 10005-2140. Director of the Company and each of the
Davis Funds except Davis International Series, Inc.; Partner, Bigham, Englar,
Jones and Houston (attorneys); United States Counsel to Aerolineas Argentina;
Director, various private companies.


                                      11

CHRISTIAN R. SONNE (5/6/30), P.O. Box 777, Tuxedo Park, NY 10987. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; General Partner of Tuxedo Park Associates (a land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation
(a private investment fund) until 1990; formerly, Vice President of Goldman
Sachs & Company (investment banker).

SHELBY M.C. DAVIS (3/20/37), 4135 North Steers Head Road, Jackson Hole, WY
83001. President of the Company and each of the Davis Funds; President of Selected American Shares, Inc., Selected Special Shares, Inc. and Selected
Capital Preservation Trust; Director, Chairman and Chief Executive Officer,
Venture Advisers, Inc.; Director, Davis Selected Advisers-NY, Inc.; Employee of
Capital Ideas, Inc. (financial consulting firm); Consultant to Fiduciary Trust
Company International; Director, Shelby Cullom Davis Financial Consultants,
Inc.

ANDREW A. DAVIS (6/25/63),* 124 East Marcy Street, Santa Fe, NM 87501. Director and Vice President of the Company and each of the Davis Funds (except Davis
International Series, Inc.), Selected American Shares, Inc., Selected Special
Shares, Inc. and Selected Capital Preservation Trust; Director and President,
Venture Advisers, Inc.; Director and Vice President, Davis Selected
Advisers-NY, Inc.; Consultant to Shelby Cullom Davis & Co.; Consultant to
Capital Ideas, a private financial consultant. Former Vice President and head of convertible security research, PaineWebber, Incorporated.

CHRISTOPHER C. DAVIS (7/13/65),* 609 Fifth Ave, New York, NY 10017. Director and Vice President of the Company and each of the Davis Funds; Selected
American Shares, Inc., Selected Special Shares, Inc. and Selected Capital
Preservation Trust; Director, Vice Chairman, Venture Advisers, Inc.; Director,
Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; employee of
Shelby Cullom Davis & Co., a registered broker/dealer; Director, Rosenwald,
Roditi and Company, Ltd., an offshore investment management company.

KENNETH C. EICH (8/14/53), 124 East Marcy Street, Santa Fe, NM 87501. Vice
President of the Company and each of the Davis Funds, Selected American Shares,
Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust;
Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected
Advisers-NY, Inc.; President, Davis Distributors, L.L.C. Former President and
Chief Executive Officer of First of Michigan Corporation. Former Executive Vice
President and Chief Financial Officer of Oppenheimer Management Corporation.

CAROLYN H. SPOLIDORO (11/19/52), 124 East Marcy Street, Santa Fe, NM 87501.
Vice President of the Company and each of the Davis Funds; Vice President,
Venture Advisers, Inc.

EILEEN R. STREET (3/11/62), 124 East Marcy Street, Santa Fe, NM 87501. Vice
President, Treasurer and Assistant Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and
Selected Capital Preservation Trust; Senior Vice President and Chief Financial
Officer, Venture Advisers, Inc.; Vice President, Treasurer, and Assistant
Secretary, Davis Selected Advisers-NY, Inc.; Senior Vice President, Treasurer, and Assistant Secretary, Davis Distributors, L.L.C.

SHARRA L. REED (9/25/66), 124 East Marcy Street, Santa Fe NM 87501. Assistant
Treasurer and Assistant Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected
Capital Preservation Trust; Vice President of Venture Advisers, Inc. Former
Unit Manager with Investors Fiduciary Trust Company.

THOMAS D. TAYS (3/7/57), 124 East Marcy Street, Santa Fe NM 87501.Vice
President and Secretary of the Company and each of the Davis Funds, Selected
American Shares, Inc. Selected Special Shares, Inc. and Selected Capital
Preservation Trust. Vice President and Secretary, Venture Advisers, Inc., Davis
Selected Advisers-NY, Inc., and Davis Distributors, L.L.C. Former Vice
President and Special Counsel of U.S. Global Investors, Inc.

SHELDON R. STEIN (11/29/28), 30 North LaSalle Street, Suite 2900, Chicago, IL
60602, Assistant Secretary of the Company and each of the Davis Funds, Selected
American Shares, Inc., Selected Special Shares, Inc. and Selected Capital
Preservation Trust; Partner D'Ancona & Pflaum, the Company's legal counsel.

                                      12

ARTHUR DON (9/24/53), 30 North LaSalle Street, Suite 2900, Chicago, IL 60602,
Assistant Secretary of the Company and each of the Davis Funds, Selected
American Shares, Inc., Selected Special Shares, Inc. and Selected Capital
Preservation Trust; Partner D'Ancona & Pflaum, the Company's legal counsel.

         The Company does not pay salaries to any of its officers. The Adviser performs certain services on behalf of the Company and is reimbursed by the Company for the costs of providing these services. See "Investment Advisory
Services."

                        DIRECTORS' COMPENSATION SCHEDULE

         During the fiscal year ended December 31, 1997, the compensation paid to the directors who are not considered to be interested persons of the Company was as follows:

                                AGGREGATE COMPANY              TOTAL
                NAME               COMPENSATION         COMPLEX COMPENSATION*
                ----               ------------         ---------------------
Wesley E. Bass                      $10,980                  $31,675
Marc P. Blum                         10,300                   29,400
Eugene M. Feinblatt                   9,200                   26,500
Jerry D. Geist                       10,200                   29,050
D. James Guzy                        10,350                   29,550
G. Bernard Hamilton                  10,250                   33,200
LeRoy E. Hoffberger                  10,300                   29,350
Laurence W. Levine                   10,300                   29,350
Christian R. Sonne                   10,300                   29,400
**Edwin R. Werner                    10,250                   29,200

* Complex compensation is the aggregate compensation paid, for services as a Director, by all mutual funds with the same investment adviser.

** Mr. Werner retired from the Board of Directors effective 12/31/97.

                       CERTAIN SHAREHOLDERS OF THE FUNDS

         As of April 17, 1998, officers and directors owned the following percentages of each Class of shares issued by the Funds

                                     Class A   Class B    Class C   Class Y
Davis Growth Opportunity Fund         2.233%     *          *          *
Davis Government Bond Fund            0.618%     *          *          *
Davis Government Money Market Fund   10.111%     *          *          *
Davis Financial Fund                  4.426%     *          *          *
Davis Convertible Securities Fund     3.239%     *          *          *
Davis Real Estate Fund                3.130%     *          *          *


         * indicates that officers and directors owned less than 1% of the outstanding shares of the indicated Class of shares.

         The following information sets forth as of April 17, 1998 the name and holdings of each person known by the Company to be a record owner of 5% or more of the specified Classes of shares issued by the Funds.



                                      13

CLASS A SHARES

                                               NUMBER OF       PERCENT OF CLASS
NAME AND ADDRESS                               SHARES OWNED       OUTSTANDING
----------------                               ------------       -----------
DAVIS GOVERNMENT MONEY MARKET FUND

Shelby Cullom Davis & Co.                   344,180,403.610          74.47%
Investment #3
609 5th Avenue, 11th Floor
New York, NY  10017-1021

Christopher C. Davis                         34,007,876.630           7.36%
9 East 81st Street
New York, NY  10028-0205

DAVIS FINANCIAL FUND

Shelby Cullom Davis & Co.                     2,767,895.176          19.02%
Investment #3
609 5th Avenue, 11th Floor
New York, NY  10017-1021

Merrill Lynch Pierce Fenner & Smith           1,348,450.619           9.26%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS CONVERTIBLE SECURITIES FUND

Shelby Cullom Davis & Co.                       908,229.986          16.47%
Investment #3
609 5th Avenue, 11th Floor
New York, NY  10017-1021

Charles Schwab and Co., Inc.                    340,594.942           6.18%
Special Custody Account
For the Benefit of its Customers
101 Montgomery Street
San Francisco, CA  94104-4122

The Bank of New York, TRS for                   300,000.000           5.44%
Shelby Cullom Davis
FBO the Bank of New York as Pledgee
On Wall Street
New York, NY  10005-2501

DAVIS REAL ESTATE FUND

Charles Schwab and Co., Inc.                  1,011,412.535           12.54%
101 Montgomery St.
San Francisco, CA 94104-4122


                                      14


Merrill Lynch Pierce Fenner & Smith             597,035.804            7.40%
Mutual Fund Operations
4800 Deerlake Dr. East, 3rd Floor
Jacksonvill,  FL  32264-6484

Prudential Securities, Inc.                     459,252.853            5.69%
Attn: Mutual Funds
One New York Plaza
New York, NY  10004-1902

CLASS B SHARES

DAVIS FINANCIAL FUND

Merrill Lynch Pierce Fenner & Smith           4,323,919.098           38.11%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

DAVIS GOVERNMENT BOND FUND

Merrill Lynch Pierce Fenner & Smith             239,048.711           11.24%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

DAVIS GROWTH OPPORTUNITY FUND

Merrill Lynch Pierce Fenner & Smith             208,390.241            7.29%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

DAVIS CONVERTIBLE SECURITIES FUND

Merrill Lynch Pierce Fenner & Smith             912,467.810           31.05%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

DAVIS REAL ESTATE FUND

Merrill Lynch Pierce Fenner & Smith           1,625,950.605           25.87%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

CLASS C SHARES

DAVIS GOVERNMENT MONEY MARKET FUND

State Street Bank & Trust Co.                   195,542.25             9.82%
Cust. for the Rollover IRA of
Jay V. Caldwell
120 Tam Oshanter Drive
Blythewood, SC  29016-9456


                                      15


DAVIS FINANCIAL FUND

Merrill Lynch Pierce Fenner & Smith             961,562.711           50.39%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

DAVIS CONVERTIBLE SECURITIES FUND

Merrill Lynch Pierce Fenner & Smith             283,589.357           39.14%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Gary A. Ruben, Inc.                              37,314.878            5.15%
Money Purchase Pension Plan
931 E 86th Street, Ste. 206
Indianapolis, IN  46240-1852

DAVIS GOVERNMENT BOND FUND

Merrill Lynch Pierce Fenner & Smith              52,851.571           47.66%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Arleen E. Girdner                                32,226.588           29.06%
Kenneth J. Schuck, TRS
Arleen E. Girdner Living Trust
DTD 5/10/94
40 Autumn Dr., Apt. 231
Slingerlands, NY  12159-9346

Donaldson Lufkin Jenrette                         7,072.427            6.38%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

DAVIS GROWTH OPPORTUNITY FUND

Merrill Lynch Pierce Fenner & Smith              39,504.429           22.57%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

DAVIS REAL ESTATE FUND

Merrill Lynch Pierce Fenner & Smith             277,029.884           32.72%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL  32246-6484




                                      16


CLASS Y SHARES

DAVIS FINANCIAL FUND

Merrill Lynch Pierce Fenner & Smith             260,868.558           97.74%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS CONVERTIBLE SECURITIES FUND

Naidot & Co.                                  1,402,052.465           93.75%
c/o Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ  07095

Merrill Lynch Pierce Fenner & Smith              89,240.771            5.97%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS GROWTH OPPORTUNITY FUND

Merrill Lynch Pierce Fenner & Smith               5,983.378          100.00%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS REAL ESTATE FUND

Naidot & Co.                                  1,022,597.132           90.08%
c/o Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ  07095

Merrill Lynch Pierce Fenner & Smith              83,230.314            7.33%
Mutual Fund Operations
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484





                                      17


                          INVESTMENT ADVISORY SERVICES

         Davis Selected Advisers, L.P. serves as investment adviser for each of the Funds pursuant to an Advisory Agreement adopted in accordance with the requirements of the Investment Company Act. Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Company's Board of Directors, provides management and investment advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as are requested by the Board of Directors. The
Funds bear all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of tax returns, financial reports to regulatory authorities, dividend determinations and transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state laws. Expenses not specifically allocable to a particular Fund are allocated among the Company's Funds in proportion to their respective net assets.

         Tanaka Capital Management, Inc. serves as the Sub-Adviser of Davis
Growth Opportunity Fund under the Sub-Advisory Agreement. The Company pays no fees directly to the Sub-Adviser. The Sub-Adviser receives from the Adviser a reallowed portion of its advisory fee equal to 0.30% of the first $100 million of the Davis Growth Opportunity Fund's annual average net asset and 0.25% of such Fund assets over $100 million with a minimum annual fee of $100,000.
However, the Sub-Adviser's fees on Fund assets over $100 million may not exceed one-third of the fees paid to the Adviser from the Davis Growth Opportunity
Fund.

         The Manager has entered into a Sub-Advisory Agreement with its wholly-owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY"). DSA-NY performs research and other services for the funds on behalf of the Manager.
Under the Sub-Advisory Agreement with DSA-NY, the Manager pays all of DSA-NY's direct and indirect costs of operations. All the fees paid to DSA-NY are paid by the Manager and not the funds.

         The Davis Government Bond Fund pays the Adviser a fee at the annual rate of 0.50% of total net assets. For the Adviser's services, the Funds each pay the Adviser a monthly fee at an annual rate based on average net assets, as follows: 0.75% on the first $250 million of average net assets; 0.65% on the next $250 million of average net assets; and 0.55% on average net assets in excess of $500 million. Davis Government Money Market Fund pays the Adviser
0.50% on the first $250 million of average net assets; 0.45% on the next $250 million of average net assets; and 0.40% on average net assets in excess of $500 million. The aggregate advisory fees paid by Davis Growth Opportunity Fund to the Adviser for the years ended December 31, 1997, 1996 and 1995 were $660,606, $465,709, and $413,012, respectively. The aggregate advisory fees paid by Davis Government Bond Fund to the Adviser for the years ended December
31, 1997, 1996 and 1995 were $144,614, $200,005, and $283,797, respectively.
The aggregate advisory fees paid by Davis Government Money Market Fund to the Adviser for the years ended December 31, 1997, 1996 and 1995 were $2,085,736,
$1,825,917, and $1,480,642, respectively. The aggregate advisory fees paid by Davis Financial Fund to the Adviser for the years ended December 31, 1997, 1996 and 1995 were $1,930,789, $700,862, and $516,765, respectively. The aggregate advisory fees paid by Davis Convertible Securities Fund to the Adviser the years ended December 31, 1997, 1996 and 1995 were $800,976, $494,195, and
399,922, respectively. The aggregate amount of advisory fees paid by Davis Real
Estate Fund to the Adviser for the years ended December 31, 1997, 1996 and 1995 were $1,217,004, $286,302, and $197,296 respectively.

         For Davis Growth Opportunity Fund, the reimbursable costs for certain accounting and administrative services for the years ended December 31, 1997, 1996 and 1995 were $17,835, $15,996, and $15,498, respectively. The reimbursable costs for qualifying the Fund's shares for sale with state agencies for years ended December 31, 1997, 1996 and 1995 were $9,996, $9,000, and $8,250, respectively. The reimbursable costs for providing shareholder services for the years ended December 31, 1997, 1996 and 1995 were $5,963, $6,058, and $8,713, respectively.

         For Davis Government Bond Fund, the reimbursable costs for certain accounting and administrative services for years ended December 31, 1997, 1996 and 1995 were $11,665, $17,004, and $17,004, respectively. The reimbursable costs for qualifying the Fund's shares for sale with state agencies for the years ended December 31, 1997, 1996 and 1995 were $9,996, $9,000, and $8,250, respectively. The reimbursable costs for providing shareholder services for the years ended December 31, 1997, 1996 and 1995 were $14,364, $4,291, and $7,567, respectively.

                                      18



         For Davis Government Money Market Fund, the reimbursable costs for certain accounting and administrative services for the years ended December 31, 1997, 1996 and 1995 were $27,086, $12,000, and $11,499, respectively. The reimbursable costs for qualifying the Fund's shares for sale with state agencies for the years ended December 31, 1997, 1996 and 1995 were $9,996, $9,000, and $8,250, respectively. The reimbursable costs for providing shareholder services for the years ended December 31, 1997, 1996 and 1995 were $19,072, $12,905, and $11,580, respectively.

         For Davis Financial Fund, the reimbursable costs for certain accounting and administrative services for the years ended December 31, 1997, 1996 and 1995 were $18,543, $15,996, and $13,998, respectively. The reimbursable costs for qualifying such Fund's shares for sales with state agencies for the years ended December 31, 1997, 1996 and 1995 were $9,996, $9,000, and $8,250, respectively. The reimbursable costs for providing shareholder services for the years ended December 31, 1997, 1996 and 1995 were $22,076, $4,328, and $3,276, respectively.

         For Davis Convertible Securities Fund, the reimbursable costs for certain accounting and administrative services for the years ended December 31, 1997, 1996 and 1995 were $20,414, $15,996, and $13,998, respectively. The reimbursable costs for qualifying such Fund's shares for sale with state agencies for the years ended December 31, 1997, 1996 and 1995 were $9,996, $9,000, and $8,250, respectively. The reimbursable costs for providing shareholder services for the years ended December 31, 1997, 1996 and 1995 were $6,557, $1,421, and $1,284 respectively.

         For Davis Real Estate Fund, the reimbursable costs for certain accounting and administrative services for the years ended December 31, 1997, 1996 and 1995 were $21,418, $12,000, and $11,001 respectively. The reimbursable costs for qualifying such Fund's shares for sale with state agencies for the years ended December 31, 1997, 1996 and 1995 were $9,996, $9,000, and $8,250 respectively and the reimbursable costs for providing shareholder services for such period were $15,130, $2,702, and $1,992 respectively.

         The Advisory Agreement also make provisions for portfolio transactions and brokerage policies of the Funds which are discussed above under "Portfolio
Transactions."

         In accordance with the provisions of the Investment Company Act, the Advisory Agreement will terminate automatically upon assignment and is subject to cancellation upon 60 days written notice by the Company's Board of Directors or by vote of the Funds' shareholders or by the Adviser. The continuance of the Agreement with respect to any Fund must be approved at least annually by the Company's Board of Directors or by the vote of holders of a majority of the outstanding shares of that Fund. In addition, any new agreement or the continuation of the existing agreement must be approved by a majority of directors who are not parties to the agreement or interested persons of any such party.

         The Adviser and the Sub-Adviser for the Davis Growth Opportunity Fund have each adopted a Code of Ethics which regulate the personal securities transactions of the Adviser's and the Sub-Adviser's investment personnel and other employees and affiliates with access to information regarding securities transactions of the Funds. Both Codes of Ethics require investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the firm's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which a Fund has a pending buy or sell order, (ii) which a Fund is considering buying or selling, or (iii) which a Fund purchased or sold within seven calendar days. DSA-NY has adopted a code of ethics that is identical to the Adviser's Code of Ethics.

                                   CUSTODIAN

         The Custodian of the Company's assets is State Street Bank and Trust
Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts
02171. The Custodian maintains all of the instruments representing the investments of the Company and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Company assets in payment of Company expenses, pursuant to instructions of officers or resolutions of the Board of Directors.

                                      19

                                    AUDITORS

         The Company's auditors are KPMG Peat Marwick, 707 17th St. Suite 2300,
Denver, Colorado 80202. The audit includes examination of annual financial statements furnished to shareholders and filed with the Securities and Exchange
Commission, consultation on financial accounting and reporting matters, and meeting with the Audit Committee of the Board of Directors. In addition, the auditors review federal and state income tax returns and related forms.

                        DETERMINING THE PRICE OF SHARES

         The Company does not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, Martin Luther King, Jr. Day, President's Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

         Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders for Fund shares. The Company will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the net asset value next computed after such acceptance. Such order may be transmitted to the Company or its agents several hours after the time of the acceptance and pricing.

                       REDUCTION OF CLASS A SALES CHARGE

         There are a number of ways to reduce the sales charge imposed on the purchase of the Company's Class A shares, as described below. These reductions are based upon the fact that there is less sales effort and expense involved in respect to purchases by affiliated persons and purchases made in large quantities.

         FAMILY OR GROUP PURCHASES. Certain purchases made by or for more than one person may be considered to constitute a single purchase, including (i) purchases for family members, including spouses and children under 21, (ii) purchases by trust or other fiduciary accounts and purchases by Individual
Retirement Accounts for employees of a single employer and (iii) purchases made by an organized group of persons, whether incorporated or not, if the group has a purpose other than buying shares of mutual funds. For further information on group purchase reductions, contact the Adviser or your dealer.

         STATEMENTS OF INTENTION. Another way to reduce the sales charge is by signing a Statement of Intention. A Statement is included in the Application
Form included in the Prospectus. Please read it carefully before completing it.

         If you enter into a Statement of Intention you (or any "single purchaser") may state that you intend to invest at least $100,000 in a Fund's
Class A shares over a 13-month period. The amount you say you intend to invest may include Class A shares which you already own, valued at the offering price, at the end of the period covered by the Statement. A Statement may be backdated up to 90 days to include purchases made during that period, but the total period covered by the Statement may not exceed 13 months.

         Shares having a value of 5% of the amount you state you intend to invest will be held "in escrow" to make sure that any additional sales charges are paid. If any Fund's Class A shares are in escrow pursuant to a Statement and such shares are exchanged for shares of another Davis Fund, the escrow will continue with respect to the acquired shares.

         No additional sales charge will be payable if you invest the amount you have indicated. Each purchase under a Statement will be made as if you were buying at one time the total amount indicated. For example, if you indicate that you intend to invest $100,000, you will pay a sales charge of 3-1/2% on each purchase.

                                      20

         If you buy additional amounts during the period to qualify for an even lower sales charge, you will be charged such lower charge. For example, if you indicate that you intend to invest $100,000 and actually invest $250,000, you will, by retroactive adjustment, pay a sales charge of 2-1/2%.

         If during the 13-month period you invest less than the amount you have indicated, you will pay an additional sales charge. For example, if you state that you intend to invest $250,000 and actually invest only $100,000, you will, by retroactive adjustment, pay a sales charge of 3-1/2%. The sales charge you actually pay will be the same as if you had purchased the shares in a single purchase.

         A Statement does not bind you to buy, nor does it bind the Adviser to sell, the shares covered by the Statement.

         RIGHTS OF ACCUMULATION. Another way to reduce the sales charge is under a right of accumulation. This means that the larger purchase entitled to a lower sales charge need not be in dollars invested at one time. The larger purchases that you (or any "single purchaser") make at any one time can be determined by adding to the amount of a current purchase the value of a Fund's shares (at offering price) already owned by you.

         For example, if you owned $100,000 worth (at offering price) of Davis
Growth Opportunity Fund's Class A shares and invest $5,000 in new shares, the sales charge on that $5,000 investment would be 3-1/2%, not 4-3/4%.

         If you claim this right of accumulation, you or your dealer must so notify the Adviser (or State Street, if the investment is mailed to State
Street) when the purchase is made. Enough information must be given to verify that you are entitled to such right.

         COMBINED PURCHASES WITH OTHER DAVIS FUNDS. Your ownership or purchase of Class A shares of other Davis Funds, including Davis New York Venture Fund,
Davis Growth & Income Fund, Davis High Income Fund, Davis Tax-Free High Income
Fund, Davis International Series, Inc. and each of the Funds in Davis Series
Inc. may also reduce your sales charges in connection with the purchase of the Company's Class A shares. This applies to all three situations for reduction of sales charges discussed above.

          If a "single purchaser" decides to buy the Class A shares of any Davis Fund as well as Class A shares of any of the other Davis Funds (other than shares of Davis Government Money Market Fund) at the same time, these purchases will be considered a single purchase for the purpose of calculating the sales charge. For example, a single purchaser can invest at the same time
$100,000 in Davis Growth Opportunity Fund's Class A shares and $150,000 in the
Class A shares of Davis High Income Fund, Inc. and pay a sales charge of 2-1/2%, not 3-1/2%.

         Similarly, a Statement of Intention for a Fund's Class A shares and for the Class A shares of the other Davis Funds (other than Davis Government
Money Market Fund) may be aggregated. In this connection, the Fund's Class A shares and the Class A shares of the other Davis Funds which you already own, valued at the current offering price at the end of the period covered by your Statement of Intention, may be included in the amount you have stated you intend to invest pursuant to your Statement.

         Lastly, the right of accumulation applies also to the Class A, Class B and Class C shares of the other Davis Funds (other than Davis Government Money
Market Fund) which you own. Thus, the amount of current purchases of a Fund's
Class A shares which you make may be added to the value of the Class A shares of the other Davis Funds (valued at their current offering price) already owned by you in determining the applicable sales charge. For example, if you owned
$100,000 worth of shares of Davis High Income Fund, Inc. and Davis Financial
Fund and Davis Convertible Securities Fund, (valued at the applicable current offering price) and invest $5,000 in Davis Growth Opportunity Fund's shares, the sales charge on your investment would be 3-1/2%, not 4-3/4%.

         In all the above instances where you wish to claim this right of combining the shares you own of the other Davis Funds, you or your dealer must notify the Distributor (or State Street, if the investment is mailed to State
Street) of the pertinent facts. Enough information must be given to permit verification as to whether you are entitled to a reduction in sales charges.

         ISSUANCE OF SHARES AT NET ASSET VALUE. There are many situations where the sales charge will not apply to the purchase of Class A shares, as discussed in the Prospectus. In addition, the Company occasionally may be

                                      21

provided with an opportunity to purchase substantially all the assets of a public or private investment company or to merge another such company into the Company. This offers the Company the opportunity to obtain significant assets.
No dealer concession is involved. It is industry practice to effect such transactions at net asset value as it would adversely affect the Company's ability to do such transactions if the Company had to impose a sales charge.

                       SPECIAL DISTRIBUTION ARRANGEMENTS

         Class B shares of the Funds are made available to Retirement Plan
Participants such as 401K or 403B Plans at NAV with the waiver of contingent deferred sales charge (CDSC) if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan sponsor signs the Merrill Lynch
         Recordkeeping Service Agreement, the Plan has less than $3 million in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract o alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Davis mutual funds convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion. The Fund may make similar exceptions for other financial institutions sponsoring or administering similar benefit plans.

         Under a program with Prudential Bache Securities, Inc. ("PruArray"), the Distributor will not advance a 1% commission at the time Class C shares are purchased, no CDSC is assessed and the entire 12b-1 fee is paid directly to PruArray. Class C shares of the Davis New York Venture Fund, Inc. are made available to PruArray Retirement Plan Participants, such as 401(k) Plans, at
NAV with the waiver of contingent deferred sales charge (CDSC).

                          DISTRIBUTION OF FUND SHARES

         Davis Distributors, LLC (the 'Distributor) acts as principal underwriter of the shares of each of the Funds on a continuing basis Pursuant to a Distributing Agreement. Prior to June 1, 1997, the Adviser served as underwriter for the funds. Pursuant to such Agreement, the Distributor pays for all expenses in connection with the preparation, printing and distribution of advertising and sales literature for use in offering the Funds' shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for prospectuses in excess of those which the Company must file with the Securities and Exchange Commission or those forwarded to existing shareholders. The continuation and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.

         The following sales charges (which the Funds do not pay) were paid to the Distributor or its predecessor with respect to Class A shares. With respect to Davis Financial Fund, for the years ended December 31, 1997, 1996 and 1995, the Distributor received total sales charges of $3,657,273, $167,334, and $81,236, respectively, of which $3,081,777, $134,887, and $68,404, respectively, were reallowed to investment dealers. With respect to Davis
Convertible Securities Fund, for the years ended December 31, 1997, 1996, and
1995, the Distributor received total sales charges of $691,313, $52,343, and $41,669, respectively, of which $583,729, $41,837, and $32,782, respectively, were reallowed to investment dealers. With respect to Davis Real Estate Fund, for the years ended December 31, 1997, 1996 and 1995, the Distributor received total sales charges of $2,339,674, $317,436, and $16,112, respectively, of which $1,973,114, $262,083, and $13,561 were reallowed to investment dealers.
For the

                                      22

year ended December 31, 1997, the Distributor received $442,713 and $39,183, respectively, from commissions earned on sales of Class A shares of Davis Growth Opportunity Fund and Davis Government Bond Funds of which $376,768 and $33,094, respectively, were reallowed to investment dealers.

         In addition, each of the Funds have Distribution Plans adopted pursuant to Rule 12b-1 under the Investment Company Act as described in the prospectus. See "Distribution Plans."

         The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Fund's Independent Directors or a majority of the Fund's outstanding shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plans. The Distribution Plans may be amended provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Presently, Rule 12b-1 requires, among other procedures, that it be continued only if a majority of the Independent Directors approve continuation at least annually and that amendments materially increasing the amount to be spent for distribution be approved by the Independent Directors and the shareholders. As long as the Distribution Plans are in effect, the Fund must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.

         The following commissions were paid to the Distributor or its predecessor, with respect to Davis Growth Opportunity Fund and Davis Government
Bond Fund under the Class B Distribution Plans. With respect to Davis Growth
Opportunity Fund, for the years ended December 31, 1997 1996 and 1995, the
Distributor received commissions of $368,796, $277,701 and $270,982, respectively. $759,851, $165,409 and $134,428, respectively, was paid to dealers. With respect to Davis Government Bond Fund, for years ended December
31, 1997, 1996 and 1995, respectively, the Distributor received commissions of $89,889, $104,536, and $126,585, respectively. $70,777, $56,774 and $50,420, respectively, was paid to dealers.

         Also, during the year ended December 31, 1997, Class B shares of the Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate
Fund made distribution plan payments which included commissions of $580,951, $87,537 and $415,127, respectively.

         The Distributor intends to seek payment from Class B shares of the Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial
Fund, Davis Convertible Securities Fund and Davis Real Estate Fund in the amounts of $585,849, $416,424, $6,274,938, $1,233,089 and $3,704,502,
respectively, representing the cumulative commissions earned by the Distributor on the sale of the Funds' Class B shares reduced by cumulative commissions paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders.

         With respect to shares of Davis Government Money Market Fund, for the years ended December 31, 1996 and 1995, the Adviser paid $3,507 and $11,871, respectively, to qualified dealers out of its own resources, as provided in the current Distribution Plan.

         It is contemplated that, pursuant to the Plans, payments will be made to a registered investment adviser to be owned and managed, in part, by members of the immediate family of LeRoy E. Hoffberger, an independent director of the company. These payments will be made in connection with shareholder services provided by that investment adviser to its clients that are shareholders of the fund (which include, among others, Mr. Hoffberger and members of his immediate family and trusts of which they are beneficiaries or trustees), the cost of which had previously been borne by the clients. Mr. Hoffberger will not have any ownership interest in or control the investment adviser.

                                PERFORMANCE DATA

         Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Funds' portfolio. Average annual total return is calculated separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                      23

                           P(1+T)n = ERV

                  Where:   P = hypothetical initial payment of $1,000

*                          T = average annual total return

                           n = number of years

                           ERV = ending redeemable value of initial payment

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

Davis Growth Opportunity Fund average annual total return with respect to Class
A, B, C, and Y shares for the periods ended December 31, 1997:


            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     21.66%      -       -       26.37% (12/1/94)
Class B     23.82%    17.09%  16.13%          -
Class C       -         -       -       (  6.53)% (8/15/97)
Class Y       -         -       -       (10.98)% (9/18/97)

Davis Financial Fund average annual total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:

            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     37.67%    24.46%    -       26.84% (5/1/91)
Class B     40.25%      -       -       39.65% (12/27/94)
Class C       -         -       -       8.45% (8/12/97)
Class Y       -         -       -       28.66% (3/10/97)

Davis Convertible Securities Fund average annual total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:


            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     22.56%    17.07%    -       17.41% (5/1/92)
Class B     24.35%      -       -       26.18% (2/3/95)
Class C       -         -       -       6.38% (8/12/97)
Class Y     28.80%      -       -       32.78% (11/13/96)

Davis Real Estate Fund average annual total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:


            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     19.14%      -       -       20.11% (1/3/94)
Class B     20.88%      -       -       24.98% (12/27/94)
Class C       -         -       -       10.12% (8/13/97)
Class Y     25.29%      -       -       35.36% (11/8/96)



                                      24

Davis Government Bond Fund average annual total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:


            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     2.75%       -       -       5.81% (12/1/94)
Class B     4.12%     4.42%   6.03%     -
Class C       -         -       -       1.97% (8/1/97)
Class Y       -         -       -       -

         Total return is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period and subtracting the amount of the original investment, and by dividing the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.

Davis Growth Opportunity Fund total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:

            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     21.66%      -       -       105.87% (12/1/94)
Class B     23.82%    120.22% 346.77%   -
Class C       -         -       -       (6.53)% (8/15/97)
Class Y       -         -       -       (10.98)% (9/18/97)

Davis Financial Fund total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:

            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     37.67%    198.73%   -       388.87% (5/1/91)
Class B     40.25%      -       -       173.59% (12/27/94)
Class C       -         -       -       8.45% (8/12/97)
Class Y       -         -       -       28.66% (3/10/97)

Davis Convertible Securities Fund total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:

            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     22.56%    119.87%   -       148.46% (5/1/92)
Class B     24.35%      -       -       96.73%(2/3/95)
Class C       -         -       -       6.38% (8/12/97)
Class Y     28.80%      -       -       37.82% (11/13/96)

Davis Real Estate Fund total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:

            1 year    5 year  10 year   Life of Class (if less than 10 years)
            ------    ------  -------   -------------------------------------
Class A     19.14%      -       -       107.94% (1/3/94)
Class B     20.88%      -       -       95.81% (12/27/94)
Class C       -         -       -       10.12% (8/13/97)
Class Y     25.29%      -       -       41.45% (11/8/96)




                                      25



Davis Government Bond Fund total return with respect to Class A, B, C, and Y shares for the periods ended December 31, 1997:

            1 year    5 year   10 year  Life of Class (if less than 10 years)
            ------    ------   -------  -------------------------------------
Class A     2.75%       -        -      19.02% (12/1/94)
Class B     4.12%     24.17%   79.69%   -
Class C       -         -        -      1.97% (8/19/97)
Class Y       -         -        -      -

         In reports or other communications to shareholders and in advertising material, the Funds may compare their performance to various economic and securities indices or averages such as the Consumer Price Index, the Dow Jones
Industrial Average, the Standard & Poor's 500 Stock Index and to the performance of mutual fund indices as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"), or other widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations include reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Consumer Price Index is generally considered to be a measure of inflation. Averages and indices like
The Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index are unmanaged indices of common stocks which are considered to be generally representative of the United States stock market. The market prices and yields of these stocks will fluctuate.

         In reports or other communications to shareholders and in advertising material, the Company may also include evaluations of Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Kiplinger's, Institutional Investor and Money Magazine. Any given performance comparison should not be considered representative of the Fund's performance for any future period.

         DAVIS GOVERNMENT MONEY MARKET FUND. The current and effective yields for Davis Government Money Market Fund's Class A shares for the seven day period ended December 31, 1997 was xx% and xx% respectively.

         Yield quotations are calculated in accordance with the following formulas:

                           Yield = [(C-D) - BV] x (365/7)

                           Effective Yield = [ [ [ (C-D) - BV] + 1]365/7] - 1

                           C = Net change (excluding capital change in value of hypothetical account with balance of one share at beginning of seven-day period).

                           D = Deductions charged to hypothetical account.

                           BV = Value of hypothetical account at beginning of seven-day period for which yield is quoted.

         The yields of Davis Government Money Market Fund and Davis Government
Bond Fund will fluctuate depending upon prevailing interest rates, quality, maturities, types of instruments held, and operating expenses. Thus, any yield quotation should not be considered representative of future results. If a broker-dealer charges investors for services related to the purchase or redemption of Fund shares, the yield will effectively be reduced.

                                      26

                                   FORM N-1A
                               DAVIS SERIES, INC.


                   POST-EFFECTIVE AMENDMENT NO. 39 UNDER THE
                             SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 2-57209

                                      AND

                 AMENDMENT NO. 35 UNDER THE INVESTMENT COMPANY
                     ACT OF 1940 REGISTRATION NO. 811-2679

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a)  Financial Statements:

      Included in Part A:

                        Financial Highlights

      Included in Part B by incorporation by reference:

         (i)      Schedule of Investments at December 31, 1997.

         (ii)     Statement of Assets & Liabilities at December 31, 1997

         (iii)    Statement of Operations for the year ended December 31, 1997.

         (iv)     Statement of Changes in Net Asset Value for the years ended
                  December 31, 1997 and 1996.

         (v)      Notes to Financial Statements.

         (vi)     Report of Tait, Weller & Baker.

      (b)  Exhibits:

         (1)(a) Composite Articles of Incorporation, incorporated by reference to Exhibit 1 of Registrant's Post-Effective
                  Amendment No. 35 File 2-57209.

         (1)(b)   Articles Supplementary dated September 1, 996.

         (2)      Amended and Restated Bylaws, incorporated by reference to
                  Exhibit 2 of Registrant's Post-Effective Amendment No. 35,
                  File No. 2-57209.

         (3)      Not applicable.

         (4)      Specimen Common Stock Certificates for the Growth Fund, the
                  Bond Fund and the Financial Value Fund (formerly Global Value
                  Fund), incorporated by reference to Exhibit 4 of Registrant's
                  Post-Effective Amendment No. 25, File No. 2-57209.

                                       1

         (5)(a)   Investment Advisory Agreement, incorporated by reference to
                  Exhibit 5(a) of Registrant's Post-Effective Amendment No.,
                  35, File No. 2-57209.

         (5)(b) Amendment of Investment Advisory Agreement, incorporated by reference to Exhibit 5(b) of Registrant's Post-Effective
                  Amendment No., 35, File No. 2-57209.

         (5)(c)   Sub-Advisory Agreement with respect to the Davis Growth
                  Opportunity Fund, incorporated by reference to Exhibit 5(c) of Registrant's Post- Effective Amendment No., 35, File No.
                  2-57209.

         (5)(d) Sub-Advisory Agreement dated December 1, 1996, incorporated by reference to exhibit 5(d) of Registrant's Post-Effective
                  Amendment No. 37 File No. 2-57209.

         (6)(a)   Distributing Agreement incorporated by reference to Exhibit
                  (b) of Registrant's Post-Effective Amendment No. 35, File No.
                  2-57209.

         (6)(b) Distributor's Transfer and Assumption Agreement. incorporated by reference to Exhibit (6)(b) of Registrant's Post-Effective
                  Amendment No. 38, File No. 2-57209.

         (7)      Not applicable.

         (8)(a)   Custodian Contract in respect of the Davis Growth Opportunity
                  Fund, incorporated by reference to Exhibit (8)(a) of Registrant's Post-Effective Amendment No. 25, File No.
                  2-57209.

         (8)(b)   Custodian Contract in respect of the Davis Government Bond
                  Fund, incorporated by reference to Exhibit (8)(b) of Registrant's Post-Effective Amendment No. 25, File No.
                  2-57209.

         (8)(c)   Custodian Contract in respect of the Davis Government Money
                  Market Fund, incorporated by reference to Exhibit (8)(c) of Registrant's Post-Effective Amendment No. 25, File No.
                  2-57209.

         (8)(d) Transfer Agency and Service Agreement, incorporated by reference to Exhibit (8)(d) of Registrant's Post-Effective
                  Amendment No. 25, File No. 2-57209.

         (8)(e) Letter Agreement with Custodian and Transfer Agent Concerning the Davis Financial Fund, incorporated by reference to Exhibit (8)(e) of Registrant's Post-Effective Amendment No.
                  25, File No. 2-57209.

         (9) Transfer and Assumption Agreement, incorporated by reference to Exhibit (9) of Registrant's Post-Effective Amendment No.
                  25, File No. 2-57209.

         (10)*    Opinion and Consent of Counsel (D'Ancona & Pflaum).

         (11)*    Consent of Auditors.

         (12) Financial Statements, included in prospectus and Statement of Additional Information.

         (13)     Not Applicable.

                                       2

         (14)(a)  Prototype Money Purchase Pension and Profit Sharing Plan,
                  Prototype Defined Contribution Trust and Adoption Agreements, incorporated by reference to Exhibit (14)(a) of Registrant's
                  Post-Effective Amendment No. 25, File No. 2-57209.

         (14)(b)  Prototype Defined Contribution Profit Sharing/401(k) Plan,
                  Prototype Profit Sharing/401(k) Trust and Adoption
                  Agreements, incorporated by reference to Exhibit (14)(b) of Registrant's Post-Effective Amendment No. 25, File No.
                  2-57209.

         (14)(c) 403(b)(7) Retirement Plan Custodial Account, incorporated by reference to Exhibit (14)(c) of Registrant's Post-Effective
                  Amendment No. 25, File No. 2-57209.

         (15)(a)  Distribution Plan for Class A shares.

         (15)(b)  Distribution Plan in respect to Davis Government Money
                  Market, incorporated by reference to Exhibit (15)(b) of Registrant's Post-Effective Amendment No. 25, File No.
                  2-57209.

         (15)(c) Distribution Plan for Class B shares, incorporated by reference to Exhibit (15)(c) of Registrant's Post-Effective
                  Amendment No. 32, File No. 2-57209.

         (15)(d)  Distribution Plan for Class C Shares.

         (16) Sample Computation of Total Return, incorporated by reference to Exhibit 16 of Registrant's Post-Effective Amendment No.
                  15, File No. 2-57209.

         (17)     Not applicable.

         (18)(a)  Powers of Attorney, incorporated by reference to Exhibit
                  18(a) of Registrant's Post Effective Amendment No. 34 and
                  Exhibit 18(c) to Registrant's Post-Effective Amendment No. 37 on Form N-1A, File No. 2-57209.

         (18)(b)  Plan pursuant to 18f-3, as amended.

         (18)(c)* Power of Attorney for Andrew A. Davis and Christopher C.
                  Davis.

         *        Filed herein.

Item 25.  Persons Controlled by or Under Common Control With Registrant

          Not applicable

Item 26.  Number of Holders of Securities

                                                      Number of Record Holders
          Title of Class                              as of  March 31, 1998
          ------------------                          ---------------------
          Common Stock                   Class A   Class B   Class C   Class Y
                                         Shares    Shares    Shares    Shares
                                         ------    ------    ------    ------
          Growth Opportunity Fund        3,125     4,162       318          1
          Government Bond Fund           1,038       631        13          1
          Government Money Market Fund   3,244       620       177          0
          Financial Fund                 14,628   14,313     1,679          8
          Convertible Securities Fund    3,152     2,964       635         10
          Real Estate Fund               6,837     8,139       953         29

                                       3

Item 27.  Indemnification

                  Item 15 of Registrant's registration statement on Form N-14
(No. 33-30571) filed on or about August 17, 1989 is incorporated by reference.
In addition, Registrant's Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually receives an improper benefit in money, property or services or to the extent that a final adjudication finds that the individual acted with active or deliberate dishonesty.


   Item 28.           Business and Other Connections of Investment Adviser

                      Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and
   B of this Registration Statement at the sections entitled "Adviser, Sub-Adviser, and Distributor" in the Prospectus and "Investment Advisory
   Services" in the Statement of Additional Information.

   Item 29.           Principal Underwriter

                      (a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 124 East Marcy Street, Santa Fe, NM 87501, is the principal underwriter for the Registrant and also acts as principal underwriter for Davis New York Venture Fund, Inc., Davis High Income Fund,
   Inc., Davis Tax-Free High Income Fund, Inc., Davis International Series,
   Inc., Selected American Shares, Inc., Selected Special Shares, Inc. and
   Selected Capital Preservation Trust.

                      (b) Management of the Principal Underwriters:


--------------------------------- -------------------------------------------- --------------------------------------
NAME AND PRINCIPAL                POSITION AND OFFICES WITH                    POSITIONS AND OFFICES
BUSINESS ADDRESS                  UNDERWRITER                                  WITH REGISTRANT
--------------------------------- -------------------------------------------- --------------------------------------
Kenneth C. Eich                   President                                    Vice President
124 East Marcy Street
Santa Fe, NM 87501
--------------------------------- -------------------------------------------- --------------------------------------
Eileen R. Street                  Senior Vice President, Treasurer and         Vice President, Treasurer and
124 East Marcy Street             Assistant Secretary                          Assistant Secretary
Santa Fe, NM 87501
--------------------------------- -------------------------------------------- --------------------------------------
Thomas D. Tays                    Vice President and Secretary                 Vice President and Secretary
124 East Marcy Street
Santa Fe, NM 87501
--------------------------------- -------------------------------------------- --------------------------------------
Russell O. Wiese                  Senior Vice President                        None
124 East Marcy Street
Santa Fe, NM 87501
--------------------------------- -------------------------------------------- --------------------------------------
Sharra Reed                       Assistant Treasurer                          Assistant Treasurer and Assistant
124 East Marcy Street                                                          Secretary
Santa Fe, NM 87501
--------------------------------- -------------------------------------------- --------------------------------------

                      (c)  Not applicable.

Item 30.              Location of Accounts and Records

                    Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, and at the offices of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02107, and the Registrant's transfer agent State Street Bank and Trust, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02107.

Item 31.          Management Services

                  Not applicable

Item 32.          Undertakings

                  Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                               DAVIS SERIES, INC.

                                   SIGNATURES

         Registrant certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b).

         Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 27th day of April, 1998.



                     DAVIS SERIES, INC.

                     *By:  /s/ Shelton R. Stein
                          ----------------------------
                           Shelton R. Stein,
                           Attorney-in-fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                    Title                          Date
     ---------                    -----                          ----

Shelby M.C. Davis*               President                      April 27, 1998
-----------------                (Chief Executive
Shelby M.C. Davis                 Officer)



Eileen R. Street*                Vice President,                April 27, 1998
-----------------                principal accounting
Eileen R. Street                 officer




                     *By: /s/ Sheldon R. Stein
                          -------------------------------
                          Sheldon R. Stein,
                          Attorney-in-Fact

         *Sheldon R. Stein signs this document on behalf of the Registrant and the foregoing officers pursuant to the powers of attorney filed as Exhibit
(18)(a) to Post-Effective Amendment 34 and Exhibit (18)(c) to Post Effective Amendment No.37 to Registrant's Registration Statement.

                               DAVIS SERIES, INC.

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed on April 27, 1998 by the following persons in the capacities indicated.

           Signature                                             Title
           ---------                                             -----
Wesley E. Bass, Jr.*                                           Director
-----------------------
Wesley E. Bass, Jr.

Jeremy H. Biggs*                                               Director
-----------------------
Jeremy H. Biggs

Marc P. Blum*                                                  Director
-----------------------
Marc P. Blum

Andrew A. Davis*                                               Director
-----------------------
Andrew A. Davis

Christopher C. Davis*                                          Director
-----------------------
Christopher C. Davis

Eugene M. Feinblatt*                                           Director
-----------------------
Eugene M. Feinblatt

Jerry D. Geist*                                                Director
-----------------------
Jerry D. Geist

D. James Guzy*                                                 Director
-----------------------
D. James Guzy

G. Bernard Hamilton*                                           Director
-----------------------
G. Bernard Hamilton

LeRoy E. Hoffberger*                                           Director
-----------------------
LeRoy E. Hoffberger

Laurence W. Levine*                                            Director
-----------------------
Laurence W. Levine

Christian R. Sonne*                                            Director
-----------------------
Christian R. Sonne


         *Sheldon R. Stein signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 18(a) to Post-Effective Amendment 34 to Registrant's Registration Statement and Exhibit
 .18(c) to this Registration Statement.




                                               /s/Arthur Don
                                               -----------------------
                                               Arthur Don,
                                               Attorney-in-Fact